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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:         October 31, 2012

Date of reporting period:       January 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)

COMMON STOCKS - 90.2%	Shares	Value
Consumer Discretionary - 10.4%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	218,287	$2,632,541
Autoliv, Inc.	1,600	100,944
Ballard Power Systems, Inc. (a)	238,226	283,489
BorgWarner, Inc. (a)	1,500	111,945
Dana Holding Corporation (a)	114,659	1,702,686
Dorman Products, Inc. (a) (b)	26,757	1,161,521
Drew Industries, Inc. (a) (b)	19,856	515,660
Exide Technologies (a) (b)	574,128	1,894,622
Federal-Mogul Corporation (a) (b)	178,641	2,963,654
Fuel Systems Solutions, Inc. (a)	33,411	697,288
Gentex Corporation	3,600	96,732
Goodyear Tire & Rubber Company (The) (a)	10,945	142,285
Magna International, Inc. - Class A	3,000	124,020
Modine Manufacturing Company (a) (b)	99,567	1,089,263
Motorcar Parts of America, Inc. (a) (b)	13,367	85,816
Shiloh Industries, Inc. (a)	3,588	29,493
Spartan Motors, Inc. (b)	85,172	516,994
Standard Motor Products, Inc. (b)	141,185	2,921,118
Stoneridge, Inc. (a) (b)	67,766	634,968
Superior Industries International, Inc. (b)	48,874	888,041
Tenneco, Inc. (a)	3,078	98,804
Tongxin International Ltd. (a)	300	255
Tower International, Inc. (a)	33,357	380,937
TRW Automotive Holdings Corporation (a)	2,700	101,304
UQM Technologies, Inc. (a)	40,618	67,832
Visteon Corporation (a) (b)	27,661	1,327,728
		20,569,940
Automobiles - 0.0% (c)
Thor Industries, Inc. (b)	11,287	346,059

Distributors - 0.3%
Core-Mark Holding Company, Inc.	10,880	441,837
Genuine Parts Company	1,608	102,558
LKQ Corporation (a) (b)	15,500	505,300
Pool Corporation	1,560	53,087
VOXX International Corporation (a) (b)	247,676	3,150,439
Weyco Group, Inc.	121	3,056
		4,256,277
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	17,707	711,821
Archipelago Learning, Inc. (a)	200	2,078
Ascent Capital Group, Inc. - Class A (a) (b)	20,467	969,931
Cambium Learning Group, Inc. (a)	494	1,591
Capella Education Company (a)	1,280	54,182
Career Education Corporation (a)	189,010	1,910,891
Carriage Services, Inc.	400	2,292
China Education Alliance, Inc. (a)	23,832	16,682
Collectors Universe, Inc.	6,411	98,729

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Consumer Discretionary - 10.4% (Continued)
Diversified Consumer Services - 0.7% (Continued)
DeVry, Inc. (b)	10,048	$379,413
Grand Canyon Education, Inc. (a)	92,757	1,556,462
Hillenbrand, Inc.	18,653	437,413
Learning Tree International, Inc. (a)	247	1,502
Lincoln Educational Services Corporation	79,424	693,372
Matthews International Corporation - Class A	11,236	370,339
National American University Holdings, Inc.	1,695	12,814
Service Corporation International (b)	204,899	2,274,379
Steiner Leisure Ltd. (a) (b)	10,983	542,341
StoneMor Partners, L.P.	36,385	951,832
Universal Technical Institute, Inc. (a)	103,913	1,449,586
Weight Watchers International, Inc.	900	68,517
		12,506,167
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a) (b)	49,076	826,931
Ameristar Casinos, Inc. (b)	173,918	3,401,836
Arcos Dorados Holdings, Inc. - Class A	6,110	131,365
Asia Entertainment & Resources Ltd.	78	428
Bally Technologies, Inc. (a) (b)	38,482	1,624,710
Benihana, Inc.	758	8,285
Biglari Holdings, Inc. (a) (b)	1,300	514,722
Bob Evans Farms, Inc.	3,408	120,405
Boyd Gaming Corporation (a)	158,925	1,393,772
Bravo Brio Restaurant Group, Inc. (a) (b)	48,252	928,851
Brinker International, Inc.	2,500	64,625
Buffalo Wild Wings, Inc. (a) (b)	38,898	2,589,051
Caribou Coffee Company, Inc. (a) (b)	58,689	995,365
Carrols Restaurant Group, Inc. (a) (b)	66,123	747,851
CEC Entertainment, Inc. (b)	47,213	1,660,481
Cedar Fair, L.P. (b)	45,159	1,169,618
Choice Hotels International, Inc.	4,312	156,698
Churchill Downs, Inc. (b)	34,779	1,945,885
Cracker Barrel Old Country Store, Inc. (b)	24,393	1,279,901
DineEquity, Inc. (a)	7,183	341,336
Domino's Pizza, Inc. (a)	806	26,316
Einstein Noah Restaurant Group, Inc.	27,067	403,028
Frisch's Restaurants, Inc.	587	12,327
Full House Resorts, Inc. (a)	4,202	11,682
Gaylord Entertainment Company (a)	4,300	120,615
Hyatt Hotels Corporation - Class A (a)	298	12,701
International Speedway Corporation - Class A (b)	10,161	262,052
Interval Leisure Group, Inc. (a) (b)	39,927	543,007
Isle of Capri Casinos, Inc. (a) (b)	9,032	45,883
Jack in the Box, Inc. (a)	4,000	84,800
Jamba, Inc. (a)	15,770	24,601
Kona Grill, Inc. (a)	876	5,309
Krispy Kreme Doughnuts, Inc. (a) (b)	111,425	816,745
Life Time Fitness, Inc. (a) (b)	61,225	3,008,596
Luby's, Inc. (a)	38,856	202,828

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Consumer Discretionary - 10.4% (Continued)
Hotels, Restaurants & Leisure - 2.9% (Continued)
Marcus Corporation (b)	149,944	$1,815,822
Marriott Vacations Worldwide Corporation (a) (b)	61,397	1,273,988
Morgans Hotel Group Company (a)	850	4,794
Morton's Restaurant Group, Inc. (a)	25,011	172,576
MTR Gaming Group, Inc. (a)	100	239
Multimedia Games Holding Company, Inc. (a)	2,756	20,808
Nevada Gold & Casinos, Inc. (a)	100	148
Orient-Express Hotels Ltd. - Class A (a)	120,299	1,017,730
Panera Bread Company - Class A (a)	200	29,650
Papa John's International, Inc. (a) (b)	104,776	4,059,022
Penn National Gaming, Inc. (a) (b)	1,500	61,410
Pinnacle Entertainment, Inc. (a)	61,440	595,968
Red Lion Hotels Corporation (a)	113	827
Rick's Cabaret International, Inc. (a)	18,790	194,289
Royal Caribbean Cruises Ltd.	271	7,366
Ruby Tuesday, Inc. (a)	42,143	316,494
Scientific Games Corporation (a) (b)	746,005	8,347,796
Shuffle Master, Inc. (a) (b)	100,051	1,280,653
Six Flags Entertainment Corporation	604	26,473
Sonic Corporation (a)	98,644	675,711
Texas Roadhouse, Inc.	43,700	662,492
Town Sports International Holdings, Inc. (a) (b)	48,551	430,647
Vail Resorts, Inc.	3,500	152,635
Wendy's Company (The)	136,033	637,995
WMS Industries, Inc. (a)	69,870	1,529,454
		48,797,593
Household Durables - 1.0%
Beazer Homes USA, Inc. (a)	149,924	457,268
Blyth, Inc. (b)	3,061	192,690
Brookfield Residential Properties, Inc. (a)	25,463	224,074
CSS Industries, Inc.	2,354	50,423
Furniture Brands International, Inc. (a)	79,970	135,149
Helen of Troy Ltd. (a) (b)	34,787	1,119,098
Hooker Furniture Corporation	232	2,796
Jarden Corporation	300	10,107
Kid Brands, Inc. (a) (b)	7,920	27,166
Koss Corporation	200	1,102
La-Z-Boy, Inc. (a) (b)	30,294	399,275
Lennar Corporation - Class A	4,606	98,983
Lennar Corporation - Class B	6,120	105,325
Libbey, Inc. (a)	55,825	840,725
Lifetime Brands, Inc.	988	11,708
MDC Holdings, Inc.	31,553	625,380
Meritage Homes Corporation (a)	97,650	2,363,130
Mohawk Industries, Inc. (a)	200	12,232
Newell Rubbermaid, Inc.	100	1,847
NIVS IntelliMedia Technology Group, Inc. (a) (b)	242,917	17,004
PulteGroup, Inc. (a)	460,661	3,431,924
Ryland Group, Inc. (The)	177,788	3,235,742

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Consumer Discretionary - 10.4% (Continued)
Household Durables - 1.0% (Continued)
Skyline Corporation	8,138	$50,537
Stanley Furniture Company, Inc. (a)	734	2,576
Tempur-Pedic International, Inc. (a) (b)	63,109	4,210,001
Toll Brothers, Inc. (a)	4,400	95,964
Tupperware Brands Corporation	2,200	138,248
		17,860,474
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. - Class A (a)	192,241	553,654
Gaiam, Inc. - Class A (a)	2,063	7,386
Geeknet, Inc. (a) (b)	347	6,034
HSN, Inc.	6,427	229,380
Liberty Interactive Corporation - Series A (a) (b)	5,627	96,334
Orbitz Worldwide, Inc. (a) (b)	252,425	923,875
TripAdviser, Inc. (a)	41,900	1,378,929
U.S. Auto Parts Network, Inc. (a)	249	1,240
ValueVision Media, Inc. (a) (b)	267,846	423,197
		3,620,029
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (a) (b)	143,444	4,280,369
Black Diamond, Inc. (a)	1,011	8,108
Brunswick Corporation	7,000	149,380
Hasbro, Inc.	2,600	90,766
Johnson Outdoors, Inc. - Class A (a)	77	1,310
LeapFrog Enterprises, Inc. (a) (b)	521,095	3,017,140
Nautilus, Inc. (a)	1,500	3,630
Smith & Wesson Holding Corporation (a) (b)	284,630	1,462,998
Steinway Musical Instruments, Inc. (a)	13,158	328,292
Summer Infant, Inc. (a)	218	1,169
		9,343,162
Media - 1.2%
A.H. Belo Corporation - Class A	1,335	7,930
AMC Networks, Inc. - Class A (a)	4,999	213,757
Arbitron, Inc. (b)	33,231	1,186,679
Ballantyne Strong, Inc. (a)	22,611	95,871
Belo Corporation - Class A	47,604	353,698
Cablevision Systems Corporation - Class A	48,574	706,752
Carmike Cinemas, Inc. (a)	109	776
Central European Media Enterprises Ltd. (a)	54,868	383,527
Charter Communications, Inc. - Class A (a)	2,000	115,280
Cinemark Holdings, Inc. (b)	107,874	2,127,275
Crown Media Holdings, Inc. - Class A (a)	645	768
CTC Media, Inc.	13,727	137,544
Dex One Corporation (a) (b)	46,214	77,639
Digital Generation, Inc. (a) (b)	4,752	66,053
Discovery Communications, Inc. - Class C (a)	5,700	221,445
DISH Network Corporation - Class A	5,000	139,600
E.W. Scripps Company (The) - Class A (a) (b)	260,506	2,206,486
Fisher Communications, Inc. (a) (b)	9,748	293,317
Gannett Company, Inc.	37,658	533,614

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Consumer Discretionary - 10.4% (Continued)
Media - 1.2% (Continued)
Gray Television, Inc. (a)	25,825	$52,941
Harte-Hanks, Inc.	55,751	537,997
IMAX Corporation (a)	30,410	629,791
Insignia Systems, Inc.	22,694	47,657
Interpublic Group of Companies, Inc.	4,500	46,485
John Wiley & Sons, Inc. - Class A	5,595	253,957
Knology, Inc. (a) (b)	31,104	468,737
Lamar Advertising Company - Class A (a)	11,418	326,669
Liberty Media Corporation - Liberty Capital (a)	2,100	173,061
LIN TV Corporation - Class A (a) (b)	147,076	592,716
Madison Square Garden Company (The) - Class A (a)	80,280	2,303,233
Martha Stewart Living Omnimedia, Inc. - Class A	58,760	258,544
MDC Partners, Inc. (b)	20,023	261,901
Morningstar, Inc.	1,705	101,823
National CineMedia, Inc.	81,345	1,107,919
New York Times Company (The) - Class A (a)	51,826	386,104
Nexstar Broadcasting Group, Inc. (a)	46,342	392,517
Outdoor Channel Holdings, Inc.	812	5,725
Radio One, Inc. - Class D (a)	3,769	3,844
ReachLocal, Inc. (a)	90,006	709,247
Reading International, Inc. (a)	2,091	8,908
Regal Entertainment Group	13,505	168,137
Rentrak Corporation (a)	22,315	381,810
Saga Communications, Inc. - Class A (a)	25	1,031
Scripps Networks Interactive, Inc. - Class A (b)	3,622	157,050
Shaw Communications, Inc. - Class B	22,496	446,096
Sinclair Broadcast Group, Inc. - Class A (b)	87,572	1,075,384
Sirius XM Radio, Inc. (a) (b)	222,377	464,768
Thomson Reuters Corporation	6,600	181,434
Value Line, Inc.	12	135
		20,413,632
Multiline Retail - 0.0% (c)
Bon-Ton Stores, Inc. (The)	7,358	29,874
Dollar General Corporation (a)	1,700	72,437
Family Dollar Stores, Inc.	1,500	83,700
Gordmans Stores, Inc. (a) (b)	23,295	338,476
		524,487
Specialty Retail - 1.9%
Aaron's, Inc.	26,637	708,811
America's Car-Mart, Inc. (a) (b)	15,816	600,059
Asbury Automotive Group, Inc. (a) (b)	59,062	1,353,110
Ascena Retail Group, Inc. (a)	18,600	657,882
bebe stores, inc.	360,311	3,156,324
Big 5 Sporting Goods Corporation (b)	83,993	666,904
Body Central Corporation (a)	15,600	419,328
Build-A-Bear Workshop, Inc. (a)	14,645	119,650
Cache, Inc. (a)	200	1,302
Casual Male Retail Group, Inc. (a)	11,397	36,014
Cato Corporation (The) - Class A	32,938	883,068

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Consumer Discretionary - 10.4% (Continued)
Specialty Retail - 1.9% (Continued)
Chico's FAS, Inc.	114,290	$1,307,478
China Auto Logistics, Inc. (a)	300	312
Christopher & Banks Corporation (b)	139,485	288,734
Coldwater Creek, Inc. (a) (b)	217,237	191,169
Destination Maternity Corporation (b)	27,606	460,744
Dick's Sporting Goods, Inc.	400	16,484
Dreams, Inc. (a)	2,317	5,236
DSW, Inc. - Class A	1,469	73,406
Express, Inc. (a)	228	4,934
Foot Locker, Inc.	1,957	51,352
Francesca's Holdings Corporation (a)	15,590	345,630
GameStop Corporation - Class A (a) (b)	189,647	4,430,154
Genesco, Inc. (a)	734	44,825
GNC Acquisition Holdings, Inc. - Class A (a)	5,000	137,550
Group 1 Automotive, Inc. (b)	12,601	672,137
Guess?, Inc.	46,557	1,396,710
Haverty Furniture Companies, Inc.	21,772	271,715
Hot Topic, Inc.	82,267	602,194
Jos. A. Bank Clothiers, Inc. (a)	21	1,003
Kirkland's, Inc. (a)	88,784	1,329,096
Midas, Inc. (a)	3,218	27,353
New York & Company, Inc. (a)	201,547	562,316
Office Depot, Inc. (a)	771,461	2,106,089
O'Reilly Automotive, Inc. (a)	1,700	138,567
Pacific Sunwear of California, Inc. (a)	627	1,129
Penske Automotive Group, Inc.	307	6,871
Pep Boys - Manny, Moe & Jack (The)	27,535	413,025
Pier 1 Imports, Inc. (a)	129,372	2,011,735
RadioShack Corporation (b)	143,265	1,028,643
Rent-A-Center, Inc.	2,619	88,575
Sally Beauty Holdings, Inc. (a)	4,500	92,790
Shoe Carnival, Inc. (a) (b)	84,948	2,148,335
Signet Jewelers Ltd.	3,385	154,288
Sonic Automotive, Inc. - Class A (b)	108,917	1,698,016
Stein Mart, Inc. (a) (b)	86,273	625,479
Syms Corp (a)	160	1,616
Systemax, Inc. (a)	1,045	18,402
Talbots, Inc. (The) (a)	65	211
TravelCenters of America, Inc. (a) (b)	172,564	923,217
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,200	167,684
West Marine, Inc. (a)	200	2,424
Zale Corporation (a)	30,738	87,603
		32,537,683
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc. (a)	2,400	100,608
Culp, Inc. (a)	12,367	112,663
Deckers Outdoor Corporation (a)	180	14,553
Delta Apparel, Inc. (a)	1,017	15,560
Fossil, Inc. (a)	200	19,010

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Consumer Discretionary - 10.4% (Continued)
Textiles, Apparel & Luxury Goods - 0.5% (Continued)
Fuqi International, Inc. (a)	117,639	$152,931
Gildan Activewear, Inc. - Class A	6,200	134,788
Hanesbrands, Inc. (a)	654	16,088
Joe's Jeans, Inc. (a)	69,899	48,230
Kenneth Cole Productions, Inc. (a)	9,289	114,162
K-Swiss, Inc. - Class A (a)	18,375	62,108
Lacrosse Footwear, Inc.	55	692
LJ International, Inc. (a) (b)	67,792	148,465
Lululemon Athletica, Inc. (a)	212	13,384
Maidenform Brands, Inc. (a)	23,558	471,160
Michael Kors Holdings Ltd. (a)	5,600	173,320
Movado Group, Inc.	96,644	1,779,216
Oxford Industries, Inc.	4,935	251,340
Perry Ellis International, Inc. (a) (b)	18,133	281,787
Quiksilver, Inc. (a)	311,707	1,390,213
R.G. Barry Corporation	284	3,476
Rocky Brands, Inc. (a)	15,412	171,073
True Religion Apparel, Inc. (a)	10,989	398,241
Unifi, Inc. (a) (b)	35,318	343,644
Warnaco Group, Inc. (The) (a)	2,100	122,325
Wolverine World Wide, Inc. (b)	35,558	1,389,962
		7,728,999
Consumer Staples - 1.6%
Beverages - 0.3%
Beam, Inc.	1,000	52,310
Brown-Forman Corporation - Class B	2,000	162,420
Coca-Cola Bottling Company Consolidated (b)	33,202	2,023,662
Cott Corporation (a) (b)	155,646	1,094,191
Craft Brewers Alliance, Inc. (a)	21,716	135,942
Dr Pepper Snapple Group, Inc.	3,400	131,988
Heckmann Corporation (a)	198,065	1,012,112
Jones Soda Company (a)	80	55
MGP Ingredients, Inc.	400	2,384
Molson Coors Brewing Company - Class B	600	25,734
National Beverage Corporation (a)	19,166	320,647
Primo Water Corporation (a)	312,493	915,605
		5,877,050
Food & Staples Retailing - 0.4%
Andersons, Inc. (The) (b)	22,017	892,789
Arden Group, Inc. - Class A	39	3,510
Casey's General Stores, Inc.	751	38,256
Chefs' Warehouse, Inc. (The) (a)	26,170	552,972
Ingles Markets, Inc. - Class A (b)	65,164	1,135,809
Nash Finch Company	9,540	278,663
Pantry, Inc. (The) (a)	31,507	379,344
Pizza Inn Holdings, Inc. (a)	507	2,783
Rite Aid Corporation (a) (b)	449,012	624,127
Ruddick Corporation	3,621	146,071
Susser Holdings Corporation (a) (b)	110,757	2,641,555

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Consumer Staples - 1.6% (Continued)
Food & Staples Retailing - 0.4% (Continued)
Sysco Corporation	300	$9,033
Village Super Market, Inc. - Class A	3,531	112,109
Winn-Dixie Stores, Inc. (a)	87,986	831,468
		7,648,489
Food Products - 0.5%
Adecoagro, S.A. (a)	95,143	872,461
AgFeed Industries, Inc. (a) (d)	168	32
Campbell Soup Company	4,900	155,330
China Marine Food Group Ltd. (a)	171	238
Corn Products International, Inc.	1,000	55,490
Darling International, Inc. (a) (b)	84,179	1,286,255
Dean Foods Company (a)	6,078	65,399
Farmer Brothers Company (a)	160	1,597
Flowers Foods, Inc.	518	10,023
Fresh Del Monte Produce, Inc.	2,116	51,800
Green Mountain Coffee Roasters, Inc. (a)	1,400	74,676
Griffin Land & Nurseries, Inc.	45	1,201
Hain Celestial Group, Inc. (The) (a)	26,667	1,029,080
Hormel Foods Corporation	200	5,756
HQ Sustainable Maritime Industries, Inc. (a)	1,421	199
J & J Snack Foods Corporation	14,482	739,016
J.M. Smucker Company (The)	600	47,268
Mead Johnson Nutrition Company	1,400	103,726
Omega Protein Corporation (a) (b)	100,214	862,843
Origin Agritech Ltd. (a) (b)	133,192	315,665
Pilgrim's Pride Corporation (a) (b)	116,500	626,770
Ralcorp Holdings, Inc. (a)	2,100	183,645
Reddy Ice Holdings, Inc. (a)	866	329
Sara Lee Corporation	8,500	162,775
Seneca Foods Corporation - Class A (a)	5,267	152,374
Smart Balance, Inc. (a) (b)	69,934	370,650
Smithfield Foods, Inc. (a)	1,827	40,797
Snyder's-Lance, Inc.	15,845	364,277
SunOpta, Inc. (a) (b)	66,767	325,823
Tootsie Roll Industries, Inc.	13,487	326,925
Westway Group, Inc. (a)	1,317	7,375
Yuhe International, Inc. (a)	136	141
		8,239,936
Household Products - 0.1%
Central Garden & Pet Company - Class A (a)	30,858	291,917
Church & Dwight Company, Inc.	2,000	90,740
Clorox Company (The) (b)	2,001	137,389
Energizer Holdings, Inc. (a)	1,900	146,528
Harbinger Group, Inc. (a)	32,697	156,945
Oil-Dri Corporation of America	200	4,198
WD-40 Company	761	33,286
		861,003
Personal Products - 0.3%
American Oriental Bioengineering, Inc. (a)	175,553	133,420

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Consumer Staples - 1.6% (Continued)
Personal Products - 0.3% (Continued)
Avon Products, Inc.	10,800	$191,916
Herbalife Ltd.	1,945	112,577
Inter Parfums, Inc. (b)	24,164	403,539
Natural Alternatives International, Inc. (a)	3,562	32,592
Nu Skin Enterprises, Inc. - Class A (b)	1,033	51,598
Nutraceutical International Corporation (a)	225	2,891
Parlux Fragrances, Inc. (a)	9,980	52,395
Prestige Brands Holdings, Inc. (a) (b)	147,151	1,889,419
Reliv' International, Inc.	1,800	2,250
Revlon, Inc. (a) (b)	103,343	1,628,686
Schiff Nutrition International, Inc. (a) (b)	44,909	479,179
		4,980,462
Tobacco - 0.0% (c)
Altria Group, Inc.	500	14,200
Vector Group Ltd.	156	2,716
		16,916
Energy - 7.3%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	1,200	55,176
Basic Energy Services, Inc. (a) (b)	260,111	4,684,599
Bolt Technology Corporation	213	2,554
Bristow Group, Inc.	1,346	66,035
C&J Energy Services, Inc. (a)	79	1,315
Cal Dive International, Inc. (a)	18,343	55,212
Cameron International Corporation (a)	300	15,960
CARBO Ceramics, Inc.	300	29,175
Complete Production Services, Inc. (a)	60,915	2,052,836
Compressco Partners, L.P.	17	266
Core Laboratories N.V.	500	53,115
Dresser-Rand Group, Inc. (a)	1,312	67,214
ENGlobal Corporation (a)	300	630
Exterran Holdings, Inc. (a)	18,423	170,965
Exterran Partners, L.P.	32,036	748,361
FMC Technologies, Inc. (a)	1,100	56,221
Geokinetics, Inc. (a)	442	1,039
Global Geophysical Services, Inc. (a) (b)	62,478	562,927
Gulf Island Fabrication, Inc.	28,072	851,985
Gulfmark Offshore, Inc. - Class A (a) (b)	14,249	651,464
Helix Energy Solutions Group, Inc. (a)	2,753	45,287
Hercules Offshore, Inc. (a)	48,443	217,509
ION Geophysical Corporation (a)	5,400	40,122
Matrix Service Company (a) (b)	55,029	640,538
McDermott International, Inc. (a) (b)	114,319	1,390,119
Mitcham Industries, Inc. (a) (b)	69,393	1,523,870
Newpark Resources, Inc. (a)	142,450	1,159,543
Noble Corporation (a)	200	6,968
North American Energy Partners, Inc. (a) (b)	137,266	873,012
Ocean Rig UDW, Inc. (a)	30,015	458,029
Oil States International, Inc. (a) (b)	1,200	95,628

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Energy - 7.3% (Continued)
Energy Equipment & Services - 1.8% (Continued)
OYO Geospace Corporation (a) (b)	11,199	$985,624
Parker Drilling Company (a) (b)	249,121	1,619,287
Patterson-UTI Energy, Inc. (b)	101,846	1,921,834
PHI, Inc. (a)	12	316
Pioneer Drilling Company (a)	229,204	2,044,500
Precision Drilling Corporation (a)	20,800	212,576
RigNet, Inc. (a)	7,666	133,848
RPC, Inc.	179,105	2,731,351
SEACOR Holdings, Inc. (a)	3,982	364,473
Tesco Corporation (a)	7,216	100,158
TETRA Technologies, Inc. (a)	12,336	115,218
TGC Industries, Inc. (a) (b)	108,358	884,201
Transocean Ltd.	38,300	1,811,590
Union Drilling, Inc. (a) (b)	72,531	466,374
Unit Corporation (a) (b)	29,892	1,352,613
Vantage Drilling Company (a) (b)	232,399	288,175
		31,609,812
Oil, Gas & Consumable Fuels - 5.5%
Adams Resources & Energy, Inc.	3,179	121,215
Advantage Oil & Gas Ltd. (a) (b)	284,421	1,009,695
Alliance Holdings GP, L.P.	2,860	153,010
Alliance Resource Partners, L.P.	1,600	126,960
Alon USA Energy, Inc. (b)	213,099	2,058,536
Andatee China Marine Fuel Services Corporation (a)	213	750
Approach Resources, Inc. (a)	2,772	97,380
Arch Coal, Inc.	45,509	656,695
Atlas Energy, L.P.	16,857	440,305
Atlas Pipeline Partners, L.P.	3,100	116,281
Baytex Energy Corporation	2,101	120,492
Berry Petroleum Company - Class A	1,848	83,178
BMB Munai, Inc.	3,352	546
Boardwalk Pipeline Partners, L.P. (b)	4,991	137,502
BreitBurn Energy Partners, L.P. (b)	44,604	888,066
Buckeye Partners, L.P.	5,053	314,751
Cabot Oil & Gas Corporation	800	25,520
Callon Petroleum Company (a) (b)	428,226	2,569,356
Calumet Specialty Products Partners, L.P. (b)	33,260	753,339
Cameco Corporation	3,300	76,791
Capital Product Partners, L.P.	126,208	990,733
Cheniere Energy Partners, L.P.	23,788	501,927
Chesapeake Granite Wash Trust	22,342	547,826
Chesapeake Midstream Partners, L.P.	4,604	133,930
Cloud Peak Energy, Inc. (a)	48,387	916,934
Cobalt International Energy, Inc. (a) (b)	21,690	434,668
Comstock Resources, Inc. (a)	41,908	504,572
Concho Resources, Inc. (a)	300	31,998
Constellation Energy Partners, LLC (a)	2,050	4,633
Contango Oil & Gas Company (a)	56	3,488
Crestwood Midstream Partners, L.P. (b)	21,144	624,805

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Energy - 7.3% (Continued)
Oil, Gas & Consumable Fuels - 5.5% (Continued)
Cross Timbers Royalty Trust	4,647	$216,411
Crosstex Energy, Inc. (b)	30,698	385,567
Crosstex Energy, L.P.	35,010	590,619
CVR Energy, Inc. (a) (b)	206,370	5,146,868
Delek US Holdings, Inc.	113,627	1,430,564
Delta Petroleum Corporation (a)	40,738	11,407
Denbury Resources, Inc. (a)	3,100	58,466
Denison Mines Corporation (a)	542,268	932,701
Dorchester Minerals, L.P. (b)	42,931	945,341
Double Eagle Petroleum Company (a)	18,951	125,645
Eagle Rock Energy Partners, L.P. (b)	9,506	105,802
El Paso Corporation	4,900	131,663
El Paso Pipeline Partners, L.P.	3,600	126,468
Enbridge Energy Management, LLC (a)	1	35
Enbridge, Inc.	3,099	116,398
Energen Corporation	7,873	379,242
Energy Partners Ltd. (a)	38,911	621,798
Energy Transfer Partners, L.P.	400	19,740
Energy XXI (Bermuda) Ltd. (a) (b)	123,740	4,062,384
Enterprise Products Partners, L.P.	101	4,878
EQT Corporation	2,300	116,196
Equal Energy Ltd. (a)	8,681	36,894
EV Energy Partners, L.P.	5,300	353,616
EXCO Resources, Inc.	75,067	590,027
Frontline Ltd.	78,985	397,295
FX Energy, Inc. (a)	245	1,352
Gastar Exploration Ltd. (a)	153,679	461,037
General Maritime Corporation (a)	27,134	516
Genesis Energy, L.P.	2,257	63,444
GeoMet, Inc. (a)	1,636	1,180
GeoResources, Inc. (a)	17,285	529,094
Gevo, Inc. (a)	758	6,579
Global Partners, L.P. (b)	43,205	1,042,537
Golar LNG Ltd.	1,202	49,282
Golar LNG Partners, L.P. (b)	39,414	1,353,871
Goodrich Petroleum Corporation (a)	60,740	1,048,372
Gran Tierra Energy, Inc. (a)	183,112	1,056,556
Green Plains Renewable Energy, Inc. (a)	21,910	248,678
Gulfport Energy Corporation (a) (b)	49,692	1,633,376
Hess Corporation	36,265	2,041,719
Holly Energy Partners, L.P. (b)	1,629	90,019
HollyFrontier Corporation	746	21,888
Hugoton Royalty Trust (b)	65,529	987,522
Imperial Oil Ltd.	3,000	142,920
Inergy Midstream, L.P. (a)	6,051	123,319
Inergy, L.P.	23,500	442,975
Ivanhoe Energy, Inc. (a)	136,855	142,329
James River Coal Company (a) (b)	118,493	745,321
Kodiak Oil & Gas Corporation (a) (b)	635,619	5,765,064

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Energy - 7.3% (Continued)
Oil, Gas & Consumable Fuels - 5.5% (Continued)
Kosmos Energy Ltd. (a)	9,400	$118,064
Laredo Petroleum Holdings, Inc. (a)	28,599	633,754
Legacy Reserves, L.P.	10,342	293,196
Lone Pine Resources, Inc. (a) (b)	50,321	335,641
Magellan Midstream Partners, L.P.	1,600	107,328
Magellan Petroleum Corporation (a)	228	212
Marathon Oil Corporation	3,000	94,170
Martin Midstream Partners, L.P. (b)	24,256	876,127
McMoRan Exploration Company (a)	4,279	50,193
Memorial Production Partners, L.P. (a)	12,764	234,858
Navios Maritime Acquisition Corporation	145	436
NuStar Energy, L.P.	1,661	97,650
NuStar GP Holdings, LLC	1,920	64,608
Oasis Petroleum, Inc. (a)	16,642	561,501
Oiltanking Partners, L.P.	14,359	417,273
Oxford Resource Partners, L.P. (b)	42,476	731,437
PAA Natural Gas Storage, L.P. (b)	77,453	1,415,841
Pacific Ethanol, Inc. (a)	100	104
Panhandle Oil & Gas, Inc.	301	8,651
Patriot Coal Corporation (a)	2,566	19,502
Peabody Energy Corporation	100	3,409
Pengrowth Energy Corporation	5,900	59,118
Penn Virginia Corporation (b)	584,956	2,708,346
Penn Virginia Resource Partners, L.P.	2,648	68,980
Permian Basin Royalty Trust (b)	29,253	589,448
Pioneer Southwest Energy Partners, L.P. (b)	42,027	1,142,294
Plains Exploration & Production Company (a)	800	30,176
PostRock Energy Corporation (a)	24,693	84,450
Provident Energy Ltd.	9,700	108,737
QEP Resources, Inc.	3,900	111,696
QR Energy, L.P.	34,310	734,234
Quest Rare Minerals Ltd. (a)	76,674	245,357
Quicksilver Resources, Inc. (a)	92,400	462,924
RAM Energy Resources, Inc. (a) (b)	20,264	73,964
Regency Energy Partners, L.P.	900	23,283
Rentech, Inc. (a)	210,504	370,487
REX American Resources Corporation (a)	29,092	747,664
Rex Energy Corporation (a)	14,540	137,548
Rhino Resource Partners, L.P.	34,050	713,688
Rosetta Resources, Inc. (a)	1,124	53,941
Sabine Royalty Trust (b)	13,764	853,368
San Juan Basin Royalty Trust (b)	35,152	681,949
Sanchez Energy Corporation (a)	14,400	258,336
SandRidge Mississippian Trust I	43,243	1,468,532
SandRidge Permian Trust	31,254	713,216
Saratoga Resources, Inc. (a)	2,004	12,685
Scorpio Tankers, Inc. (a)	14,046	81,045
SM Energy Company	2,900	210,482
Solazyme, Inc. (a)	6,167	71,661

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Energy - 7.3% (Continued)
Oil, Gas & Consumable Fuels - 5.5% (Continued)
Spectra Energy Partners, L.P.	8,500	$272,765
Stone Energy Corporation (a) (b)	175,150	4,912,957
Sunoco Logistics Partners, L.P.	2,193	81,865
Targa Resources Corporation	7,431	307,941
TC Pipelines, L.P.	5,500	253,660
Teekay Corporation	20,870	572,255
Tengasco, Inc. (a)	54,741	46,366
Tesoro Corporation (a)	200	5,006
Tesoro Logistics, L.P.	22,535	747,711
Toreador Resources Corporation (a) (b)	100,546	466,533
TransAtlantic Petroleum Ltd. (a) (b)	767,440	1,120,462
TransCanada Corporation	6,400	262,720
TransGlobe Energy Corporation (a) (b)	127,313	1,234,936
TransMontaigne Partners, L.P. (b)	38,902	1,359,236
Triangle Petroleum Corporation (a)	125,458	858,133
Tsakos Energy Navigation Ltd. (b)	100,544	671,634
Ur-Energy, Inc. (a) (b)	5,081	7,063
Venoco, Inc. (a)	308,900	3,277,429
VOC Energy Trust	31,210	661,652
Voyager Oil & Gas, Inc. (a) (b)	91,322	241,090
W&T Offshore, Inc. (b)	228,109	4,929,435
Warren Resources, Inc. (a) (b)	350,250	1,246,890
Western Refining, Inc. (b)	129,246	2,136,436
Westmoreland Coal Company (a) (b)	1,600	19,360
Williams Partners, L.P.	2,100	131,019
		94,056,975
Financials - 14.6%
Capital Markets - 2.3%
American Capital Ltd. (a) (b)	311,382	2,559,560
Apollo Global Management, LLC - Class A	7,296	108,564
Apollo Investment Corporation	167,505	1,291,464
Ares Capital Corporation	38,319	607,356
Artio Global Investors, Inc.	67,616	303,596
BGC Partners, Inc. - Class A	252,371	1,579,842
BlackRock, Inc. - Class A	100	18,200
Calamos Asset Management, Inc. - Class A (b)	143,850	1,796,687
Charles Schwab Corporation (The)	700	8,155
CIFC Corporation (a)	600	3,372
Diamond Hill Investment Group, Inc.	3,689	281,877
Duff & Phelps Corporation	449	6,883
E*TRADE Financial Corporation (a) (b)	461,348	3,778,440
Eaton Vance Corporation	18,499	475,239
Edelman Financial Group, Inc.	179	1,278
Ellington Financial, LLC (b)	39,593	764,541
Epoch Holding Corporation	22,739	541,416
Evercore Partners, Inc. - Class A (b)	43,683	1,231,424
FBR & Co. (a)	1,478	3,237
Fortress Investment Group, LLC - Class A (a)	291,971	1,007,300
GAMCO Investors, Inc. - Class A	1,126	52,359

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Capital Markets - 2.3% (Continued)
GFI Group, Inc. (b)	176,534	$817,352
Gladstone Capital Corporation	32,802	293,578
Gladstone Investment Corporation	34,043	276,770
Gleacher & Company, Inc. (a)	80,424	134,308
Golub Capital BDC, Inc. (b)	22,047	336,878
GSV Capital Corporation (a)	28,099	494,261
Harris & Harris Group, Inc. (a)	5,700	25,194
HFF, Inc. - Class A (a) (b)	87,430	1,233,637
Horizon Technology Finance Corporation	18,217	295,844
ICG Group, Inc. (a)	49,860	447,244
INTL FCStone, Inc. (a)	16,398	421,101
Investment Technology Group, Inc. (a)	305	3,459
Jefferies Group, Inc.	29,551	449,471
KBW, Inc.	57,217	991,571
KKR & Company, L.P.	8,300	116,034
Kohlberg Capital Corporation (b)	20,278	141,743
Ladenburg Thalmann Financial Services, Inc. (a)	107,037	239,763
Lazard Ltd. - Class A (b)	222,971	6,403,727
LPL Investment Holdings, Inc. (a)	9,400	308,790
Manning & Napier, Inc. (a)	3,990	52,868
Medallion Financial Corporation	73,275	812,620
Medley Capital Corporation	2,427	27,013
Morgan Stanley	5,000	93,250
NGP Capital Resources Company	26,307	204,668
Och-Ziff Capital Management Group, LLC	270,953	2,690,563
Oppenheimer Holdings, Inc.	435	7,586
PennantPark Floating Rate Capital Ltd.	138	1,548
PennantPark Investment Corporation	16,049	165,465
Pzena Investment Management, Inc. - Class A	1,392	6,417
Raymond James Financial, Inc.	2,000	70,000
SEI Investments Company (b)	149,454	2,745,470
Solar Senior Capital Ltd.	1,654	26,960
Steel Excel, Inc. (a)	7,937	208,346
Stifel Financial Corporation (a)	4,739	170,888
SWS Group, Inc.	56,935	418,472
THL Credit, Inc.	53,291	694,915
TICC Capital Corporation	52,076	486,911
Tortoise Energy Capital Corporation	100	2,848
U.S. Global Investors, Inc.	1,355	9,539
Virtus Investment Partners, Inc. (a)	4,756	377,484
Waddell & Reed Financial, Inc. - Class A	1,200	32,940
Walter Investment Management Corporation (b)	54,627	1,022,617
Westwood Holdings Group, Inc.	600	23,940
		40,204,843
Commercial Banks - 3.2%
1st Source Corporation	19,411	486,051
ACNB Corporation	120	1,680
AmeriServ Financial, Inc. (a)	100	228
Ames National Corporation	95	1,882

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Commercial Banks - 3.2% (Continued)
Associated Banc-Corp (b)	357,421	$4,453,466
BancFirst Corporation	239	9,598
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	20,136	372,717
Bancorp, Inc. (The) (a) (b)	64,248	515,269
Bank of Hawaii Corporation	4,400	201,168
Bank of Kentucky Financial Corporation	2,470	58,440
Bank of Marin Bancorp	357	13,834
Banner Corporation (b)	46,542	914,085
BBCN Bancorp, Inc. (a)	80,577	815,439
BOK Financial Corporation	5,141	286,354
Bridge Bancorp, Inc.	387	7,457
Bridge Capital Holdings (a)	1,177	12,735
Bryn Mawr Bank Corporation	3,028	60,893
BSB Bancorp, Inc. (a)	10,008	108,487
Camden National Corporation	1,200	41,280
Canadian Imperial Bank of Commerce	2,300	174,961
Capital Bank Corporation (a)	5,663	13,478
CapitalSource, Inc. (b)	424,228	2,931,415
Cardinal Financial Corporation (b)	49,558	555,545
Cathay General Bancorp	19,178	301,862
CenterState Banks, Inc.	6,307	44,464
Central Pacific Financial Corporation (a)	11,258	153,447
Century Bancorp, Inc. - Class A	32	908
Citizens Republic Bancorp, Inc. (a)	67,749	870,575
City National Corporation	3,031	139,062
CNB Financial Corporation	54	892
Commerce Bancshares, Inc. (b)	20,671	802,448
Credicorp Ltd.	682	77,516
Cullen/Frost Bankers, Inc.	2,000	111,340
CVB Financial Corporation	118,600	1,248,858
Eagle Bancorp, Inc. (a)	1,167	19,594
East West Bancorp, Inc. (b)	125,537	2,756,792
Eastern Virginia Bankshares, Inc. (a)	200	522
Enterprise Bancorp, Inc.	492	7,980
Enterprise Financial Services Corporation	4,418	54,739
Farmers Capital Bank Corporation (a)	3	14
Financial Institutions, Inc.	6,220	106,300
First BanCorp (North Carolina)	204	2,375
First Bancorp, Inc.	315	5,037
First Commonwealth Financial Corporation	176,310	976,757
First Community Bancshares, Inc.	27,006	344,597
First Connecticut Bancorp, Inc.	5,560	73,726
First Financial Corporation	9,293	325,441
First Horizon National Corporation (b)	218,691	1,909,173
First Interstate BancSystem, Inc.	65,611	902,807
First Merchants Corporation	33,047	325,513
First Midwest Bancorp, Inc.	42,558	463,031
First of Long Island Corporation (The)	111	2,951

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Commercial Banks - 3.2% (Continued)
First South Bancorp, Inc. (a)	341	$1,200
Fulton Financial Corporation (b)	246,199	2,287,189
German American Bancorp, Inc.	200	4,024
Glacier Bancorp, Inc. (b)	22,265	311,042
Guaranty Bancorp (a)	900	1,341
Hancock Holding Company (b)	11,751	390,133
Hanmi Financial Corporation (a)	47,844	394,235
Heartland Financial USA, Inc.	541	8,926
Home BancShares, Inc.	2,029	52,876
Hudson Valley Holding Corporation	6,575	144,326
Huntington Bancshares, Inc.	151	862
International Bancshares Corporation	3,464	66,578
Investors Bancorp, Inc. (a) (b)	103,511	1,527,822
Lakeland Financial Corporation	13,847	350,883
MainSource Financial Group, Inc.	2,719	25,531
Merchants Bancshares, Inc.	4	114
Metro Bancorp, Inc. (a)	200	2,188
Middleburg Financial Corporation	1,176	17,758
MidWestOne Financial Group, Inc.	144	2,359
National Penn Bancshares, Inc. (b)	324,143	2,816,803
NewBridge Bancorp (a)	100	395
Old Point Financial Corporation	100	1,027
Orrstown Financial Services, Inc.	409	3,096
Pacific Capital Bancorp (a)	600	16,740
Pacific Continental Corporation	7,914	70,118
Pacific Mercantile Bancorp (a)	100	370
PacWest Bancorp	34,496	733,730
Patriot National Bancorp (a)	6	11
Peapack-Gladstone Financial Corporation	179	2,050
Popular, Inc. (a)	440,799	692,054
PrivateBancorp, Inc. (b)	475,158	6,718,734
Rurban Financial Corporation (a)	500	1,570
Sandy Spring Bancorp, Inc.	16,889	308,393
Seacoast Banking Corporation of Florida (a)	832	1,373
Signature Bank Corporation (a)	8,507	494,682
Southwest Bancorp, Inc. (a)	68,076	568,435
State Bank Financial Corporation (a)	36,198	578,806
StellarOne Corporation	4,414	54,204
Sterling Financial Corporation (a)	17,528	321,814
Suffolk Bancorp (a)	49	596
Summit Financial Group, Inc. (a)	200	680
Sun Bancorp, Inc. (a) (b)	205,276	599,406
SVB Financial Group (a)	7,781	451,609
Synovus Financial Corporation	293,569	510,810
TCF Financial Corporation	2	20
Tower Bancorp, Inc. (b)	22,157	682,214
U.S. Bancorp	71,968	2,030,937
UMB Financial Corporation	3,361	129,667
Union First Market Bankshares Corporation	12,589	172,973

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Commercial Banks - 3.2% (Continued)
United Community Banks, Inc. (a) (b)	112,697	$855,370
Univest Corporation of Pennsylvania	3,727	55,234
Virginia Commerce Bancorp (a)	22,678	200,927
Washington Banking Company	600	7,944
Webster Financial Corporation	5,448	115,498
WesBanco, Inc.	2,148	42,874
West Bancorporation, Inc.	323	3,140
West Coast Bancorp (a) (b)	107,960	1,725,201
Western Alliance Bancorp (a)	134,223	1,072,442
Wilshire Bancorp, Inc. (a) (b)	717,433	2,511,015
Zions Bancorporation	4,300	72,412
		54,279,944
Consumer Finance - 0.7%
Advance America, Cash Advance Centers, Inc. (b)	350,820	2,760,953
Cash America International, Inc. (b)	28,724	1,259,835
Credit Acceptance Corporation (a) (b)	16,825	1,420,367
DFC Global Corporation (a) (b)	57,446	1,131,686
EZCORP, Inc. - Class A (a)	11,171	299,606
First Cash Financial Services, Inc. (a)	22,379	900,755
First Marblehead Corporation (The) (a)	204	257
Imperial Holdings, Inc. (a)	7,846	18,595
Nelnet, Inc. - Class A (b)	89,505	2,206,298
NetSpend Holdings, Inc. (a)	44,752	390,685
World Acceptance Corporation (a)	18,376	1,170,919
		11,559,956
Diversified Financial Services - 0.8%
CBOE Holdings, Inc. (b)	83,262	2,130,675
Citigroup, Inc.	60	1,843
Compass Diversified Holdings, Inc. (b)	73,699	1,033,260
Gain Capital Holdings, Inc.	2,689	17,129
Interactive Brokers Group, Inc. - Class A (b)	345,507	5,224,066
KKR Financial Holdings, LLC	10,000	88,500
MarketAxess Holdings, Inc. (b)	153,499	4,766,144
MSCI, Inc. - Class A (a)	200	6,516
NewStar Financial, Inc. (a)	323	3,140
NYSE Euronext, Inc.	2,700	71,712
PICO Holdings, Inc. (a)	20,864	460,468
Primus Guaranty Ltd. (a)	845	4,647
Resource America, Inc. - Class A	1,672	9,313
Sprott Resource Lending Corporation	50	75
Texas Pacific Land Trust	169	7,436
		13,824,924
Insurance - 3.1%
Allied World Assurance Company Holdings A.G. (b)	25,730	1,583,167
Alterra Capital Holdings Ltd. (b)	40,846	987,248
American Financial Group, Inc.	1,163	42,647
American International Group, Inc. (a)	2,304	57,853
American National Insurance Company (b)	17,985	1,310,207
American Safety Insurance Holdings Ltd. (a)	6,917	150,445

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Insurance - 3.1% (Continued)
AmTrust Financial Services, Inc. (b)	33,077	$857,687
Arch Capital Group Ltd. (a)	7,100	255,955
Argo Group International Holdings Ltd.	12,087	348,226
Assurant, Inc.	1,100	43,560
Axis Capital Holdings Ltd.	8	246
Berkley (W.R.) Corporation (b)	3,373	115,593
Brown & Brown, Inc. (b)	66,895	1,523,868
Cincinnati Financial Corporation	200	6,536
CNO Financial Group, Inc. (a) (b)	571,079	3,837,651
Delphi Financial Group, Inc. - Class A	46,345	2,062,816
Donegal Group, Inc. - Class A	333	5,082
Eastern Insurance Holdings, Inc.	1,690	23,947
EMC Insurance Group, Inc.	165	3,724
Employers Holdings, Inc. (b)	107,545	1,931,508
Erie Indemnity Company - Class A	167	12,804
FBL Financial Group, Inc. - Class A (b)	18,813	653,564
Fidelity National Financial, Inc. - Class A	2,292	41,692
First American Financial Corporation	2,900	42,978
Genworth Financial, Inc. - Class A (a) (b)	786,026	6,060,260
Global Indemnity plc (a)	9,832	197,525
Hanover Insurance Group, Inc. (The) (b)	84,495	3,072,238
HCC Insurance Holdings, Inc. (b)	100,632	2,793,544
Hilltop Holdings, Inc. (a)	461	3,978
Horace Mann Educators Corporation (b)	81,983	1,282,214
Independence Holding Company	1,655	15,739
Infinity Property & Casualty Corporation (b)	4,640	270,419
Kansas City Life Insurance Company (b)	29,555	956,400
Maiden Holdings Ltd.	126,926	1,182,950
Manulife Financial Corporation	100	1,172
Meadowbrook Insurance Group, Inc. (b)	190,113	1,895,427
Mercury General Corporation (b)	70,519	3,081,680
National Interstate Corporation	200	5,222
National Western Life Insurance Company	2,393	345,693
OneBeacon Insurance Group Ltd. - Class A	1,400	22,232
Platinum Underwriters Holdings Ltd.	9,939	340,411
Presidential Life Corporation (b)	31,033	346,018
Primerica, Inc. (b)	67,217	1,646,817
ProAssurance Corporation	1,091	89,058
Protective Life Corporation (b)	132,566	3,315,476
RenaissanceRe Holdings Ltd.	1,600	116,976
Safety Insurance Group, Inc. (b)	2,475	103,727
SeaBright Holdings, Inc.	25,020	200,660
Selective Insurance Group, Inc. (b)	137,541	2,472,987
State Auto Financial Corporation	39,549	495,154
Sun Life Financial, Inc.	5,550	111,111
Symetra Financial Corporation (b)	480,845	4,433,391
Torchmark Corporation	2,500	114,175
Transatlantic Holdings, Inc. (b)	18,093	1,003,257
United Fire & Casualty Company (b)	20,111	394,779

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Insurance - 3.1% (Continued)
Universal Insurance Holdings, Inc.	29,090	$116,651
Validus Holdings Ltd. (b)	12,342	395,808
		52,782,153
Real Estate Investment Trusts (REIT) - 3.1%
AG Mortgage Investment Trust, Inc.	8,373	159,506
Alexandria Real Estate Equities, Inc.	2,000	144,820
American Assets Trust, Inc. (b)	19,457	430,778
American Campus Communities, Inc.	1,584	67,795
American Capital Agency Corporation (b)	3,848	112,823
American Capital Mortgage Investment Corporation	9,762	191,140
Annaly Capital Management, Inc.	5,400	90,936
Anworth Mortgage Asset Corporation (b)	326,599	2,122,893
Apartment Investment & Management Company - Class A (b)	6,461	158,682
Apollo Commercial Real Estate Finance, Inc. (b)	103,249	1,519,825
Arbor Realty Trust, Inc. (a)	478	2,027
Associated Estates Realty Corporation	20,336	339,815
BioMed Realty Trust, Inc.	2,451	45,515
BRE Properties, Inc.	1,448	75,035
Camden Property Trust	2,000	129,000
Capstead Mortgage Corporation	26,289	340,443
Care Investment Trust, Inc.	18,701	125,110
CBL & Associates Properties, Inc.	7,204	125,133
Cedar Realty Trust, Inc. (b)	63,564	317,184
Chatham Lodging Trust	11,727	145,063
Chesapeake Lodging Trust (b)	19,000	323,570
Chimera Investment Corporation	587,511	1,786,033
Cogdell Spencer, Inc. (b)	266,704	1,133,492
Colonial Properties Trust (b)	68,529	1,465,150
CommonWealth REIT (b)	63,430	1,247,668
CoreSite Realty Corporation (b)	19,471	390,394
Corporate Office Properties Trust	1,800	43,614
Cousins Properties, Inc.	24,895	183,476
CreXus Investment Corporation (b)	229,279	2,538,119
DDR Corporation	8,900	123,354
DiamondRock Hospitality Company	117,546	1,238,935
Digital Realty Trust, Inc.	300	21,258
Douglas Emmett, Inc.	54,122	1,131,691
Duke Realty Corporation	36,274	485,709
Education Realty Trust, Inc. (b)	300,514	3,215,500
Equity Lifestyle Properties, Inc.	9,256	649,216
Essex Property Trust, Inc.	500	72,000
Excel Trust, Inc.	13,445	170,752
Extra Space Storage, Inc.	12,132	319,314
Federal Realty Investment Trust	1,600	151,136
FelCor Lodging Trust, Inc. (a) (b)	656,117	2,499,806
First Industrial Realty Trust, Inc. (a)	16,400	188,272
First Potomac Realty Trust (b)	45,102	671,118
Franklin Street Properties Corporation	29,584	301,461

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Real Estate Investment Trusts (REIT) - 3.1% (Continued)
General Growth Properties, Inc.	7,100	$112,038
Gladstone Commercial Corporation	14,209	257,467
Glimcher Realty Trust	5,390	51,906
Government Properties Income Trust	19,345	466,214
Gramercy Capital Corporation (a) (b)	661,201	1,778,631
Hersha Hospitality Trust	24,063	130,662
Home Properties, Inc. (b)	2,865	170,697
Hudson Pacific Properties, Inc.	27,086	416,312
Inland Real Estate Corporation	2,648	22,640
Kilroy Realty Corporation	1,400	58,282
Kimco Realty Corporation	7,300	133,225
Kite Realty Group Trust (b)	61,030	305,150
LaSalle Hotel Properties	100	2,705
Lexington Realty Trust	11,287	97,068
LTC Properties, Inc. (b)	16,879	539,284
Macerich Company (The)	2,000	108,600
Mack-Cali Realty Corporation	56,976	1,638,630
Medical Properties Trust, Inc.	9,650	103,448
MFA Financial, Inc. (b)	115,104	844,863
Mid-America Apartment Communities, Inc.	2,334	149,189
Mission West Properties, Inc.	37,970	356,159
Monmouth Real Estate Investment Corporation - Class A	24,330	226,512
MPG Office Trust, Inc. (a)	3,400	8,670
National Health Investors, Inc.	11,457	554,633
National Retail Properties, Inc.	65	1,756
New York Mortgage Trust, Inc.	18,521	131,129
Newcastle Investment Corporation	125,845	674,529
One Liberty Properties, Inc. (b)	16,306	282,909
Pebblebrook Hotel Trust	19,214	426,167
Piedmont Office Realty Trust, Inc. - Class A (b)	45,737	847,049
Post Properties, Inc.	5,438	243,024
Potlatch Corporation	10,746	327,968
Prologis, Inc.	4,400	139,524
PS Business Parks, Inc. (b)	5,760	357,926
Public Storage, Inc.	200	27,772
Redwood Trust, Inc.	179,798	2,112,626
Resource Capital Corporation	173,075	1,012,489
Retail Opportunity Investments Corporation	9,209	109,219
Rouse Properties, Inc. (a)	28,881	356,969
Sabra Health Care REIT, Inc. (b)	64,068	911,047
Saul Centers, Inc. (b)	62,792	2,237,907
Senior Housing Properties Trust (b)	7,800	176,904
Sovran Self Storage, Inc. (b)	13,760	640,115
STAG Industrial, Inc.	9,264	110,983
Starwood Property Trust, Inc. (b)	36,113	711,426
Strategic Hotels & Resorts, Inc. (a)	87,917	545,965
Summit Hotel Properties, Inc.	49,081	458,907
Sun Communities, Inc.	16,518	662,537

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Real Estate Investment Trusts (REIT) - 3.1% (Continued)
Sunstone Hotel Investors, Inc. (a) (b)	193,184	$1,794,679
Tanger Factory Outlet Centers, Inc.	1,978	58,351
Taubman Centers, Inc.	1,118	74,940
Terreno Realty Corporation	9,101	128,506
Universal Health Realty Income Trust	4,578	183,074
Urstadt Biddle Properties, Inc. - Class A	16,926	331,073
Vestin Realty Mortgage II, Inc. (a)	200	252
Washington Real Estate Investment Trust	900	26,820
Weingarten Realty Investors	6,263	152,003
Whitestone REIT - Class B	7,449	94,826
Winthrop Realty Trust (b)	81,515	974,104
		52,853,021
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions, S.A. (a) (b)	17,789	951,534
Avatar Holdings, Inc. (a)	127	1,241
Brookfield Asset Management, Inc. - Class A	3,211	97,839
Brookfield Properties Corporation	22,632	391,760
CBRE Group, Inc. (a)	6,700	129,310
Consolidated-Tomoka Land Company	423	12,098
FirstService Corporation (a)	16,015	473,243
Forestar Group, Inc. (a)	28,483	453,449
Gazit-Globe Ltd.	420	4,187
Grubb & Ellis Company (a)	98	7
Howard Hughes Corporation (a)	2,020	104,676
Jones Lang LaSalle, Inc.	23,197	1,826,996
Kennedy-Wilson Holdings, Inc. (b)	43,736	587,375
MI Developments, Inc.	3,600	125,892
Preferred Apartment Communities, Inc. - Class A	698	4,223
Tejon Ranch Company (a) (b)	67,615	1,927,028
Thomas Properties Group, Inc.	20,139	64,646
		7,155,504
Thrifts & Mortgage Finance - 1.0%
America First Tax Exempt Investors, L.P.	62	323
Astoria Financial Corporation	97,472	811,942
Bank Mutual Corporation	501	2,009
BankUnited, Inc.	9,619	220,371
Beneficial Mutual Bancorp, Inc. (a)	13,663	120,917
Brookline Bancorp, Inc.	117	1,086
Cape Bancorp, Inc. (a)	100	847
Capitol Federal Financial, Inc. (b)	214,263	2,474,738
Charter Financial Corporation	5,132	50,191
Clifton Savings Bancorp, Inc.	161	1,649
Dime Community Bancshares, Inc.	32,177	443,399
Doral Financial Corporation (a) (b)	306,812	398,856
ESSA Bancorp, Inc.	54	544
Federal Agricultural Mortgage Corporation	7,544	146,354
Federal National Mortgage Association (a)	6,927	1,513
First Defiance Financial Corporation	64	991
First Financial Northwest, Inc. (a)	21	137

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Financials - 14.6% (Continued)
Thrifts & Mortgage Finance - 1.0% (Continued)
First PacTrust Bancorp, Inc.	2,905	$35,209
Flagstar Bancorp, Inc. (a) (b)	308,514	212,875
Flushing Financial Corporation	324	4,248
Fox Chase Bancorp, Inc. (a)	289	3,653
Freddie Mac (a)	53	12
Hudson City Bancorp, Inc. (b)	435,911	2,933,681
Kaiser Federal Financial Group, Inc.	269	3,559
Kearny Financial Corporation	598	5,519
Meridian Interstate Bancorp, Inc. (a)	68	878
Northfield Bancorp, Inc.	818	12,025
Northwest Bancshares, Inc.	39,939	492,048
OceanFirst Financial Corporation	3,092	41,897
Ocwen Financial Corporation (a)	101,948	1,467,032
Oritani Financial Corporation	51,028	661,833
Peoples Federal Bancshares, Inc. (a)	19	275
People's United Financial, Inc.	16,300	200,979
PMI Group, Inc. (The) (a) (b)	394,653	12,629
Provident New York Bancorp	1,162	9,598
Territorial Bancorp, Inc.	1,374	28,414
TFS Financial Corporation (a)	160,403	1,443,627
TrustCo Bank Corporation (b)	191,961	1,073,062
United Financial Bancorp, Inc.	16,668	269,021
ViewPoint Financial Group (b)	141,875	1,928,081
Walker & Dunlop, Inc. (a)	3,587	42,614
Washington Federal, Inc.	123,029	1,938,937
Westfield Financial, Inc.	1,012	8,086
WSFS Financial Corporation (b)	7,905	307,583
		17,813,242
Health Care - 13.7%
Biotechnology - 3.2%
Acadia Pharmaceuticals, Inc. (a) (b)	188,468	286,471
Acorda Therapeutics, Inc. (a)	17,697	451,804
Aegerion Pharmaceuticals, Inc. (a)	49,602	852,658
AEterna Zentaris, Inc. (a)	3,322	5,681
Agenus, Inc. (a)	857	2,382
Alkermes plc (a) (b)	87,057	1,637,542
Allos Therapeutics, Inc. (a) (b)	487,342	755,380
Alnylam Pharmaceuticals, Inc. (a)	120,925	1,397,893
Amicus Therapeutics, Inc. (a) (b)	70,409	457,659
Amylin Pharmaceuticals, Inc. (a)	33,824	481,316
Anacor Pharmaceuticals, Inc. (a)	24,106	168,501
Anthera Pharmaceuticals, Inc. (a)	61,640	485,723
Arena Pharmaceuticals, Inc. (a) (b)	1,397,247	2,473,127
ArQule, Inc. (a)	162,407	1,283,015
Array BioPharma, Inc. (a)	362,401	996,603
AspenBio Pharma, Inc. (a)	100	81
Astex Pharmaceuticals, Inc. (a) (b)	490,309	1,328,737
AVEO Pharmaceuticals, Inc. (a)	58,468	770,608
AVI BioPharma, Inc. (a)	2,022	1,820

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Health Care - 13.7% (Continued)
Biotechnology - 3.2% (Continued)
BioMarin Pharmaceutical, Inc. (a) (b)	5,553	$198,076
BioMimetic Therapeutics, Inc. (a)	71,048	139,965
Celldex Therapeutics, Inc. (a) (b)	279,304	1,326,694
Codexis, Inc. (a) (b)	69,413	386,630
Coronado Biosciences, Inc. (a)	444	2,811
Cyclacel Pharmaceuticals, Inc. (a)	2,310	1,249
Cytokinetics, Inc. (a)	239,550	251,528
CytRx Corporation (a)	3,109	932
Discovery Laboratories, Inc. (a)	4,002	8,804
Dyax Corporation (a)	4,381	7,141
Dynavax Technologies Corporation (a) (b)	76,483	266,161
Emergent BioSolutions, Inc. (a) (b)	77,659	1,317,873
Genomic Health, Inc. (a)	1,193	33,106
Geron Corporation (a)	1,278,915	2,532,252
GTx, Inc. (a)	17,211	100,684
Halozyme Therapeutics, Inc. (a) (b)	89,838	948,689
Human Genome Sciences, Inc. (a)	86,058	846,811
Idenix Pharmaceuticals, Inc. (a)	1,537	20,580
Infinity Pharmaceuticals, Inc. (a)	395	2,402
Inhibitex, Inc. (a) (b)	153,846	3,927,688
Inovio Pharmaceuticals, Inc. (a)	4,141	2,766
Keryx Biopharmaceuticals, Inc. (a)	132,886	450,484
Lexicon Pharmaceuticals, Inc. (a)	320,290	464,421
Ligand Pharmaceuticals, Inc. (a)	50,816	632,659
Maxygen, Inc. (a)	12,396	69,294
Micromet, Inc. (a) (b)	304,947	3,333,071
Momenta Pharmaceuticals, Inc. (a) (b)	120,025	1,883,192
Myrexis, Inc. (a)	1,091	3,098
Myriad Genetics, Inc. (a) (b)	34,473	815,631
Nabi Biopharmaceuticals (a) (b)	312,535	578,190
Nanosphere, Inc. (a)	57,183	106,932
Neurocrine Biosciences, Inc. (a)	173,806	1,616,396
Novavax, Inc. (a)	72,824	109,964
NPS Pharmaceuticals, Inc. (a)	91,805	705,062
Omeros Corporation (a)	3,448	18,826
OncoGenex Pharmaceuticals, Inc. (a)	331	4,601
OPKO Health, Inc. (a)	377,114	1,983,620
Orexigen Therapeutics, Inc. (a)	219,160	600,498
Peregrine Pharmaceuticals, Inc. (a) (b)	238,598	233,850
PharmAthene, Inc. (a)	303	485
Progenics Pharmaceuticals, Inc. (a)	74,662	719,742
Protalix BioTherapeutics, Inc. (a)	1,381	7,844
QLT, Inc. (a) (b)	153,120	1,071,840
Regeneron Pharmaceuticals, Inc. (a)	2,218	201,527
Repligen Corporation (a)	18,786	75,332
Rosetta Genomics Ltd. (a)	75	29
Seattle Genetics, Inc. (a)	91	1,723
Spectrum Pharmaceuticals, Inc. (a) (b)	278,055	3,912,234
Synageva BioPharma Corporation (a)	1,956	69,497

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Health Care - 13.7% (Continued)
Biotechnology - 3.2% (Continued)
Synta Pharmaceuticals Corporation (a)	40,899	$189,362
Targacept, Inc. (a) (b)	472,615	2,873,499
Theravance, Inc. (a)	5,213	92,479
Transition Therapeutics, Inc. (a)	313	479
Trius Therapeutics, Inc. (a)	144,026	800,785
United Therapeutics Corporation (a)	5,223	256,867
Vanda Pharmaceuticals, Inc. (a)	115,417	571,314
Vical, Inc. (a) (b)	400,797	1,406,797
YM BioSciences, Inc. (a) (b)	890,112	1,762,422
Zalicus, Inc. (a) (b)	566,255	605,893
Zogenix, Inc. (a)	178,544	471,356
		54,861,138
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc. (a)	6	162
Abiomed, Inc. (a) (b)	19,625	363,259
Alere, Inc. (a)	24,227	585,082
Align Technology, Inc. (a) (b)	3,629	85,499
Alphatec Holdings, Inc. (a) (b)	35,003	61,605
Analogic Corporation (b)	9,293	527,192
AngioDynamics, Inc. (a)	29,352	380,402
Anika Therapeutics, Inc. (a)	41,388	380,770
Antares Pharma, Inc. (a)	115,262	295,071
ArthroCare Corporation (a) (b)	31,337	968,627
AtriCure, Inc. (a) (b)	1,458	16,796
Atrion Corporation	253	61,831
C.R. Bard, Inc.	1,400	129,528
Cantel Medical Corporation (b)	38,803	1,225,011
Cardica, Inc. (a)	470	1,001
Cardiovascular Systems, Inc. (a) (b)	38,883	356,168
CareFusion Corporation (a)	6,200	148,490
CAS Medical Systems, Inc. (a)	710	1,264
Conceptus, Inc. (a)	40,894	506,268
CONMED Corporation (a)	29,925	879,795
Cooper Companies, Inc. (The) (b)	77,339	5,579,235
CryoLife, Inc. (a)	1,282	6,846
Cutera, Inc. (a)	7,006	54,577
Cyberonics, Inc. (a)	500	16,250
Cynosure, Inc. - Class A (a)	7,546	105,116
DENTSPLY International, Inc.	3,200	120,768
Derma Sciences, Inc. (a)	152	1,196
EnteroMedics, Inc. (a)	516	1,176
Exactech, Inc. (a)	101	1,671
Gen-Probe, Inc. (a)	35,784	2,395,023
Given Imaging Ltd. (a) (b)	54,665	1,009,116
Greatbatch, Inc. (a)	15,899	372,355
Haemonetics Corporation (a)	1,861	120,891
Hill-Rom Holdings, Inc.	56,152	1,853,578
IDEXX Laboratories, Inc. (a)	1,800	152,262
IMRIS, Inc. (a)	28,958	79,345

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Health Care - 13.7% (Continued)
Health Care Equipment & Supplies - 2.9% (Continued)
Integra LifeSciences Holdings Corporation (a) (b)	64,178	$1,894,535
Invacare Corporation	33,866	578,431
IRIS International, Inc. (a)	9,431	92,329
Masimo Corporation (a) (b)	20,176	431,766
Medical Action Industries, Inc. (a)	96	509
Merit Medical Systems, Inc. (a) (b)	65,393	922,695
MISONIX, INC. (a)	800	1,488
Natus Medical, Inc. (a) (b)	63,542	718,660
NuVasive, Inc. (a)	189,104	2,931,112
Orthofix International N.V. (a)	15,099	606,225
Palomar Medical Technologies, Inc. (a) (b)	58,024	525,117
ResMed, Inc. (a)	8,300	240,949
Rochester Medical Corporation (a)	300	2,235
RTI Biologics, Inc. (a)	180,370	622,276
Sirona Dental Systems, Inc. (a) (b)	71,849	3,473,899
Solta Medical, Inc. (a)	2,803	8,409
SonoSite, Inc. (a)	10,215	550,691
Spectranetics Corporation (The) (a) (b)	146,768	1,222,577
STAAR Surgical Company (a) (b)	47,696	519,409
Stryker Corporation	700	38,801
SurModics, Inc. (a)	7,542	108,756
Symmetry Medical, Inc. (a) (b)	266,171	1,998,944
Synergetics USA, Inc. (a)	61,817	402,429
Syneron Medical Ltd. (a) (b)	38,951	423,008
Synovis Life Technologies, Inc. (a) (b)	60,829	1,701,387
Teleflex, Inc. (b)	13,499	826,004
Thoratec Corporation (a) (b)	84,772	2,492,297
Tornier N.V. (a) (b)	37,048	781,713
TranS1, Inc. (a)	987	2,882
Uroplasty, Inc. (a)	100	341
Vascular Solutions, Inc. (a)	23,687	263,636
Vermillion, Inc. (a) (b)	133,584	204,383
Volcano Corporation (a) (b)	2,840	79,662
West Pharmaceutical Services, Inc.	11,322	458,315
Young Innovations, Inc.	2,384	72,807
Zimmer Holdings, Inc. (a)	600	36,450
Zoll Medical Corporation (a) (b)	75,785	5,197,335
		49,275,688
Health Care Providers & Services - 4.1%
Acadia Healthcare Company, Inc. (a)	7,900	96,696
ADCARE Health Systems, Inc. (a)	100	478
Alliance HealthCare Services, Inc. (a) (b)	88,757	101,183
Almost Family, Inc. (a)	15,200	286,368
Amedisys, Inc. (a)	3,963	41,612
American Dental Partners, Inc. (a)	64,234	1,218,519
AMERIGROUP Corporation (a) (b)	57,603	3,917,580
AmSurg Corporation (a) (b)	42,798	1,102,049
Assisted Living Concepts, Inc. - Class A	38,165	598,427
Bio-Reference Laboratories, Inc. (a)	2,169	41,970

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Health Care - 13.7% (Continued)
Health Care Providers & Services - 4.1% (Continued)
BioScrip, Inc. (a) (b)	68,167	$368,783
Brookdale Senior Living, Inc. (a)	30,292	533,139
Capital Senior Living Corporation (a) (b)	68,972	558,673
CardioNet, Inc. (a)	1,250	3,937
Catalyst Health Solutions, Inc. (a)	1,734	94,954
Centene Corporation (a)	10,487	474,012
Chemed Corporation (b)	27,553	1,546,825
Chindex International, Inc. (a)	1,029	9,323
Community Health Systems, Inc. (a)	11,200	209,440
Corvel Corporation (a) (b)	2,891	140,734
Cross Country Healthcare, Inc. (a) (b)	196,493	1,212,362
DaVita, Inc. (a)	1,900	155,439
Emeritus Corporation (a)	1,478	25,806
Ensign Group, Inc. (The) (b)	27,246	722,291
Five Star Quality Care, Inc. (a) (b)	375,744	1,363,951
Hanger Orthopedic Group, Inc. (a) (b)	32,054	627,938
HCA Holdings, Inc. (a)	9,332	228,074
Health Management Associates, Inc. - Class A (a) (b)	591,678	3,792,656
Health Net, Inc. (a)	109,120	4,118,189
Healthways, Inc. (a)	38,677	292,398
Henry Schein, Inc. (a)	2,100	148,869
HMS Holdings Corporation (a) (b)	41,519	1,370,542
Landauer, Inc. (b)	9,225	524,165
LifePoint Hospitals, Inc. (a) (b)	110,737	4,450,520
Lincare Holdings, Inc.	4,922	126,446
Magellan Health Services, Inc. (a) (b)	39,000	1,903,980
MedCath Corporation (a) (b)	71,248	516,548
MEDNAX, Inc. (a)	1,697	120,860
Metropolitan Health Networks, Inc. (a) (b)	298,207	2,391,620
MModal, Inc. (a) (b)	69,834	730,464
Molina Healthcare, Inc. (a) (b)	177,715	5,439,856
National Healthcare Corporation	17,124	759,107
National Research Corporation	99	3,898
Omnicare, Inc.	1,900	62,377
Owens & Minor, Inc.	23,852	725,339
PDI, Inc. (a)	62	397
Providence Service Corporation (The) (a)	46,972	708,807
Quest Diagnostics, Inc.	600	34,848
RadNet, Inc. (a)	9,590	24,071
Select Medical Holdings Corporation (a) (b)	126,843	1,051,528
Sharps Compliance Corporation (a)	138	519
Skilled Healthcare Group, Inc. - Class A (a) (b)	248,698	1,527,006
Sun Healthcare Group, Inc. (a)	83,679	379,903
Team Health Holdings, Inc. (a) (b)	56,586	1,165,672
Tenet Healthcare Corporation (a) (b)	920,956	4,871,857
Triple-S Management Corporation (a) (b)	81,748	1,743,685
U.S. Physical Therapy, Inc. (b)	25,284	515,794
Universal American Corporation (b)	235,486	2,587,991
Universal Health Services, Inc. - Class B	3,400	140,386

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Health Care - 13.7% (Continued)
Health Care Providers & Services - 4.1% (Continued)
Vanguard Health Systems, Inc. (a)	69,413	$776,731
VCA Antech, Inc. (a) (b)	158,812	3,554,213
WellCare Health Plans, Inc. (a) (b)	121,452	7,257,972
		69,499,777
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	2,699	51,605
athenahealth, Inc. (a) (b)	33,295	1,937,103
Computer Programs & Systems, Inc. (b)	14,186	812,148
Epocrates, Inc. (a)	1,100	10,659
HealthStream, Inc. (a) (b)	76,705	1,425,179
iCad, Inc. (a)	500	268
MedAssets, Inc. (a) (b)	385,284	4,068,599
Medidata Solutions, Inc. (a) (b)	120,253	2,513,288
Merge Healthcare, Inc. (a) (b)	75,822	415,504
Omnicell, Inc. (a) (b)	40,689	629,866
Quality Systems, Inc.	230	9,329
SXC Health Solutions Corporation (a) (b)	8,315	524,344
Transcend Services, Inc. (a)	2,842	70,538
		12,468,430
Life Sciences Tools & Services - 1.7%
Affymetrix, Inc. (a)	3,065	14,743
Agilent Technologies, Inc. (a)	300	12,741
Albany Molecular Research, Inc. (a)	15,029	45,989
Bio-Rad Laboratories, Inc. - Class A (a)	17,951	1,823,104
Bruker Corporation (a) (b)	148,388	2,107,110
Cambrex Corporation (a)	194,883	1,531,780
Charles River Laboratories International, Inc. (a) (b)	230,434	7,781,756
Complete Genomics, Inc. (a) (b)	490,376	1,451,513
Compugen Ltd. (a)	11,935	63,733
Enzo Biochem, Inc. (a)	9,730	24,811
Fluidigm Corporation (a)	19,831	294,887
Furiex Pharmaceuticals, Inc. (a)	36,133	572,708
Harvard Bioscience, Inc. (a) (b)	16,288	66,129
Illumina, Inc. (a)	3,100	160,456
MEDTOX Scientific, Inc. (a)	11,427	194,259
Mettler-Toledo International, Inc. (a)	673	118,111
Nordion, Inc. (b)	172,581	1,679,213
Pacific Biosciences of California, Inc. (a) (b)	255,841	1,146,168
PAREXEL International Corporation (a) (b)	82,714	1,993,407
PerkinElmer, Inc. (b)	196,062	4,701,567
pSivida Corporation (a)	1,095	1,314
Qiagen N.V. (a)	7,200	116,496
Techne Corporation (b)	36,220	2,472,015
Thermo Fisher Scientific, Inc. (a)	200	10,580
		28,384,590
Pharmaceuticals - 1.1%
Akorn, Inc. (a) (b)	162,610	1,863,511
Alimera Sciences, Inc. (a)	3,848	5,233
Biostar Pharmaceuticals, Inc. (a)	2,335	1,845

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Health Care - 13.7% (Continued)
Pharmaceuticals - 1.1% (Continued)
Cardiome Pharma Corporation (a) (b)	220,033	$521,478
Columbia Laboratories, Inc. (a)	66,631	56,037
Cornerstone Therapeutics, Inc. (a)	1,332	8,112
Cumberland Pharmaceuticals, Inc. (a)	499	3,039
DURECT Corporation (a) (b)	382,839	302,404
Endo Pharmaceuticals Holdings, Inc. (a)	3,100	115,227
Endocyte, Inc. (a)	217,140	742,619
Hi-Tech Pharmacal Company, Inc. (a)	3,903	152,139
Hospira, Inc. (a)	3,800	130,948
Impax Laboratories, Inc. (a)	17,530	330,791
ISTA Pharmaceuticals, Inc. (a) (b)	153,409	1,236,476
Jazz Pharmaceuticals plc (a) (b)	166,138	7,725,417
Medicines Company (The) (a) (b)	48,208	969,945
Medicis Pharmaceutical Corporation - Class A	2,532	83,784
NuPathe, Inc. (a)	26,302	57,601
Pacira Pharmaceuticals, Inc. (a)	35,893	388,003
Pain Therapeutics, Inc. (a)	31,363	138,938
Par Pharmaceutical Companies, Inc. (a) (b)	36,432	1,315,559
Pernix Therapeutics Holdings, Inc. (a)	29,331	295,070
Perrigo Company	1,100	105,160
POZEN, Inc. (a)	20,026	85,311
Questcor Pharmaceuticals, Inc. (a)	95	3,366
Sagent Pharmaceuticals, Inc. (a)	4,552	101,100
Salix Pharmaceuticals Ltd. (a)	6,900	332,580
Santarus, Inc. (a)	432,790	2,120,671
Tianyin Pharmaceutical Company, Inc. (a)	410	281
Transcept Pharmaceuticals, Inc. (a)	4,780	38,336
Valeant Pharmaceuticals International, Inc. (a)	694	33,652
VIVUS, Inc. (a)	11,187	133,461
Warner Chilcott plc (a)	13,700	231,119
XenoPort, Inc. (a)	667	2,795
		19,632,008
Industrials - 16.9%
Aerospace & Defense - 0.9%
AeroVironment, Inc. (a)	7,704	214,710
Alliant Techsystems, Inc.	24,121	1,433,029
American Science & Engineering, Inc.	948	67,782
Astronics Corporation - Class B (a)	552	17,289
Ceradyne, Inc. (a)	4,449	147,217
Cubic Corporation (b)	50,466	2,333,548
Curtiss-Wright Corporation	5,605	209,403
DigitalGlobe, Inc. (a) (b)	76,344	1,197,837
Elbit Systems Ltd.	314	12,953
Exelis, Inc. (b)	223,176	2,229,528
GeoEye, Inc. (a) (b)	60,364	1,322,575
HEICO Corporation - Class A	4,718	181,879
Hexcel Corporation (a)	4,355	109,180
Huntington Ingalls Industries, Inc. (a) (b)	53,793	2,026,920
KEYW Holding Corporation (The) (a) (b)	11,612	88,251

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Aerospace & Defense - 0.9% (Continued)
LMI Aerospace, Inc. (a) (b)	34,764	$687,980
MOOG, Inc. - Class A (a) (b)	1,872	79,785
Orbital Sciences Corporation (a) (b)	23,756	344,224
Sparton Corporation (a)	1,466	12,549
Spirit AeroSystems Holdings, Inc. - Class A (a)	93,731	2,131,443
Taser International, Inc. (a)	39,979	190,300
Teledyne Technologies, Inc. (a)	2,275	129,129
Textron, Inc.	400	10,192
		15,177,703
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (a) (b)	488,103	2,933,499
Atlas Air Worldwide Holdings, Inc. (a) (b)	15,240	725,957
Forward Air Corporation (b)	34,204	1,197,140
Hub Group, Inc. - Class A (a) (b)	81,236	2,780,708
Park-Ohio Holdings Corporation (a) (b)	87,361	1,737,610
UTi Worldwide, Inc. (b)	238,468	3,550,789
XPO Logistics, Inc. (a) (b)	84,567	969,984
		13,895,687
Airlines - 0.6%
Alaska Air Group, Inc. (a) (b)	69,697	5,306,033
Copa Holdings, S.A. - Class A (b)	45,126	3,074,886
JetBlue Airways Corporation (a) (b)	46,271	274,387
Pinnacle Airlines Corporation (a)	1,391	1,961
SkyWest, Inc. (b)	51,274	656,307
Southwest Airlines Company	20	191
Spirit Airlines, Inc. (a)	27,097	454,959
United Continental Holdings, Inc. (a)	1,400	32,340
		9,801,064
Building Products - 1.0%
A.O. Smith Corporation (b)	34,527	1,466,707
Ameresco, Inc. - Class A (a) (b)	81,236	1,065,004
Apogee Enterprises, Inc.	41,889	575,974
Armstrong World Industries, Inc. (a)	11,857	553,722
Fortune Brands Home & Security, Inc. (a) (b)	6,007	111,550
Gibraltar Industries, Inc. (a) (b)	133,333	2,089,328
Insteel Industries, Inc.	21	269
Lennox International, Inc. (b)	161,966	5,863,169
NCI Building Systems, Inc. (a)	69,072	808,833
Nortek, Inc. (a)	700	19,250
Owens Corning, Inc. (a)	59,026	1,992,127
Quanex Building Products Corporation (b)	90,148	1,481,132
Simpson Manufacturing Company, Inc.	2,687	87,005
Universal Forest Products, Inc.	8,904	282,880
		16,396,950
Commercial Services & Supplies - 2.2%
A.T. Cross Company - Class A (a)	294	2,916
ABM Industries, Inc. (b)	49,862	1,082,005
ACCO Brands Corporation (a)	22,470	238,631

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Commercial Services & Supplies - 2.2% (Continued)
Asta Funding, Inc.	2,284	$17,084
Avery Dennison Corporation (b)	57,070	1,549,450
Brink's Company (The) (b)	80,595	2,271,973
Casella Waste Systems, Inc. (a) (b)	6,562	45,081
Cenveo, Inc. (a)	186	623
Clean Harbors, Inc. (a)	812	51,521
Consolidated Graphics, Inc. (a) (b)	24,763	1,257,713
Copart, Inc. (a) (b)	54,041	2,542,089
Corrections Corporation of America (a) (b)	66,081	1,554,886
Covanta Holding Corporation	1,600	22,864
Encore Capital Group, Inc. (a)	26,675	626,862
Ennis, Inc.	9	149
Fuel Tech, Inc. (a)	59,205	357,006
G&K Services, Inc.	23,258	764,258
Geo Group, Inc. (The) (a)	30,580	537,596
Heritage-Crystal Clean, Inc. (a)	382	7,862
Herman Miller, Inc. (b)	57,356	1,211,359
HNI Corporation (b)	71,904	1,950,756
InnerWorkings, Inc. (a)	98	1,081
Interface, Inc. - Class A	79,720	1,059,479
Iron Mountain, Inc.	3,000	92,460
KAR Auction Services, Inc. (a) (b)	191,315	2,819,983
Kimball International, Inc. - Class B	1,187	7,229
Knoll, Inc. (b)	93,122	1,486,227
McGrath RentCorp	13,383	426,115
Metalico, Inc. (a)	67,185	244,553
Mine Safety Appliances Company	21,544	735,512
Multi-Color Corporation (b)	13,619	312,011
NL Industries, Inc.	3,102	42,870
Perma-Fix Environmental Services, Inc. (a)	153	245
Pitney Bowes, Inc.	5,900	111,923
Progressive Waste Solutions Ltd. (b)	67,465	1,528,757
R.R. Donnelley & Sons Company	289,323	3,286,709
Republic Services, Inc.	11,506	336,896
Rollins, Inc.	7,135	152,618
Schawk, Inc. (b)	25,417	341,604
Standard Parking Corporation (a)	1,871	33,079
Steelcase, Inc. - Class A (b)	347,829	3,029,591
Stericycle, Inc. (a)	800	67,216
SYKES Enterprises, Inc. (a) (b)	29,484	516,855
Team, Inc. (a)	25,078	732,027
TMS International Corporation - Class A (a)	255	2,708
TRC Companies, Inc. (a)	28,977	179,947
UniFirst Corporation	21,722	1,311,574
United Stationers, Inc.	9,638	311,597
US Ecology, Inc.	20,776	388,927
Viad Corp (b)	25,146	508,704
Waste Connections, Inc.	15,234	492,211

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Commercial Services & Supplies - 2.2% (Continued)
WCA Waste Corporation (a)	83,551	$541,410
		37,194,802
Construction & Engineering - 0.7%
AECOM Technology Corporation (a) (b)	128,437	2,939,923
Argan, Inc.	9,044	131,138
Comfort Systems USA, Inc.	17,909	214,192
Dycom Industries, Inc. (a) (b)	22,775	486,702
EMCOR Group, Inc.	2,723	78,504
Furmanite Corporation (a)	10,222	78,812
Great Lakes Dredge & Dock Corporation	37,706	241,318
KBR, Inc.	3,800	122,132
Layne Christensen Company (a) (b)	82,679	1,920,633
Michael Baker Corporation (a)	40,696	996,645
MYR Group, Inc. (a) (b)	103,367	2,065,273
Northwest Pipe Company (a)	12,899	294,226
Orion Marine Group, Inc. (a)	14,445	104,582
Pike Electric Corporation (a)	15,209	121,064
Primoris Services Corporation	38,505	612,614
Quanta Services, Inc. (a)	5,400	116,640
Shaw Group, Inc. (The) (a)	2,753	74,716
Sterling Construction Company, Inc. (a)	26,942	323,573
URS Corporation (a) (b)	43,711	1,798,708
		12,721,395
Electrical Equipment - 0.8%
Acuity Brands, Inc.	6,684	389,209
AMETEK, Inc.	2,400	112,800
A-Power Energy Generation Systems Ltd. (a)	112,992	53,106
AZZ, Inc.	7,030	345,103
Babcock & Wilcox Company (The) (a)	73,995	1,838,776
Belden, Inc.	36,803	1,443,046
Brady Corporation - Class A (b)	43,017	1,392,460
China Electric Motor, Inc. (a)	1,771	266
Coleman Cable, Inc. (a) (b)	59,187	635,076
EnerSys (a)	1,515	43,905
Franklin Electric Company, Inc.	4,030	201,742
FuelCell Energy, Inc. (a)	21,800	21,364
Generac Holdings, Inc. (a)	38,323	1,113,666
GrafTech International Ltd. (a)	18,616	305,675
Hubbell, Inc. - Class B	202	14,536
II-VI, Inc. (a)	39,628	911,840
Jinpan International Ltd. (b)	49,823	435,951
New Energy Systems Group (a)	1,119	819
Orion Energy Systems, Inc. (a)	301	945
Plug Power, Inc. (a)	35	68
Powell Industries, Inc. (a) (b)	10,870	376,211
Preformed Line Products Company (b)	5,255	339,578
SL Industries, Inc. (a)	189	3,392
Thermon Group Holdings, Inc. (a)	28,891	506,170
Thomas & Betts Corporation (a) (b)	33,282	2,376,002

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Electrical Equipment - 0.8% (Continued)
Vicor Corporation (b)	196,841	$1,757,790
		14,619,496
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc. (b)	44,080	2,103,939
Raven Industries, Inc.	6,247	405,368
Standex International Corporation (b)	11,090	444,598
Tyco International Ltd.	1,473	75,049
		3,028,954
Machinery - 4.6%
Accuride Corporation (a)	107	801
Actuant Corporation - Class A (b)	232,048	5,882,417
Alamo Group, Inc. (b)	52,512	1,528,099
Albany International Corporation - Class A	14,994	360,156
Altra Holdings, Inc. (a)	7,746	148,646
American Railcar Industries, Inc. (a) (b)	130,000	3,393,000
Ampco-Pittsburgh Corporation (b)	37,108	795,967
Astec Industries, Inc. (a)	11,641	393,699
Baldwin Technology Company, Inc. - Class A (a)	4,499	4,049
Barnes Group, Inc.	7,801	197,287
Blount International, Inc. (a)	70,363	1,155,360
Cascade Corporation (b)	33,983	1,930,914
Chart Industries, Inc. (a) (b)	39,460	2,200,290
China Yuchai International Ltd. (b)	37,034	577,360
CIRCOR International, Inc.	6,244	236,710
CLARCOR, Inc.	2,219	114,079
CNH Global N.V. (a)	100	4,174
Columbus McKinnon Corporation (a) (b)	48,511	773,750
Commercial Vehicle Group, Inc. (a)	52,898	661,754
Crane Company (b)	71,340	3,424,320
Duoyuan Printing, Inc. (a)	105,760	28,555
Dynamic Materials Corporation	9,508	210,127
ESCO Technologies, Inc. (b)	44,040	1,324,283
Federal Signal Corporation (a)	44,795	189,483
Flow International Corporation (a)	114,585	431,985
Gardner Denver, Inc.	2,600	193,960
Gorman-Rupp Company (The)	20,135	631,836
Graco, Inc. (b)	127,326	5,854,449
Graham Corporation	11,076	241,678
Greenbrier Companies, Inc. (The) (a)	33,930	754,942
Hardinge, Inc. (b)	45,945	488,395
Hurco Companies, Inc. (a) (b)	13,005	306,528
IDEX Corporation (b)	90,405	3,663,211
ITT Corporation	66,550	1,446,797
John Bean Technologies Corporation	24,795	406,886
Kadant, Inc. (a) (b)	55,675	1,350,675
Kaydon Corporation	6,524	222,599
L.B. Foster Company - Class A (b)	19,454	580,702
Lincoln Electric Holdings, Inc. (b)	82,344	3,536,675
Lydall, Inc. (a)	10,975	103,384

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Machinery - 4.6% (Continued)
Meritor, Inc. (a) (b)	157,538	$989,339
Met-Pro Corporation	801	8,402
Miller Industries, Inc. (b)	11,726	191,251
Mueller Industries, Inc.	233	10,301
Mueller Water Products, Inc. - Class A (b)	859,869	2,356,041
NACCO Industries, Inc. - Class A (b)	22,623	2,312,071
Navistar International Corporation (a)	32,733	1,417,012
NN, Inc. (a) (b)	38,347	299,490
Omega Flex, Inc. (a)	55	881
Oshkosh Corporation (a)	23,593	572,838
Pall Corporation	2,000	119,360
Parker-Hannifin Corporation	200	16,136
Pentair, Inc.	2,800	103,096
RBC Bearings, Inc. (a)	4,034	182,660
Robbins & Myers, Inc. (b)	86,511	4,200,974
Sauer-Danfoss, Inc. (a) (b)	40,136	2,022,854
SmartHeat, Inc. (a)	251,087	94,158
Snap-on, Inc. (b)	25,413	1,436,089
SPX Corporation	24,360	1,696,187
Sun Hydraulics Corporation	8,267	232,220
Tecumseh Products Company - Class A (a)	1,533	7,696
Tennant Company (b)	29,899	1,150,513
Terex Corporation (a) (b)	133,469	2,642,686
Timken Company	1,156	56,447
Toro Company (The)	10,874	689,303
Trimas Corporation (a) (b)	78,422	1,699,405
Valmont Industries, Inc.	16,711	1,753,151
WABCO Holdings, Inc. (a) (b)	103,474	5,365,127
Wabtec Corporation	6,696	460,618
Westport Innovations, Inc. (a)	2,428	101,005
Woodward, Inc. (b)	2,122	89,082
Xerium Technologies, Inc. (a) (b)	10,652	92,992
Xylem, Inc.	19,300	500,063
		78,619,430
Marine - 0.3%
Baltic Trading Ltd.	14,834	62,748
Box Ships, Inc.	45,215	370,763
Costamare, Inc. (b)	39,198	570,331
Danaos Corporation (a)	900	3,285
Diana Containerships, Inc.	16,215	111,559
Diana Shipping, Inc. (a) (b)	83,640	697,558
DryShips, Inc. (a)	294,717	654,272
Eagle Bulk Shipping, Inc. (a)	4,114	5,842
Global Ship Lease, Inc. (a)	41,906	79,621
Horizon Lines, Inc. - Class A (a)	200	510
International Shipholding Corporation	60	1,365
Kirby Corporation (a)	1,237	82,595
Navios Maritime Holdings, Inc. (b)	255,389	924,508
Navios Maritime Partners, L.P.	59,124	960,765

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Marine - 0.3% (Continued)
Paragon Shipping, Inc. - Class A (b)	60,713	$34,606
Safe Bulkers, Inc.	39,882	284,359
Star Bulk Carriers Corporation	7,859	8,959
TBS International plc - Class A (a)	490	114
		4,853,760
Professional Services - 1.1%
Acacia Research Corporation (a)	2,675	110,103
Advisory Board Company (The) (a) (b)	13,321	1,016,126
Barrett Business Services, Inc.	28,009	539,173
CDI Corporation (b)	31,666	474,040
CRA International, Inc. (a)	34,716	750,213
Dun & Bradstreet Corporation (The)	300	24,843
Equifax, Inc. (b)	24,915	970,938
Exponent, Inc. (a)	1,277	62,381
Franklin Covey Company (a)	1,686	14,837
FTI Consulting, Inc. (a)	1,228	52,583
GP Strategies Corporation (a)	20,595	302,746
Heidrick & Struggles International, Inc. (b)	113,055	2,484,949
Hudson Highland Group, Inc. (a)	790	4,227
Huron Consulting Group, Inc. (a) (b)	24,098	903,193
ICF International, Inc. (a) (b)	50,029	1,417,822
IHS, Inc. - Class A (a)	2,999	268,351
Kelly Services, Inc. - Class A	43,186	697,886
Korn/Ferry International (a)	34,673	569,677
Manpower, Inc.	100	4,011
Mistras Group, Inc. (a) (b)	93,896	2,114,538
Navigant Consulting, Inc. (a) (b)	49,889	639,078
Nielsen Holdings N.V. (a)	2,200	63,756
On Assignment, Inc. (a) (b)	34,458	386,274
Resources Connection, Inc.	30,715	381,480
RPX Corporation (a)	70,518	1,194,575
Towers Watson & Company	2,100	125,580
TrueBlue, Inc. (a)	158,630	2,618,981
Verisk Analytics, Inc. - Class A (a)	3,124	125,179
Volt Information Sciences, Inc. (a)	14,233	100,912
VSE Corporation	4,921	128,979
		18,547,431
Road & Rail - 2.7%
AMERCO (b)	32,822	3,174,544
Arkansas Best Corporation (b)	184,269	3,338,954
Canadian Pacific Railway Ltd.	2,000	142,640
Celadon Group, Inc. (b)	170,640	2,551,068
Con-way, Inc. (b)	95,155	3,020,220
Covenant Transportation Group, Inc. (a)	302	996
CSX Corporation	800	18,040
Dollar Thrifty Automotive Group, Inc. (a) (b)	60,720	4,472,028
Genesee & Wyoming, Inc. - Class A (a)	147	9,129
Heartland Express, Inc. (b)	306,455	4,541,663
Hertz Global Holdings, Inc. (a)	10,800	146,880

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Road & Rail - 2.7% (Continued)
J.B. Hunt Transport Services, Inc.	1,700	$86,819
Kansas City Southern (a)	2,000	137,280
Knight Transportation, Inc.	23,362	411,405
Landstar System, Inc. (b)	52,272	2,673,713
Marten Transport Ltd. (b)	125,809	2,748,927
Old Dominion Freight Line, Inc. (a) (b)	44,697	1,904,986
Quality Distribution, Inc. (a) (b)	164,092	2,015,050
Roadrunner Transportation Systems, Inc. (a) (b)	119,773	1,801,386
Ryder System, Inc. (b)	97,021	5,460,342
Saia, Inc. (a)	129,302	1,947,288
Swift Transportation Company (a)	302,602	3,489,001
USA Truck, Inc. (a)	605	5,705
Vitran Corporation, Inc. (a)	743	5,238
Werner Enterprises, Inc. (b)	116,104	3,033,797
		47,137,099
Trading Companies & Distributors - 0.9%
Aceto Corporation (b)	42,540	312,243
AerCap Holdings N.V. (a)	9,852	123,051
Aircastle Ltd.	14,245	200,854
Applied Industrial Technologies, Inc.	7,400	285,492
BlueLinx Holdings, Inc. (a)	1,120	2,005
CAI International, Inc. (a) (b)	83,414	1,453,072
DXP Enterprises, Inc. (a) (b)	118,264	3,989,045
Essex Rental Corporation (a)	7,771	21,992
GATX Corporation	937	40,235
H&E Equipment Services, Inc. (a) (b)	143,660	2,440,783
Interline Brands, Inc. (a) (b)	62,864	1,069,317
Kaman Corporation	12,151	378,747
Lawson Products, Inc.	4,240	71,190
MFC Industrial Ltd. (b)	140,689	1,086,119
MSC Industrial Direct Company, Inc. - Class A	300	22,806
RSC Holdings, Inc. (a)	62,368	1,321,578
SeaCube Container Leasing Ltd. (b)	24,636	380,380
Textainer Group Holdings Ltd.	3,589	113,376
United Rentals, Inc. (a) (b)	49,511	1,893,301
WESCO International, Inc. (a)	17,461	1,097,948
		16,303,534
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	18,847	95,931
China Infrastructure Investment Corporation (a)	24,710	5,683
Macquarie Infrastructure Company, LLC (b)	29,762	820,538
Wesco Aircraft Holdings, Inc. (a)	48,929	684,517
		1,606,669
Information Technology - 15.4%
Communications Equipment - 1.8%
ADTRAN, Inc. (b)	27,603	955,892
Alliance Fiber Optic Products, Inc. (a)	15,217	124,171
Alvarion Ltd. (a)	51,446	61,735
Anaren, Inc. (a)	10,097	175,890

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Communications Equipment - 1.8% (Continued)
Aviat Networks, Inc. (a)	158,907	$352,774
Bel Fuse, Inc. - Class B	2,071	41,938
Black Box Corporation (b)	60,301	1,864,507
Brocade Communications Systems, Inc. (a) (b)	1,067,109	5,986,481
Calix, Inc. (a)	26,016	196,941
Ceragon Networks Ltd. (a) (b)	94,357	782,219
Cogo Group, Inc. (a)	1,079	2,331
Communications Systems, Inc. (b)	10,847	161,512
Comverse Technology Inc. (a)	107,677	678,365
Digi International, Inc. (a)	46	519
DragonWave, Inc. (a)	4,484	18,340
EchoStar Corporation - Class A (a) (b)	84,821	2,224,855
Emulex Corporation (a)	230,487	2,406,284
EXFO, Inc. (a)	13,771	87,033
Extreme Networks, Inc. (a)	47,325	153,333
Harmonic, Inc. (a) (b)	311,068	1,825,969
Harris Corporation	3,500	143,500
Infinera Corporation (a)	31,346	223,810
Ixia (a)	34,337	419,255
KVH Industries, Inc. (a)	21	196
NETGEAR, Inc. (a) (b)	36,287	1,444,948
Network Engines, Inc. (a)	73,572	100,794
Oplink Communications, Inc. (a) (b)	14,199	265,947
Opnext, Inc. (a) (b)	932,951	1,026,246
Optical Cable Corporation	600	2,124
PCTEL, Inc.	279	2,076
Polycom, Inc. (a)	223,007	4,448,990
Powerwave Technologies, Inc. (a)	152,908	263,002
Radware Ltd. (a) (b)	36,626	1,152,986
ShoreTel, Inc. (a)	42,706	279,724
Sierra Wireless, Inc. (a)	2,200	15,906
Symmetricom, Inc. (a)	1,524	9,510
Tellabs, Inc. (b)	542,090	2,059,942
Telular Corporation	368	3,076
TESSCO Technologies, Inc.	13,587	242,120
UTStarcom Holdings Corporation (a)	295,878	381,683
Westell Technologies, Inc. - Class A (a) (b)	139,069	305,952
Wi-LAN, Inc.	2,400	13,680
		30,906,556
Computers & Peripherals - 0.9%
Datalink Corporation (a) (b)	277,364	2,554,522
Diebold, Inc.	2,032	64,394
Dot Hill Systems Corporation (a)	227,244	343,138
Electronics For Imaging, Inc. (a) (b)	203,541	3,492,764
Hewlett-Packard Company	200	5,596
Hutchinson Technology, Inc. (a)	52,825	97,726
Immersion Corporation (a)	1,037	5,838
Intermec, Inc. (a)	21,983	185,537
Lexmark International, Inc. - Class A	1,613	56,294

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Computers & Peripherals - 0.9% (Continued)
NCR Corporation (a) (b)	115,476	$2,162,865
On Track Innovations Ltd. (a)	29,809	39,050
QLogic Corporation (a) (b)	114,563	1,984,231
Quantum Corporation (a) (b)	1,056,917	2,663,431
SMART Technologies, Inc. - Class A (a)	205,547	848,909
STEC, Inc. (a)	47	445
Super Micro Computer, Inc. (a)	18,071	305,038
Xyratex Ltd. (b)	28,910	459,091
		15,268,869
Electronic Equipment, Instruments & Components - 3.0%
Advanced Photonix, Inc. - Class A (a)	2,600	1,822
Aeroflex Holding Corporation (a) (b)	164,730	2,087,129
Agilysys, Inc. (a) (b)	158,295	1,288,521
Arrow Electronics, Inc. (a)	3,600	148,644
AVX Corporation (b)	148,936	1,959,998
Badger Meter, Inc.	26	836
Benchmark Electronics, Inc. (a)	79,343	1,364,700
Brightpoint, Inc. (a) (b)	45,688	535,463
Celestica, Inc. (a)	17,021	144,849
Cognex Corporation	893	37,104
Coherent, Inc. (a)	5,827	325,613
Comverge, Inc. (a)	29,725	40,426
Corning, Inc.	26	335
Daktronics, Inc.	71,208	779,015
DDi Corporation	6,773	65,766
Electro Rent Corporation	26,828	458,490
Electro Scientific Industries, Inc. (b)	115,266	1,749,738
eMagin Corporation (a) (b)	38,651	175,089
Fabrinet (a) (b)	38,341	631,476
FEI Company (a)	25,580	1,127,055
FLIR Systems, Inc.	4,994	128,595
GSI Group, Inc. (The) (a) (b)	39,626	457,680
Identive Group, Inc. (a) (b)	139,342	317,700
Ingram Micro, Inc. - Class A (a) (b)	112,630	2,137,717
Insight Enterprises, Inc. (a)	86,596	1,598,562
IPG Photonics Corporation (a) (b)	28,386	1,498,497
KEMET Corporation (a) (b)	262,039	2,408,138
LeCroy Corporation (a)	101,059	1,052,024
LGL Group, Inc. (a)	36	290
LoJack Corporation (a)	1,108	3,601
LRAD Corporation (a)	2,800	3,976
Mercury Computer Systems, Inc. (a) (b)	80,105	1,072,606
Methode Electronics, Inc.	46,249	459,253
Molex, Inc. - Class A	9,831	215,201
MTS Systems Corporation	9,736	446,785
Multi-Fineline Electronix, Inc. (a) (b)	44,017	1,094,263
National Instruments Corporation (b)	106,439	2,864,273
NeoPhotonics Corporation (a)	28,118	154,649
Netlist, Inc. (a)	205,997	667,430

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Electronic Equipment, Instruments & Components - 3.0% (Continued)
Newport Corporation (a) (b)	193,385	$3,571,821
Orbotech Ltd. (a) (b)	109,080	1,139,886
OSI Systems, Inc. (a)	14,512	779,730
PC Connection, Inc.	37,463	449,556
PC Mall, Inc. (a)	2,830	17,716
Plexus Corporation (a)	72,855	2,640,994
Power-One, Inc. (a)	111,260	482,868
RadiSys Corporation (a)	5,856	35,312
Richardson Electronics Ltd.	737	8,925
Rofin-Sinar Technologies, Inc. (a) (b)	46,071	1,307,034
Rogers Corporation (a)	20,555	789,929
Sanmina-SCI Corporation (a) (b)	97,760	1,073,405
SMTC Corporation (a)	100	289
SYNNEX Corporation (a)	32,171	1,163,947
TE Connectivity Ltd.	200	6,820
Tech Data Corporation (a) (b)	94,435	4,903,065
Trimble Navigation Ltd. (a) (b)	3,002	140,584
TTM Technologies, Inc. (a) (b)	216,936	2,661,805
Viasystems Group, Inc. (a)	378	6,422
Vishay Intertechnology, Inc. (a)	12,400	152,272
X-Rite, Inc. (a)	9,948	45,164
Zygo Corporation (a)	32,567	576,110
		51,456,963
Internet Software & Services - 1.3%
Active Network, Inc. (The) (a)	19,299	287,169
Autobytel, Inc. (a)	1,800	1,674
Bankrate, Inc. (a)	40,669	951,248
Cornerstone OnDemand, Inc. (a)	10,275	187,416
DealerTrack Holdings, Inc. (a) (b)	30,412	831,160
Demand Media, Inc. (a)	36,093	227,386
Dice Holdings, Inc. (a) (b)	89,954	851,864
Digital River, Inc. (a)	19,575	313,396
EarthLink, Inc.	30,995	223,474
EasyLink Services International Corporation - Class A (a) (b)	213,531	943,807
eGain Communications Corporation (a)	5,061	27,431
Envestnet, Inc. (a)	1,421	16,356
FriendFinder Networks, Inc. (a)	700	903
GigaMedia Ltd. (a)	93,314	103,578
GlobalSCAPE, Inc. (a)	212	392
Google, Inc. - Class A (a)	200	116,022
InfoSpace, Inc. (a) (b)	62,221	765,940
Internap Network Services Corporation (a) (b)	476,304	3,196,000
IntraLinks Holdings, Inc. (a) (b)	337,283	2,310,388
Keynote Systems, Inc.	7,367	144,172
LinkedIn Corporation - Class A (a)	5,731	413,492
Liquidity Services, Inc. (a) (b)	71,411	2,464,394
LivePerson, Inc. (a)	67,027	804,324
LoopNet, Inc. (a) (b)	73,436	1,176,445

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Internet Software & Services - 1.3% (Continued)
Marchex, Inc. - Class B	18,363	$83,001
Monster Worldwide, Inc. (a)	176,380	1,269,936
Move, Inc. (a) (b)	16,273	117,167
NIC, Inc.	5,384	67,354
Open Text Corporation (a)	3,100	157,139
Openwave Systems, Inc. (a)	39,291	78,975
Perficient, Inc. (a) (b)	65,208	725,765
Points International Ltd. (a)	92	750
Quepasa Corporation (a)	76	327
Rackspace Hosting, Inc. (a)	300	13,023
RADVision Ltd. (a)	14,398	116,624
RealNetworks, Inc.	76,902	785,169
Responsys, Inc. (a)	61,770	724,562
Saba Software, Inc. (a)	919	9,135
SciQuest, Inc. (a) (b)	20,817	304,553
SINA Corporation (a)	300	21,081
Sohu.com, Inc. (a)	564	33,626
Subaye, Inc. (a)	37,223	1,489
Support.com, Inc. (a)	14,684	37,885
TechTarget, Inc. (a)	27,896	193,877
United Online, Inc.	41,815	237,509
Velti plc (a) (b)	54,985	481,119
Vocus, Inc. (a)	1,016	23,337
WebMediaBrands, Inc. (a)	592	474
XO Group, Inc. (a)	85,956	708,277
Yahoo!, Inc. (a)	7,000	108,290
		22,658,875
IT Services - 1.8%
Acxiom Corporation (a) (b)	149,468	2,050,701
Booz Allen Hamilton Holding Corporation (a)	34,488	606,989
Broadridge Financial Solutions, Inc. (b)	68,592	1,644,150
CACI International, Inc. - Class A (a) (b)	83,501	4,900,674
Cardtronics, Inc. (a) (b)	99,330	2,537,882
Cass Information Systems, Inc.	84	3,318
CGI Group, Inc. (a) (b)	86,710	1,749,808
China Information Technology, Inc. (a)	88,254	64,425
CIBER, Inc. (a)	19,747	85,899
Computer Sciences Corporation	100	2,583
CoreLogic, Inc. (a)	280	3,976
CSG Systems International, Inc. (a)	28,062	456,569
DST Systems, Inc. (b)	35,573	1,736,318
ExlService Holdings, Inc. (a) (b)	87,708	2,117,271
FleetCor Technologies, Inc. (a)	18,627	633,132
Forrester Research, Inc. (a)	4,763	166,419
Gartner, Inc. - Class A (a)	1,000	37,910
Genpact Ltd. (a)	14,084	206,049
Global Cash Access Holdings, Inc. (a)	64,882	343,875
Global Payments, Inc.	1,800	90,036
Hackett Group, Inc. (The) (a)	1,007	3,902

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
IT Services - 1.8% (Continued)
iGATE Corporation (a) (b)	100,883	$1,838,088
InterXion Holding N.V. (a) (b)	62,352	878,540
Lender Processing Services, Inc. (b)	195,290	3,247,673
Lionbridge Technologies, Inc. (a)	69,452	190,993
LML Payment Systems, Inc. (a) (b)	99,455	284,441
MAXIMUS, Inc.	2,423	109,108
ModusLink Global Solutions, Inc.	66,031	377,697
MoneyGram International, Inc. (a) (b)	12,265	227,638
NCI, Inc. - Class A (a)	339	2,481
NeuStar, Inc. - Class A (a) (b)	3,643	133,006
Online Resources Corporation (a)	119,208	320,670
PFSweb, Inc. (a)	40,308	111,250
Startek, Inc. (a)	1,398	4,362
TeleTech Holdings, Inc. (a) (b)	62,567	1,061,136
Teradata Corporation (a)	1,500	80,340
TNS, Inc. (a) (b)	124,923	2,303,580
Total System Services, Inc.	5,970	127,997
Virtusa Corporation (a)	1,500	23,985
Wright Express Corporation (a)	4,006	219,208
		30,984,079
Office Electronics - 0.1%
Zebra Technologies Corporation - Class A (a) (b)	58,501	2,214,848

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries, Inc. (a)	28,701	305,379
Advanced Micro Devices, Inc. (a)	2,300	15,433
Alpha & Omega Semiconductor Ltd. (a) (b)	38,421	356,547
Amkor Technology, Inc. (a) (b)	349,970	2,005,328
Amtech Systems, Inc. (a)	53,256	542,679
ANADIGICS, Inc. (a)	391,115	1,075,566
Atmel Corporation (a)	10,484	101,800
ATMI, Inc. (a)	10,940	255,777
AuthenTec, Inc. (a)	221,448	770,639
Avago Technologies Ltd.	3,500	118,790
Axcelis Technologies, Inc. (a) (b)	381,308	686,354
AXT, Inc. (a)	70,801	362,501
Brooks Automation, Inc. (b)	140,708	1,508,390
Cavium, Inc. (a)	9,349	300,477
ChipMOS TECHNOLOGIES (Bermuda) LTD. (a)	1,745	14,326
Cohu, Inc.	18,597	244,179
CSR plc (a)	609	8,745
CVD Equipment Corporation (a) (b)	17,769	254,630
Cymer, Inc. (a)	1,416	70,503
DSP Group, Inc. (a)	105,277	603,237
Entegris, Inc. (a) (b)	425,952	4,080,620
Exar Corporation (a)	65,253	435,890
EZchip Semiconductor Ltd. (a)	776	25,360
Fairchild Semiconductor International, Inc. (a)	113,476	1,586,395
FormFactor, Inc. (a)	147,314	758,667

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Semiconductors & Semiconductor Equipment - 3.9% (Continued)
Freescale Semiconductor Holdings I Ltd. (a)	2,600	$41,522
FSI International, Inc. (a)	931	3,957
GSI Technology, Inc. (a)	6,885	34,150
GT Advanced Technologies, Inc. (a) (b)	102,145	880,490
Hittite Microwave Corporation (a)	2,700	148,554
Inphi Corporation (a) (b)	9,977	146,363
Integrated Device Technology, Inc. (a)	75,964	481,612
Integrated Silicon Solution, Inc. (a)	6,098	59,578
Intermolecular, Inc. (a)	18,272	153,850
International Rectifier Corporation (a)	67,313	1,534,736
Intersil Corporation - Class A	103,641	1,166,998
IXYS Corporation (a) (b)	55,432	760,527
Kulicke & Soffa Industries, Inc. (a) (b)	440,051	4,756,951
Lattice Semiconductor Corporation (a)	115,577	785,924
LSI Corporation (a)	197,300	1,493,561
LTX-Credence Corporation (a) (b)	94,320	629,114
MagnaChip Semiconductor Corporation - ADR (a)	143,578	1,395,578
Mattson Technology, Inc. (a) (b)	366,018	830,861
MaxLinear, Inc. - Class A (a)	3,900	23,283
Mellanox Technologies Ltd. (a)	9,499	348,328
MEMC Electronic Materials, Inc. (a) (b)	1,139,980	5,209,709
Micrel, Inc.	69,212	800,091
Micron Technology, Inc. (a)	8,400	63,756
Microsemi Corporation (a)	65,539	1,296,361
Mindspeed Technologies, Inc. (a) (b)	107,826	691,165
Monolithic Power Systems, Inc. (a)	52,092	853,788
Nanometrics, Inc. (a) (b)	9,281	187,940
NetLogic Microsystems, Inc. (a)	4,503	224,249
Nova Measuring Instruments Ltd. (a) (b)	165,955	1,425,553
Novellus Systems, Inc. (a)	7,343	346,222
NXP Semiconductors N.V. (a)	3,300	70,059
ON Semiconductor Corporation (a)	111,241	967,797
Pericom Semiconductor Corporation (a)	80,276	642,208
Photronics, Inc. (a)	2,863	19,640
Pixelworks, Inc. (a)	1,861	4,318
PMC-Sierra, Inc. (a) (b)	513,730	3,339,245
QuickLogic Corporation (a)	3,822	10,969
Rambus, Inc. (a)	100,334	731,435
Ramtron International Corporation (a)	2,000	4,100
Rudolph Technologies, Inc. (a)	21,300	217,899
SemiLEDs Corporation (a)	26,444	79,596
Semtech Corporation (a)	3,600	102,600
Silicon Image, Inc. (a)	331,747	1,612,290
Skyworks Solutions, Inc. (a) (b)	278,823	6,017,000
Spansion, Inc. - Class A (a)	123,610	1,239,808
Standard Microsystems Corporation (a) (b)	17,576	452,758
SunPower Corporation (a)	8	55
Supertex, Inc. (a)	4,877	90,127
Teradyne, Inc. (a)	34,904	570,680

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Semiconductors & Semiconductor Equipment - 3.9% (Continued)
Tessera Technologies, Inc. (a) (b)	272,711	$5,399,678
Tower Semiconductor Ltd. (a)	1,732	1,299
Trident Microsystems, Inc. (a)	27,553	4,133
Ultra Clean Holdings, Inc. (a)	68,458	503,166
Ultratech, Inc. (a)	11,225	328,331
Vitesse Semiconductor Corporation (a)	560	1,708
Volterra Semiconductor Corporation (a)	34,840	1,051,123
		66,725,005
Software - 2.6%
Accelrys, Inc. (a)	3,707	27,766
Actuate Corporation (a) (b)	277,686	1,599,471
Allot Communications Ltd. (a) (b)	64,268	1,012,864
American Software, Inc. - Class A	12,789	114,717
ANSYS, Inc. (a)	6,086	368,142
Ariba, Inc. (a) (b)	61,714	1,684,792
Aspen Technology, Inc. (a) (b)	93,196	1,678,460
Blackbaud, Inc.	25,273	769,057
BMC Software, Inc. (a)	2,900	105,096
Bottomline Technologies, Inc. (a) (b)	54,444	1,488,499
BSQUARE Corporation (a)	9,363	37,171
CA, Inc.	5,200	134,056
Cadence Design Systems, Inc. (a)	4,700	49,632
CDC Corporation - Class A (a)	133,399	88,043
ClickSoftware Technologies Ltd. (b)	110,067	1,179,918
CommVault Systems, Inc. (a) (b)	5,625	264,375
Compuware Corporation (a) (b)	355,681	2,788,539
Convio, Inc. (a) (b)	26,583	423,467
Datawatch Corporation (a)	1,942	17,575
Deltek, Inc. (a)	23,974	247,172
DemandTec, Inc. (a)	267,798	3,529,578
Digimarc Corporation (a) (b)	12,589	332,727
EPIQ Systems, Inc.	5,384	65,631
ePlus, inc. (a)	3,299	94,088
Fair Isaac Corporation	8,990	325,798
FalconStor Software, Inc. (a)	723	1,800
Fortinet, Inc. (a)	1,296	29,562
Glu Mobile, Inc. (a)	49,686	166,945
Guidance Software, Inc. (a)	42,174	322,631
Informatica Corporation (a)	2,700	114,210
Interactive Intelligence Group, Inc. (a)	16,136	416,470
JDA Software Group, Inc. (a) (b)	15,514	457,198
Jive Software, Inc. (a)	32,200	478,170
Kenexa Corporation (a) (b)	27,422	658,677
Manhattan Associates, Inc. (a) (b)	31,831	1,397,063
MICROS Systems, Inc. (a)	2,100	104,391
MicroStrategy, Inc. - Class A (a)	5,602	644,902
MIND C.T.I. Ltd.	1,027	2,547
Monotype Imaging Holdings, Inc. (a)	43,404	677,537
Net 1 UEPS Technologies, Inc. (a)	103,447	1,096,538

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Software - 2.6% (Continued)
NetScout Systems, Inc. (a)	53,973	$1,115,082
NetSol Technologies, Inc. (a)	116,117	63,052
NetSuite, Inc. (a)	2,892	121,117
Parametric Technology Corporation (a)	126,466	3,183,149
Pegasystems, Inc.	13,149	372,906
Pervasive Software, Inc. (a)	10,407	59,944
PROS Holdings, Inc. (a)	31,865	516,850
Quest Software, Inc. (a)	121,094	2,464,263
Red Hat, Inc. (a)	100	4,637
Rovi Corporation (a)	37,636	1,207,739
S1 Corporation (a) (b)	37,248	363,541
salesforce.com, inc. (a)	500	58,400
Sapiens International Corporation N.V. (a)	505	2,146
Smith Micro Software, Inc. (a)	137,670	250,559
SolarWinds, Inc. (a) (b)	129,587	4,096,245
Solera Holdings, Inc. (b)	15,008	716,932
SS&C Technologies Holdings, Inc. (a)	11,134	208,985
Synchronoss Technologies, Inc. (a)	370	12,365
Taleo Corporation - Class A (a)	1,514	54,519
Tangoe, Inc. (a)	28,081	407,175
THQ, Inc. (a)	91,504	61,299
TIBCO Software, Inc. (a)	4,500	117,315
TigerLogic Corporation (a)	100	230
Tyler Technologies, Inc. (a)	1,430	50,236
VASCO Data Security International, Inc. (a) (b)	213,435	1,799,257
Verint Systems, Inc. (a) (b)	44,175	1,250,594
VMware, Inc. - Class A (a)	500	45,635
		43,599,447
Materials - 7.2%
Chemicals - 2.5%
A. Schulman, Inc. (b)	30,221	740,415
Agrium, Inc.	100	8,026
Albemarle Corporation	600	38,586
Arabian American Development Company (a)	23,169	185,120
Cabot Corporation (b)	48,462	1,754,324
Calgon Carbon Corporation (a)	20,619	336,915
Chemtura Corporation (a) (b)	161,270	2,265,844
Cytec Industries, Inc.	3,142	156,660
Ecolab, Inc.	1,500	90,660
FMC Corporation	1,100	101,948
FutureFuel Corporation	887	10,582
Georgia Gulf Corporation (a) (b)	206,429	7,235,337
H.B. Fuller Company (b)	69,441	1,987,401
Huntsman Corporation	106,299	1,353,186
Innophos Holdings, Inc.	18,700	933,504
Innospec, Inc. (a)	12,349	399,737
International Flavors and Fragrances, Inc.	1,800	100,458
Intrepid Potash, Inc. (a) (b)	105,189	2,512,965
KMG Chemicals, Inc.	1,761	32,420

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Materials - 7.2% (Continued)
Chemicals - 2.5% (Continued)
Koppers Holdings, Inc.	19,980	$759,040
Kronos Worldwide, Inc. (b)	151,638	3,490,707
Landec Corporation (a)	44,214	266,610
LSB Industries, Inc. (a) (b)	19,870	696,444
Methanex Corporation	2,000	54,360
Minerals Technologies, Inc.	10,941	694,206
Mosaic Company (The)	1,600	89,552
Olin Corporation	144,186	3,200,929
OM Group, Inc. (a)	7,609	206,432
OMNOVA Solutions, Inc. (a)	16,537	82,024
PolyOne Corporation	100,368	1,447,307
PPG Industries, Inc.	100	8,958
Quaker Chemical Corporation	2,704	119,787
Rockwood Holdings, Inc. (a)	19,124	965,762
RPM International, Inc.	4,980	124,649
Sensient Technologies Corporation (b)	34,299	1,358,926
Solutia, Inc. (a) (b)	169,191	4,652,753
Spartech Corporation (a)	10,665	57,271
TOR Minerals International, Inc. (a)	77	1,205
TPC Group, Inc. (a) (b)	60,460	1,986,111
Tredegar Corporation (b)	11,054	272,592
W.R. Grace & Company (a)	35,910	1,922,621
Westlake Chemical Corporation	5,485	320,598
Zep, Inc.	8,662	141,884
		43,164,816
Construction Materials - 0.1%
Eagle Materials, Inc.	32,068	943,120
Headwaters, Inc. (a)	192,979	511,394
		1,454,514
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	6,175	204,022
Aptargroup, Inc.	15,513	813,192
Bemis Company, Inc. (b)	146,695	4,591,554
Boise, Inc. (b)	257,796	1,969,561
Crown Holdings, Inc. (a)	1,600	57,712
Greif, Inc. - Class A	1,036	50,194
Myers Industries, Inc.	51,377	683,828
Owens-Illinois, Inc. (a) (b)	103,723	2,494,538
Packaging Corporation of America (b)	59,752	1,681,421
Rock-Tenn Company - Class A	284	17,568
Sealed Air Corporation (b)	54,894	1,094,037
Silgan Holdings, Inc.	33,176	1,378,795
Sonoco Products Company	1,200	37,560
Temple-Inland, Inc.	1,351	43,083
UFP Technologies, Inc. (a)	24,731	379,374
		15,496,439
Metals & Mining - 3.3%
A.M. Castle & Company (a)	9,589	99,438
Agnico-Eagle Mines Ltd.	2,100	78,540

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Materials - 7.2% (Continued)
Metals & Mining - 3.3% (Continued)
AK Steel Holding Corporation	306,544	$2,893,775
Alexco Resource Corporation (a) (b)	65,093	498,612
Almaden Minerals Ltd. (a) (b)	213,311	543,943
AuRico Gold, Inc. (a) (b)	17,710	167,361
Aurizon Mines Ltd. (a) (b)	363,806	2,011,847
Banro Corporation (a)	67,499	328,720
Barrick Gold Corporation	1,900	93,594
Brigus Gold Corporation (a) (b)	917,431	1,055,046
Cardero Resource Corporation (a)	2,235	3,218
China Direct Industries, Inc. (a)	653	614
Claude Resources, Inc. (a) (b)	91,306	127,828
Coeur d'Alene Mines Corporation (a) (b)	179,654	4,969,230
Commercial Metals Company (b)	270,440	3,878,110
Compass Minerals International, Inc.	18,684	1,365,240
Eldorado Gold Corporation	5,300	80,083
Endeavour Silver Corporation (a) (b)	69,353	785,076
Entrée Gold, Inc. (a) (b)	47,917	60,855
Exeter Resource Corporation (a) (b)	519,647	1,969,462
Extorre Gold Mines Ltd. (a)	112,159	1,046,443
First Majestic Silver Corporation (a)	7,500	155,025
Fortuna Silver Mines, Inc. (a)	160,662	1,078,042
Franco-Nevada Corporation	9,240	417,833
Globe Specialty Metals, Inc.	38,440	525,859
Gold Reserve, Inc. (a)	3,728	11,333
Goldcorp, Inc.	2,000	96,780
Golden Star Resources Ltd. (a)	332,115	717,368
Great Basin Gold Ltd. (a)	393,468	495,770
Great Panther Silver Ltd. (a) (b)	813,383	2,179,866
Handy & Harman Ltd. (a)	587	6,897
Harry Winston Diamond Corporation (a) (b)	96,224	1,125,821
Haynes International, Inc.	2,514	152,751
Hecla Mining Company	259,333	1,364,092
IAMGOLD Corporation	5,500	92,070
International Tower Hill Mines Ltd. (a) (b)	172,330	921,965
Ivanhoe Mines Ltd. (a) (b)	7,799	125,876
Keegan Resources, Inc. (a)	227,267	938,613
Kinross Gold Corporation	30,600	345,474
MAG Silver Corporation (a) (b)	47,001	391,048
Materion Corporation (a)	12,720	374,095
Metals USA Holdings Corporation (a) (b)	146,306	1,956,111
Minco Gold Corporation (a)	65,093	57,933
Minefinders Corporation Ltd. (a)	69,613	987,112
Mines Management, Inc. (a)	52,910	114,815
Nevsun Resources Ltd. (b)	181,270	1,189,131
New Gold, Inc. (a)	9,900	115,929
Noranda Aluminum Holding Corporation (b)	190,477	1,998,104
North American Palladium Ltd. (a)	593,218	1,655,078
Northern Dynasty Minerals Ltd. (a) (b)	102,325	761,298
NovaGold Resources, Inc. (a)	18,100	187,335

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Materials - 7.2% (Continued)
Metals & Mining - 3.3% (Continued)
Pan American Silver Corporation	2,000	$45,760
Paramount Gold and Silver Corporation (a)	8	21
Platinum Group Metals Ltd. (a)	159,727	175,700
Primero Mining Corporation (a)	23,368	74,544
Qiao Xing Universal Resources, Inc. (a)	3,200	2,384
Reliance Steel & Aluminum Company	400	21,280
Revett Minerals, Inc. (a)	600	2,940
Richmont Mines, Inc. (a) (b)	77,405	957,500
Royal Gold, Inc.	1,198	91,216
Rubicon Minerals Corporation (a) (b)	202,308	878,017
Schnitzer Steel Industries, Inc. - Class A (b)	18,069	788,350
Silver Bull Resources, Inc. (a)	200	92
Silver Standard Resources, Inc. (a)	27,500	474,925
Silver Wheaton Corporation	1,600	56,976
Silvercorp Metals, Inc.	6,124	50,462
Southern Copper Corporation	6,700	232,423
Steel Dynamics, Inc. (b)	458,069	7,306,201
Stillwater Mining Company (a)	2,800	36,064
SunCoke Energy, Inc. (a)	6,764	90,840
Taseko Mines Ltd. (a) (b)	516,005	1,873,098
Titanium Metals Corporation	27,910	429,256
U.S. Energy Corporation (a)	25,895	88,043
Universal Stainless & Alloy Products, Inc. (a) (b)	6,027	239,453
Worthington Industries, Inc.	10,220	188,150
Yamana Gold, Inc.	7,900	136,433
		56,836,587
Paper & Forest Products - 0.4%
Clearwater Paper Corporation (a) (b)	19,890	726,383
Domtar Corporation	300	25,914
KapStone Paper and Packaging Corporation (a) (b)	97,223	1,697,514
Mercer International, Inc. (a)	113,233	926,246
Neenah Paper, Inc. (b)	87,524	2,080,445
Schweitzer-Mauduit International, Inc.	4,227	293,903
Verso Paper Corporation (a)	27,628	31,220
		5,781,625
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)	1,885	8,369
Atlantic Tele-Network, Inc.	178	6,424
BCE, Inc.	4,000	163,200
Cbeyond, Inc. (a)	35,301	300,059
CenturyLink, Inc.	16	592
Frontier Communications Corporation	68,874	294,781
General Communication, Inc. - Class A (a) (b)	61,305	638,185
Globalstar, Inc. (a)	51,229	33,299
Hawaiian Telcom Holdco, Inc. (a)	380	5,320
HickoryTech Corporation	4,229	48,591
IDT Corporation - Class B (b)	162,576	1,430,669
inContact, Inc. (a)	38,104	190,520

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Telecommunication Services - 1.3% (Continued)
Diversified Telecommunication Services - 0.5% (Continued)
Level 3 Communications, Inc. (a) (b)	9,231	$171,235
Lumos Networks Corporation (b)	79,811	1,199,559
Neutral Tandem, Inc. (a)	34,945	429,474
Otelco, Inc.	4,455	56,178
Premiere Global Services, Inc. (a) (b)	38,630	339,944
SureWest Communications (b)	21,633	313,246
Telus Corporation - Non-Voting Shares	2,300	123,326
Towerstream Corporation (a)	140,716	402,448
Vonage Holdings Corporation (a) (b)	693,853	1,755,448
Windstream Corporation	2	24
		7,910,891
Wireless Telecommunication Services - 0.8%
Cellcom Israel Ltd.	4,274	62,144
Clearwire Corporation - Class A (a)	863,937	1,460,054
Leap Wireless International, Inc. (a) (b)	412,391	3,530,067
MetroPCS Communications, Inc. (a)	113,291	1,001,492
NII Holdings, Inc. (a)	100,402	2,019,084
NTELOS Holdings Corporation (b)	101,047	2,306,903
Rogers Communications, Inc. - Class B	3,400	130,730
Shenandoah Telecommunications Company	2,185	21,566
Sprint Nextel Corporation (a)	89,100	188,892
Telephone and Data Systems, Inc. (b)	125,153	3,291,524
United States Cellular Corporation (a)	7,874	361,180
USA Mobility, Inc.	27,030	382,475
		14,756,111
Utilities - 1.8%
Electric Utilities - 0.6%
ALLETE, Inc. (b)	52,707	2,184,705
Cleco Corporation	2,399	95,384
El Paso Electric Company	3,783	131,648
Entergy Corporation	1,000	69,380
Great Plains Energy, Inc.	7,920	163,310
IDACORP, Inc. (b)	37,043	1,561,363
ITC Holdings Corporation	100	7,371
NV Energy, Inc.	183,300	2,969,460
Pepco Holdings, Inc.	6,101	119,946
Pinnacle West Capital Corporation	4,533	214,230
Unisource Energy Corporation (b)	63,766	2,375,921
Unitil Corporation	5,802	160,309
Westar Energy, Inc.	4,303	122,377
		10,175,404
Gas Utilities - 0.4%
AGL Resources, Inc.	27,058	1,123,177
Amerigas Partners, L.P.	15,098	637,136
Atmos Energy Corporation (b)	62,885	2,038,103
Chesapeake Utilities Corporation	2,390	102,818
Ferrellgas Partners, L.P.	28,680	487,847
Laclede Group, Inc. (The)	19	791
ONEOK, Inc.	2,000	166,320

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Utilities - 1.8% (Continued)
Gas Utilities - 0.4% (Continued)
Questar Corporation	2,465	$47,525
South Jersey Industries, Inc.	3,623	198,830
Southwest Gas Corporation (b)	13,797	576,715
UGI Corporation	52,598	1,415,412
		6,794,674
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)	200	320
Atlantic Power Corporation	2,500	37,075
Genie Energy Ltd. - Class B (b)	172,901	1,808,545
GenOn Energy, Inc. (a)	494,813	1,053,952
Ormat Technologies, Inc.	10,153	164,986
Synthesis Energy Systems, Inc. (a) (b)	395,836	609,587
		3,674,465
Multi-Utilities - 0.4%
Alliant Energy Corporation	20,700	877,473
Ameren Corporation	3,800	120,232
Avista Corporation (b)	23,905	605,753
CenterPoint Energy, Inc.	12,400	229,028
CMS Energy Corporation	3,226	70,423
Consolidated Edison, Inc.	500	29,480
Integrys Energy Group, Inc.	600	31,146
NorthWestern Corporation (b)	61,840	2,173,058
NSTAR	15,761	708,142
OGE Energy Corporation	16,359	864,737
SCANA Corporation	3,300	147,939
TECO Energy, Inc.	5,847	105,538
Vectren Corporation (b)	48,095	1,375,036
Wisconsin Energy Corporation	251	8,534
Xcel Energy, Inc.	12,400	329,840
		7,676,359
Water Utilities - 0.2%
American States Water Company (b)	31,099	1,124,851
American Water Works Company, Inc.	4,700	158,531
Aqua America, Inc.	6,156	135,801
Artesian Resources Corporation - Class A	200	3,780
California Water Service Group	49,055	905,065
Cascal N.V. (a)	10,545	63,797
Middlesex Water Company	105	1,984
Tri-Tech Holding, Inc. (a) (b)	26,794	192,113
York Water Company	338	6,016
		2,591,938

Total Common Stocks (Cost $1,373,628,212)		$1,546,422,802

CLOSED-END FUNDS - 5.7%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	100	$755

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.7% (Continued)	Shares	Value
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.	8,388	$156,856
Aberdeen Global Income Fund, Inc.	100	1,403
Aberdeen Indonesia Fund, Inc.	22,572	287,116
Aberdeen Israel Fund, Inc.	6,697	89,472
Aberdeen Latin America Equity Fund, Inc.	5,181	175,999
Adams Express Company (The)	153,625	1,600,772
Advent/Claymore Convertible Securities & Income Fund	3,168	51,607
Advent/Claymore Enhanced Growth & Income Fund	100	989
Advent/Claymore Global Convertible Securities & Income Fund	100	691
AGIC Equity & Convertible Income Fund	16,626	286,466
AGIC Global Equity & Convertible Income Fund	44,748	619,312
AGIC International & Premium Strategy Fund	4,180	43,932
Alliance California Municipal Income Fund, Inc.	100	1,536
Alliance New York Municipal Income Fund, Inc.	100	1,564
AllianceBernstein Global High Income Fund, Inc.	100	1,500
AllianceBernstein Income Fund, Inc.	192,424	1,597,119
AllianceBernstein National Municipal Income Fund, Inc.	100	1,554
Alpine Global Premier Properties Fund	223,998	1,364,148
Alpine Total Dynamic Dividend Fund	348,965	1,605,239
American Income Fund, Inc.	800	6,256
American Municipal Income Portfolio, Inc.	100	1,525
American Select Portfolio, Inc.	24,394	249,551
American Strategic Income Portfolio, Inc.	3,844	43,476
American Strategic Income Portfolio, Inc. II	47,402	392,015
American Strategic Income Portfolio, Inc. III	91,709	617,202
Apollo Senior Floating Rate Fund, Inc.	100	1,705
ASA Gold and Precious Metals Ltd.	20,689	597,085
Asia Pacific Fund, Inc. (The) (a)	1,125	11,824
Asia Tigers Fund, Inc. (The) (a)	4,757	63,363
Avenue Income Credit Strategies Fund	100	1,783
Bancroft Fund Ltd.	8,769	144,338
BlackRock Build America Bond Trust	72,612	1,599,642
BlackRock California Municipal Income Trust	4,212	65,075
BlackRock Core Bond Trust	1,600	22,224
BlackRock Corporate High Yield Fund III, Inc.	100	747
BlackRock Corporate High Yield Fund V, Inc.	100	1,243
BlackRock Corporate High Yield Fund VI, Inc.	100	1,219
BlackRock Credit Allocation Income Trust I, Inc.	15,761	154,615
BlackRock Credit Allocation Income Trust II, Inc.	5,100	53,040
BlackRock Credit Allocation Income Trust III	33,614	371,771
BlackRock Credit Allocation Income Trust IV	100	1,288
BlackRock Debt Strategies Fund, Inc.	100	402
BlackRock Defined Opportunity Credit Trust	100	1,315
BlackRock Diversified Income Strategies Fund, Inc.	7,098	70,341
BlackRock EcoSolutions Investment Trust	100	892
BlackRock Energy and Resources Trust	1,000	26,220
BlackRock Enhanced Capital and Income Fund	100	1,339
BlackRock Enhanced Equity Dividend Trust	48,100	357,864
BlackRock Enhanced Government Fund, Inc.	100	1,543

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.7% (Continued)	Shares	Value
BlackRock Equity Dividend Trust	117,113	$1,103,204
BlackRock Floating Rate Income Strategies Fund	100	1,407
BlackRock Floating Rate Income Strategies Fund II, Inc.	100	1,303
BlackRock Floating Rate Income Trust	100	1,379
BlackRock Florida Municipal 2020 Term Trust	797	12,282
BlackRock Global Opportunities Equity Trust	100	1,505
BlackRock High Income Shares	100	225
BlackRock High Yield Trust	100	711
BlackRock Income Opportunity Trust, Inc.	100	1,060
BlackRock Income Trust, Inc.	36,010	267,914
BlackRock International Growth & Income Trust	100	807
BlackRock Investment Quality Municipal Income Trust	100	1,400
BlackRock Limited Duration Income Trust	100	1,706
BlackRock Long-Term Municipal Advantage Trust	100	1,263
BlackRock Muni Intermediate Duration Fund, Inc.	100	1,638
BlackRock Muni New York Intermediate Duration Fund, Inc.	3,670	55,087
BlackRock MuniAssets Fund, Inc.	100	1,315
BlackRock Municipal 2020 Term Trust	100	1,618
BlackRock Municipal Bond Investment Trust	100	1,656
BlackRock Municipal Income Investment Quality Trust	1,280	20,390
BlackRock Municipal Income Investment Trust	1,200	17,988
BlackRock Municipal Income Quality Trust	100	1,566
BlackRock MuniEnhanced Fund, Inc.	62,942	758,451
BlackRock MuniHoldings California Quality Fund, Inc.	68,299	1,062,049
BlackRock MuniHoldings Fund II, Inc.	100	1,660
BlackRock MuniHoldings Fund, Inc.	100	1,795
BlackRock MuniHoldings Investment Quality Fund	64,647	981,988
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	41,796	659,123
BlackRock MuniHoldings New York Insured Fund, Inc.	100	1,571
BlackRock MuniHoldings Quality Fund II, Inc.	10,327	152,013
BlackRock MuniHoldings Quality Fund, Inc.	9,854	144,755
BlackRock MuniVest Fund, Inc.	100	1,091
BlackRock MuniYield Arizona Fund, Inc.	1,824	26,411
BlackRock MuniYield California Fund, Inc.	100	1,620
BlackRock MuniYield California Quality Fund, Inc.	14,696	225,731
BlackRock MuniYield Investment Fund	310	4,882
BlackRock MuniYield Investment Quality Fund	18,029	268,452
BlackRock MuniYield Michigan Quality Fund II, Inc.	100	1,516
BlackRock MuniYield Michigan Quality Fund, Inc.	37,583	587,422
BlackRock MuniYield New Jersey Fund, Inc.	27,644	439,540
BlackRock MuniYield New Jersey Quality Fund, Inc.	942	15,063
BlackRock MuniYield New York Quality Fund, Inc.	51,048	741,727
BlackRock MuniYield Pennsylvania Quality Fund	9,932	161,395
BlackRock MuniYield Quality Fund II, Inc.	7,448	106,432
BlackRock MuniYield Quality Fund III, Inc.	5,800	86,478
BlackRock MuniYield Quality Fund, Inc.	14,516	242,998
BlackRock New Jersey Investment Quality Municipal Trust	100	1,397
BlackRock New Jersey Municipal Bond Trust	100	1,640
BlackRock New York Investment Quality Municipal Trust, Inc.	100	1,527
BlackRock New York Municipal Bond Trust	100	1,650
BlackRock New York Municipal Income Quality Trust	100	1,663

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.7% (Continued)	Shares	Value
BlackRock Pennsylvania Strategic Municipal Trust	300	$4,500
BlackRock Real Asset Equity Trust	100	1,198
BlackRock Resources & Commodities Strategy Trust	100	1,554
BlackRock S&P Quality Rankings Global Equity Managed Trust	100	1,271
BlackRock Senior High Income Fund, Inc.	100	404
BlackRock Strategic Bond Trust	4,822	65,049
BlackRock Strategic Equity Dividend Trust	35,530	368,446
BlackRock Strategic Municipal Trust	2,954	42,803
Blackstone/GSO Long-Short Credit Income Fund	100	1,823
Blackstone/GSO Senior Floating Rate Term Fund	100	1,915
Boulder Growth & Income Fund, Inc.	39,965	242,987
Boulder Total Return Fund, Inc. (a)	100	1,655
Calamos Convertible and High Income Fund	100	1,252
Calamos Convertible Opportunities and Income Fund	100	1,230
Calamos Global Dynamic Income Fund (b)	72,619	583,857
Calamos Strategic Total Return Fund (b)	177,877	1,604,451
CBRE Clarion Global Real Estate Income Fund	100	765
Central Europe & Russia Fund, Inc. (The)	4,617	151,668
Central Securities Corporation	21,865	469,004
China Fund, Inc. (The)	18,826	414,172
ClearBridge Energy MLP Opportunity Fund, Inc.	100	1,987
Clough Global Allocation Fund	100	1,326
Clough Global Equity Fund	67,107	838,837
Clough Global Opportunities Fund	91,627	1,007,897
Cohen & Steers Closed-End Opportunity Fund, Inc.	9,401	121,085
Cohen & Steers Dividend Majors Fund, Inc.	100	1,338
Cohen & Steers Global Income Builder, Inc.	11,977	120,249
Cohen & Steers Infrastructure Fund, Inc.	101	1,708
Cohen & Steers Quality Income Realty Fund, Inc.	100	953
Cohen & Steers REIT & Preferred Income Fund, Inc.	9,793	151,596
Cutwater Select Income Fund	100	1,941
Delaware Enhanced Global Dividend and Income Fund	100	1,207
Delaware Investments Colorado Municipal Income Fund, Inc.	6,473	92,952
Delaware Investments Minnesota Municipal Income Fund II	5,203	73,154
Delaware Investments National Municipal Income Fund	7,695	102,113
Denali Fund (The)	3,467	49,855
Diamond Hill Financial Trends Fund, Inc.	100	982
Dividend and Income Fund, Inc.	71,522	246,036
Dow 30 Enhanced Premium & Income Fund, Inc.	32,153	348,539
Dow 30 Premium & Dividend Income Fund, Inc.	13,681	185,925
Dreyfus Municipal Income, Inc.	100	1,038
Dreyfus Strategic Municipal Bond Fund	100	898
Dreyfus Strategic Municipals, Inc.	100	923
DTF Tax-Free Income, Inc.	2,323	39,143
DWS Global High Income Fund, Inc.	3,399	27,260
DWS High Income Opportunities Fund, Inc.	100	1,490
DWS Municipal Income Trust	100	1,421
DWS Strategic Income Trust	100	1,370
Eagle Capital Growth Fund, Inc.	11,509	77,686
Eaton Vance California Municipal Bond Fund II	100	1,329

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.7% (Continued)	Shares	Value
Eaton Vance California Municipal Income Trust	2,447	$33,475
Eaton Vance Enhanced Equity Income Fund (b)	144,524	1,556,523
Eaton Vance Enhanced Equity Income Fund II	51,550	554,678
Eaton Vance Floating-Rate Income Trust	100	1,537
Eaton Vance Limited Duration Income Fund	100	1,599
Eaton Vance Massachusetts Municipal Bond Fund	100	1,561
Eaton Vance Massachusetts Municipal Income Fund	238	3,589
Eaton Vance Michigan Municipal Bond Fund	100	1,510
Eaton Vance Michigan Municipal Income Trust	524	7,105
Eaton Vance Municipal Bond Fund	45,663	606,861
Eaton Vance National Municipal Opportunities Trust	41,697	891,899
Eaton Vance New Jersey Municipal Bond Fund	560	8,120
Eaton Vance New Jersey Municipal Income Trust	5,292	75,464
Eaton Vance New York Municipal Bond Fund	38,292	544,895
Eaton Vance New York Municipal Income Trust	100	1,520
Eaton Vance Ohio Municipal Bond Fund	2,865	38,362
Eaton Vance Ohio Municipal Income Trust	100	1,497
Eaton Vance Pennsylvania Municipal Bond Fund	100	1,416
Eaton Vance Pennsylvania Municipal Income Trust	4,141	57,974
Eaton Vance Risk-Managed Diversified Equity Income Fund	37,415	395,477
Eaton Vance Senior Floating-Rate Trust	100	1,533
Eaton Vance Senior Income Trust	100	683
Eaton Vance Short Duration Diversified Income Fund	10,194	172,890
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	3,798	65,212
Eaton Vance Tax-Advantaged Dividend Income Fund	100	1,578
Eaton Vance Tax-Advantaged Global Dividend Income Fund	100	1,381
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	100	1,880
Eaton Vance Tax-Managed Buy-Write Income Fund	100	1,341
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	5,427	68,217
Eaton Vance Tax-Managed Diversified Equity Income Fund	148,620	1,416,349
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (b)	142,591	1,569,927
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	100	903
Ellsworth Fund Ltd.	41,889	301,601
Engex, Inc. (a)	583	1,277
European Equity Fund, Inc. (The)	9,636	61,574
Federated Enhanced Treasury Income Fund	200	2,936
Federated Premier Intermediate Municipal Income Fund	100	1,551
Federated Premier Municipal Income Fund	100	1,575
First Opportunity Fund, Inc. (a)	30,777	200,358
First Trust Active Dividend Income Fund (The)	17,165	144,873
First Trust Enhanced Equity Income Fund	21,582	248,409
First Trust High Income Long/Short Fund	100	1,719
First Trust Specialty Finance & Finance Opportunities Fund	100	700
First Trust Strategic High Income Fund II	100	1,648
First Trust/Aberdeen Emerging Opportunity Fund	100	1,971
First Trust/Aberdeen Global Opportunity Fund	100	1,689
First Trust/Four Corners Senior Floating Rate Income Fund II	100	1,436

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.7% (Continued)	Shares	Value
Flaherty & Crumrine/Claymore Total Return Fund, Inc.	100	$1,917
Fort Dearborn Income Securities, Inc.	600	9,702
Franklin Templeton Limited Duration Income Trust	100	1,330
Franklin Universal Trust	100	678
Gabelli Convertible and Income Securities Fund, Inc. (The)	100	542
Gabelli Dividend & Income Trust	95,888	1,512,154
Gabelli Equity Trust, Inc.	158,350	836,088
Gabelli Global Multimedia Trust, Inc.	61,412	415,145
Gabelli Global Utility & Income Trust	100	2,081
Gabelli Healthcare & WellnessRx Trust (The) (a)	17,695	131,651
GAMCO Natural Resources, Gold & Income Trust by Gabelli	100	1,558
GDL Fund (The)	64,980	799,904
General American Investors Company, Inc.	51,648	1,389,331
Global High Income Fund, Inc.	100	1,307
Global Income & Currency Fund, Inc.	24,763	331,824
Greater China Fund, Inc.	7,030	77,330
Guggenheim Build America Bonds Managed Duration Trust	57,255	1,247,014
Guggenheim Enhanced Equity Income Fund	45,267	385,675
Guggenheim Enhanced Equity Strategy Fund	8,906	149,710
H&Q Healthcare Investors	52,636	812,700
H&Q Life Sciences Investors	25,455	333,206
Helios Advantage Income Fund, Inc.	100	830
Helios High Income Fund, Inc.	100	829
Helios High Yield Fund	100	1,030
Helios Multi-Sector High Income Fund, Inc.	13,501	76,552
Helios Strategic Income Fund, Inc.	12,884	74,727
Helios Strategic Mortgage Income Fund, Inc.	100	614
Helios Total Return Fund, Inc.	100	604
Herzfeld Caribbean Basin Fund, Inc. (a)	6,093	40,518
India Fund, Inc.	72,877	1,601,836
ING Asia Pacific High Dividend Equity Income Fund	100	1,640
ING Emerging Markets High Dividend Equity Fund	100	1,516
ING Global Advantage and Premium Opportunity Fund	39,934	453,251
ING Global Equity Dividend & Premium Opportunity Fund	100	945
ING Infrastructure, Industrials and Materials Fund	100	1,745
ING Prime Rate Trust	100	547
ING Risk Managed Natural Resources Fund	2,527	30,299
Invesco California Municipal Income Trust	745	11,957
Invesco California Municipal Securities	100	1,525
Invesco California Quality Municipal Securities	100	1,440
Invesco Municipal Income Opportunities Trust	100	696
Invesco Municipal Income Opportunities Trust II	100	765
Invesco Municipal Income Opportunities Trust III	18,912	157,159
Invesco Municipal Premium Income Trust	100	932
Invesco New York Quality Municipal Securities	100	1,600
Invesco Quality Municipal Income Trust	21,518	299,315
Invesco Quality Municipal Investment Trust	100	1,462
Invesco Quality Municipal Securities	100	1,538
Invesco Value Municipal Bond Trust	100	1,615
Invesco Value Municipal Income Trust	10,139	170,437
Invesco Value Municipal Securities	100	1,536

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.7% (Continued)	Shares	Value
Invesco Value Municipal Trust	100	$1,584
Invesco Van Kampen Advantage Municipal Income Trust II	100	1,330
Invesco Van Kampen Bond Fund	38,652	772,653
Invesco Van Kampen Dynamic Credit Opportunities Fund	100	1,146
Invesco Van Kampen Massachusetts Value Municipal Income Trust	1,961	26,179
Invesco Van Kampen Municipal Trust	100	1,462
Invesco Van Kampen Ohio Quality Municipal Trust	100	1,661
Invesco Van Kampen Pennsylvania Value Municipal Income Trust	30,800	451,836
Invesco Van Kampen Select Sector Municipal Trust	100	1,319
Invesco Van Kampen Senior Income Trust	100	456
Invesco Van Kampen Trust for Investment Grade Municipals	100	1,544
Invesco Van Kampen Trust for Value Municipals	100	1,440
Japan Equity Fund, Inc. (The)	4,044	21,554
Japan Smaller Capitalization Fund, Inc.	42,021	319,360
JF China Region Fund, Inc.	4,200	51,534
John Hancock Bank & Thrift Opportunity Fund	100	1,565
John Hancock Hedged Equity & Income Fund	49,794	808,655
John Hancock Preferred Income Fund	100	2,237
John Hancock Preferred Income Fund II	100	2,170
John Hancock Preferred Income Fund III	100	1,811
John Hancock Tax-Advantaged Dividend Income Fund	100	1,768
Kayne Anderson Energy Total Return Fund, Inc.	100	2,772
Kayne Anderson Midstream/Energy Fund, Inc.	30,401	807,755
Korea Equity Fund, Inc. (a)	4,122	39,159
Latin American Discovery Fund, Inc.	6,481	102,724
Lazard Global Total Return & Income Fund, Inc.	23,745	344,540
Lazard World Dividend & Income Fund, Inc.	28,033	329,668
Liberty All-Star Equity Fund (b)	247,310	1,147,518
Liberty All-Star Growth Fund, Inc.	65,396	264,200
LMP Capital and Income Fund, Inc.	100	1,299
LMP Corporate Loan Fund, Inc.	100	1,171
LMP Real Estate Income Fund, Inc.	21,517	217,322
Macquarie Global Infrastructure Total Return Fund, Inc.	35,672	637,459
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	100	1,530
Madison Strategic Sector Premium Fund	10,021	115,442
Madison/Claymore Covered Call & Equity Strategy Fund	97,271	777,195
Malaysia Fund, Inc.	1,074	10,429
Managed Duration Investment Grade Municipal Fund	100	1,540
Mexico Equity and Income Fund, Inc. (The) (a)	5,887	63,992
Mexico Fund, Inc. (The)	29,605	698,382
MFS California Insured Municipal Trust	100	1,180
MFS InterMarket Income Trust I	2,604	21,874
MFS Intermediate High Income Fund	100	306
MFS Investment Grade Municipal Trust	100	1,056
MFS Multimarket Income Trust	100	696
MLP & Strategic Equity Fund	100	1,745
Montgomery Street Income Securities, Inc.	10,730	169,534
Morgan Stanley Asia-Pacific Fund, Inc. (a)	27,203	389,003

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.7% (Continued)	Shares	Value
Morgan Stanley China A Share Fund, Inc. (a)	12,091	$259,956
Morgan Stanley Eastern Europe Fund, Inc. (a)	2,700	41,364
Morgan Stanley Emerging Markets Debt Fund, Inc.	60,802	651,797
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	12,725	209,581
Morgan Stanley Emerging Markets Fund, Inc. (a)	5,992	84,547
Morgan Stanley Frontier Emerging Markets Fund	24,570	267,567
Morgan Stanley Income Securities, Inc.	401	7,138
NASDAQ Premium Income & Growth Fund, Inc.	100	1,443
Neuberger Berman California Intermediate Municipal Fund, Inc.	100	1,616
Neuberger Berman Intermediate Municipal Fund, Inc.	100	1,599
Neuberger Berman New York Intermediate Municipal Fund, Inc.	100	1,562
Neuberger Berman Real Estate Securities Income Fund, Inc.	310,047	1,252,590
New America High Income Fund, Inc.	100	1,039
New Germany Fund, Inc. (The)	20,928	288,179
New Ireland Fund, Inc. (The)	18,773	137,231
NFJ Dividend, Interest & Premium Strategy Fund	100	1,730
Nuveen AMT-Free Municipal Income Fund	12,249	183,489
Nuveen Arizona Dividend Advantage Municipal Fund	1,451	20,720
Nuveen Arizona Dividend Advantage Municipal Fund 2	4,507	66,163
Nuveen Arizona Dividend Advantage Municipal Fund 3	7,440	103,044
Nuveen Arizona Premium Income Municipal Fund, Inc.	100	1,460
Nuveen Build America Bond Opportunity Fund	13,676	298,274
Nuveen Build America Bond Term Fund	44,409	936,586
Nuveen California Dividend Advantage Municipal Fund	100	1,473
Nuveen California Dividend Advantage Municipal Fund 2	1,598	24,545
Nuveen California Dividend Advantage Municipal Fund 3	13,739	191,109
Nuveen California Investment Quality Municipal Fund, Inc.	100	1,576
Nuveen California Municipal Market Opportunity Fund	2,727	42,023
Nuveen California Municipal Value Fund	65,134	630,497
Nuveen California Municipal Value Fund 2	8,375	130,985
Nuveen California Performance Plus Municipal Fund, Inc.	100	1,545
Nuveen California Premium Income Municipal Fund	16,265	240,071
Nuveen California Quality Income Municipal Fund	2,970	47,876
Nuveen California Select Quality Municipal Fund, Inc.	100	1,608
Nuveen California Select Tax-Free Income Portfolio	10,295	148,145
Nuveen Connecticut Dividend Advantage Municipal Fund	2,137	32,162
Nuveen Connecticut Dividend Advantage Municipal Fund 2	100	1,525
Nuveen Connecticut Dividend Advantage Municipal Fund 3	12,699	177,278
Nuveen Connecticut Premium Income Municipal Fund	9,296	135,257
Nuveen Core Equity Alpha Fund	100	1,334
Nuveen Diversified Dividend and Income Fund	3,207	36,977
Nuveen Dividend Advantage Municipal Fund	76,110	1,144,694
Nuveen Dividend Advantage Municipal Fund 2	26,264	397,900
Nuveen Dividend Advantage Municipal Fund 3	84,145	1,264,699
Nuveen Dividend Advantage Municipal Income Fund	11,237	174,286
Nuveen Energy MLP Total Return Fund	100	1,827
Nuveen Enhanced Municipal Value Fund	100	1,509
Nuveen Equity Premium Advantage Fund	55,981	675,691
Nuveen Equity Premium and Growth Fund	17,599	221,747

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.7% (Continued)	Shares	Value
Nuveen Equity Premium Income Fund	100	$1,195
Nuveen Equity Premium Opportunity Fund	38,678	464,136
Nuveen Floating Rate Income Fund	100	1,139
Nuveen Floating Rate Income Opportunity Fund	100	1,165
Nuveen Georgia Dividend Advantage Municipal Fund	600	9,300
Nuveen Georgia Dividend Advantage Municipal Fund 2	100	1,493
Nuveen Georgia Premium Income Municipal Fund	2,200	33,704
Nuveen Global Government Enhanced Income Fund	100	1,451
Nuveen Global Value Opportunities Fund	55,218	942,571
Nuveen Insured California Dividend Advantage Municipal Fund	100	1,723
Nuveen Insured California Premium Income Municipal Fund 2, Inc.	100	1,617
Nuveen Insured California Premium Income Municipal Fund, Inc.	7,300	117,311
Nuveen Insured California Tax-Free Advantage Municipal Fund	800	11,864
Nuveen Insured Massachusetts Tax Free Advantage Municipal Fund	1,970	28,132
Nuveen Investment Quality Municipal Fund, Inc.	100	1,607
Nuveen Maryland Dividend Advantage Municipal Fund	906	13,264
Nuveen Maryland Dividend Advantage Municipal Fund 2	100	1,503
Nuveen Maryland Dividend Advantage Municipal Fund 3	2,095	30,776
Nuveen Maryland Premium Income Municipal Fund	100	1,552
Nuveen Massachusetts Dividend Advantage Municipal Fund	200	2,928
Nuveen Massachusetts Premium Income Municipal Fund	100	1,517
Nuveen Michigan Dividend Advantage Municipal Fund	2,538	35,963
Nuveen Michigan Premium Income Municipal Fund, Inc.	100	1,472
Nuveen Michigan Quality Income Municipal Fund, Inc.	100	1,542
Nuveen Mortgage Opportunity Term Fund	100	2,264
Nuveen Mortgage Opportunity Term Fund 2	100	2,226
Nuveen Multi-Currency Short-Term Government Income Fund	82,933	1,105,497
Nuveen Multi-Strategy Income and Growth Fund	27,743	233,873
Nuveen Multi-Strategy Income and Growth Fund 2	100	877
Nuveen Municipal Advantage Fund	20,713	311,524
Nuveen Municipal High Income Opportunity Fund	100	1,299
Nuveen Municipal High Income Opportunity Fund 2	100	1,220
Nuveen Municipal Market Opportunity Fund	100	1,458
Nuveen Municipal Opportunity Fund, Inc.	105,472	1,602,120
Nuveen Municipal Value Fund	100	1,010
Nuveen New Jersey Dividend Advantage Municipal Fund	6,772	101,580
Nuveen New Jersey Dividend Advantage Municipal Fund 2	100	1,554
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	18,226	273,572
Nuveen New Jersey Municipal Value Fund	100	1,638
Nuveen New Jersey Premium Income Municipal Fund, Inc.	100	1,575
Nuveen New York AMT-Free Municipal Income Fund	1,829	26,996
Nuveen New York Dividend Advantage Municipal Fund	510	7,568
Nuveen New York Dividend Advantage Municipal Fund 2	11,377	168,152
Nuveen New York Dividend Advantage Municipal Income Fund, Inc.	4,377	67,012
Nuveen New York Investment Quality Municipal Fund	100	1,590
Nuveen New York Municipal Value Fund	7,245	72,667
Nuveen New York Municipal Value Fund 2	7,246	107,676

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.7% (Continued)	Shares	Value
Nuveen New York Performance Plus Municipal Fund, Inc.	100	$1,610
Nuveen New York Premium Income Municipal Fund, Inc.	100	1,619
Nuveen New York Quality Income Municipal Fund, Inc.	100	1,595
Nuveen New York Select Quality Municipal Fund, Inc.	24,176	391,409
Nuveen New York Select Tax-Free Income Portfolio	100	1,475
Nuveen North Carolina Dividend Advantage Municipal Fund	100	1,613
Nuveen North Carolina Dividend Advantage Municipal Fund 2	100	1,564
Nuveen North Carolina Dividend Advantage Municipal Fund 3	200	3,090
Nuveen North Carolina Premium Income Municipal Fund	100	1,545
Nuveen Ohio Dividend Advantage Municipal Fund	2,500	39,425
Nuveen Ohio Dividend Advantage Municipal Fund 2	100	1,486
Nuveen Ohio Dividend Advantage Municipal Fund 3	100	1,598
Nuveen Ohio Quality Income Municipal Fund	3,888	67,573
Nuveen Pennsylvania Dividend Advantage Municipal Fund	100	1,479
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	300	4,353
Nuveen Pennsylvania Investment Quality Municipal Fund	21,528	330,240
Nuveen Pennsylvania Municipal Value Fund	100	1,594
Nuveen Pennsylvania Premium Income Municipal Fund 2	15,996	229,703
Nuveen Performance Plus Municipal Fund	75,829	1,203,406
Nuveen Premier Municipal Income Fund, Inc.	26,793	409,129
Nuveen Premier Municipal Opportunity Fund, Inc.	100	1,654
Nuveen Premium Income Municipal Fund	82,785	1,230,185
Nuveen Premium Income Municipal Fund 2	74,159	1,136,118
Nuveen Premium Income Municipal Fund 4	100	1,393
Nuveen Premium Income Municipal Opportunity Fund	58,557	823,897
Nuveen Quality Income Municipal Fund	100	1,534
Nuveen Quality Municipal Fund, Inc.	68,832	1,026,973
Nuveen Quality Preferred Income Fund	100	811
Nuveen Quality Preferred Income Fund 2	100	845
Nuveen Quality Preferred Income Fund 3	100	842
Nuveen Select Maturities Municipal Fund	100	1,100
Nuveen Select Tax-Free Income Portfolio	100	1,497
Nuveen Select Tax-Free Income Portfolio 2	27,311	378,804
Nuveen Select Tax-Free Income Portfolio 3	100	1,462
Nuveen Senior Income Fund	100	701
Nuveen Short Duration Credit Opportunities Fund	100	1,832
Nuveen Tax-Advantaged Dividend Growth Fund	1,100	14,223
Nuveen Tax-Advantaged Floating Rate Fund	31,845	70,377
Nuveen Tax-Advantaged Total Return Strategy Fund	100	1,081
Nuveen Virginia Dividend Advantage Municipal Fund	4,497	68,130
Nuveen Virginia Dividend Advantage Municipal Fund 2	100	1,595
Nuveen Virginia Premium Income Municipal Fund	100	1,623
Pacholder High Yield Fund, Inc.	100	913
Petroleum & Resources Corporation (b)	63,166	1,603,153
PIMCO New York Municipal Income Fund	100	1,233
Pioneer Diversified High Income Trust	100	2,052
Pioneer Floating Rate Trust	100	1,290
Putnam High Income Securities Fund	1,243	9,981
Putnam Managed Municipal Income Trust	11,237	86,750
Putnam Master Intermediate Income Trust	58,184	294,993
Putnam Municipal Opportunities Trust	100	1,265

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.7% (Continued)	Shares	Value
Putnam Premier Income Trust	100	$547
Pyxis Credit Strategies Fund	254,575	1,598,731
RENN Global Entrepreneurs Fund, Inc. (a)	2,323	3,763
RMR Asia Pacific Real Estate Fund (a)	39,011	592,975
Royce Focus Trust, Inc.	59,028	419,099
Royce Micro-Cap Trust, Inc.	100,621	922,695
Royce Value Trust, Inc.	118,960	1,601,202
Salient MLP & Energy Infrastructure Fund	100	2,493
Singapore Fund, Inc. (The)	100	1,276
Source Capital, Inc.	3,758	190,493
Special Opportunities Fund, Inc.	3,425	52,231
Stone Harbor Emerging Markets Income Fund	100	2,411
Strategic Global Income Fund, Inc.	7,569	79,020
Swiss Helvetia Fund, Inc. (The)	35,957	381,144
Taiwan Fund, Inc. (The) (a)	900	13,779
TCW Strategic Income Fund, Inc.	100	487
Templeton Dragon Fund, Inc.	14,963	416,720
Templeton Emerging Markets Fund	2,956	58,972
Templeton Russia & East European Fund, Inc. (a)	10,670	167,092
Thai Capital Fund, Inc. (The)	1,772	16,692
Thai Fund, Inc. (The)	22,757	310,633
Tortoise North American Energy Corporation	100	2,539
Tortoise Power and Energy Infrastructure Fund, Inc.	100	2,577
Transamerica Income Shares, Inc.	100	2,188
Tri-Continental Corporation	99,195	1,494,869
Turkish Investment Fund, Inc. (The)	5,290	69,193
Virtus Total Return Fund	140,894	484,675
Wells Fargo Advantage Global Dividend Opportunity Fund	100	821
Wells Fargo Advantage Multi-Sector Income Fund	40,391	620,810
Wells Fargo Advantage Utilities and High Income Fund	100	1,181
Western Asset Emerging Markets Debt Fund, Inc.	100	1,966
Western Asset Emerging Markets Income Fund, Inc.	600	8,358
Western Asset Global Corporate Defined Opportunity Fund, Inc.	100	1,898
Western Asset Global High Income Fund, Inc.	100	1,309
Western Asset High Yield Defined Opportunity Fund, Inc.	100	1,900
Western Asset Income Fund	9,674	133,017
Western Asset Inflation Management Fund, Inc.	5,478	98,494
Western Asset Intermediate Muni Fund, Inc.	23,187	231,174
Western Asset Investment Grade Defined Opportunity	100	2,254
Western Asset Managed Municipals Fund, Inc.	100	1,400
Western Asset Mortgage Defined Opportunity Fund, Inc.	100	2,105
Western Asset Municipal Defined Opportunity Trust, Inc.	309	6,962
Western Asset Municipal High Income Fund, Inc.	100	809
Western Asset Municipal Partners Fund, Inc.	100	1,614
Western Asset Variable Rate Strategic Fund, Inc.	6,285	100,309
Western Asset Worldwide Income Fund, Inc.	13,105	185,174
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	80,039	1,033,303
Western Asset/Claymore Inflation-Linked Securities & Income Fund	53,933	695,736

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.7% (Continued)	Shares	Value
Zweig Fund, Inc.	293,642	$913,227
Zweig Total Return Fund, Inc. (The) (b)	376,374	1,211,924
Total Closed-End Funds (Cost $93,065,107)		$97,412,915

EXCHANGE-TRADED FUNDS - 0.0% (c)	Shares	Value
SPDR Morgan Stanley Technology ETF	12	$767
WisdomTree Earnings 500 Fund	35	1,613
Total Exchange-Traded Funds (Cost $2,126)		$2,380

EXCHANGE-TRADED NOTES - 0.3%	Shares	Value
VelocityShares Daily Inverse VIX Short-Term ETN (a) (Cost $3,144,782)	516,932	$4,404,261

OPEN-END FUNDS - 0.0% (c)	Shares	Value
Security Income Fund	100	$1,204
Shelton Greater China Fund (a)	150	963
Total Open-End Funds (Cost $1,959)		$2,167

RIGHTS - 0.0% (c)	Shares	Value
Pilgrim's Pride Corporation (a) (b) (d) (Cost $16,432)	146,646	$26,733

WARRANTS - 0.0% (c)	Shares	Value
Magnum Hunter Resources Corporation (a) (d) (Cost $0)	70	$–

CORPORATE BONDS - 0.0% (c)	Par Value	Value
Financials - 0.0%
GAMCO Investors, Inc., 0.00%, due 12/31/2015 (Cost $0)	$3,100	$2,037

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
UMB Money Market Fiduciary, 0.01% (e) (Cost $15,862,462)	15,862,462	$15,862,462

Total Investments at Value - 97.1% (Cost $1,485,721,080)		$1,664,135,757

Other Assets in Excess of Liabilities - 2.9%		49,231,579

Net Assets - 100.0%		$1,713,367,336

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Percentage rounds to less than 0.1%.
(d)	Securities fair valued under supervision of the Board of Trustees totaled $26,765 at January 31, 2012, representing 0.0% (c) of net assets (Note 1).
(e)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2012.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
January 31, 2012 (Unaudited)

COMMON STOCKS - 63.8%	Shares	Value
Consumer Discretionary - 10.3%
Auto Components - 0.2%
Amerigon, Inc.	55,000	$844,250
China Automotive Systems, Inc.	98,739	490,733
China XD Plastics Company Ltd.	44,507	212,744
Cooper Tire & Rubber Company	97,724	1,471,723
Delphi Automotive plc	1,800	48,294
Goodyear Tire & Rubber Company (The)	7,595	98,735
Quantum Fuel Systems Technologies Worldwide, Inc.	262,237	204,545
SORL Auto Parts, Inc.	3,837	11,089
Wonder Auto Technology, Inc.	17,927	17,927
		3,400,040
Automobiles - 0.5%
Kandi Technologies Corporation	95,558	326,808
Tesla Motors, Inc.	229,498	6,671,507
Winnebago Industries, Inc.	74,707	682,822
		7,681,137
Distributors - 0.0% (a)
China Metro-Rural Holdings Ltd.	100	100
Pool Corporation	65	2,212
Weyco Group, Inc.	121	3,056
		5,368
Diversified Consumer Services - 1.9%
Bridgepoint Education, Inc.	262,071	6,444,326
Carriage Services, Inc.	400	2,292
ChinaCast Education Corporation	246,622	1,516,725
Coinstar, Inc.	33,537	1,667,795
Collectors Universe, Inc.	125	1,925
Corinthian Colleges, Inc.	1,109,465	3,339,490
CPI Corporation	4,036	6,417
DeVry, Inc.	21	793
Education Management Corporation	236,671	6,042,211
H&R Block, Inc.	3,900	63,804
Hillenbrand, Inc.	259	6,074
ITT Educational Services, Inc.	40,268	2,652,453
K12, Inc.	12,700	284,353
Regis Corporation	210,681	3,611,072
School Specialty, Inc.	62,671	201,801
Sotheby's	33,740	1,131,302
Stewart Enterprises, Inc. - Class A	490,800	3,018,420
Strayer Education, Inc.	24,140	2,626,432
		32,617,685
Hotels, Restaurants & Leisure - 0.6%
Asia Entertainment & Resources Ltd.	15,783	86,649
BJ's Restaurants, Inc.	42,140	2,108,264
Cheesecake Factory, Inc. (The)	100	2,958
Denny's Corporation	108,542	465,645
Dunkin' Brands Group, Inc.	4,300	118,895
International Speedway Corporation - Class A	58	1,496
Morgans Hotel Group Company	90,541	510,651
Multimedia Games Holding Company, Inc.	691	5,217
O'Charley's, Inc.	157,842	1,024,394

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Hotels, Restaurants & Leisure - 0.6% (Continued)
P.F. Chang's China Bistro, Inc.	39,637	$1,290,581
Peet's Coffee & Tea, Inc.	44,720	2,719,870
PokerTek, Inc.	520	333
Red Lion Hotels Corporation	200	1,464
Red Robin Gourmet Burgers, Inc.	4,715	144,798
Ruth's Hospitality Group, Inc.	293,967	1,819,656
Shuffle Master, Inc.	4	51
Speedway Motorsports, Inc.	642	10,291
Star Buffet, Inc.	600	120
Texas Roadhouse, Inc.	500	7,580
Town Sports International Holdings, Inc.	100	887
Universal Travel Group (b)	238,516	472,262
		10,792,062
Household Durables - 1.3%
American Greetings Corporation - Class A	83,633	1,201,806
Beazer Homes USA, Inc.	327	997
Cavco Industries, Inc.	518	23,579
Comstock Homebuilding Companies, Inc. - Class A	34,133	50,517
Deer Consumer Products, Inc.	125,249	593,680
Ethan Allen Interiors, Inc.	54,639	1,289,480
Flexsteel Industries, Inc.	100	1,419
Furniture Brands International, Inc.	1,958	3,309
Garmin Ltd.	3,006	125,350
Harman International Industries, Inc.	32,143	1,356,435
Hooker Furniture Corporation	224	2,699
Hovnanian Enterprises, Inc. - Class A	1,581,858	3,828,096
iRobot Corporation	29,384	970,847
KB Home	113,619	1,024,843
Leggett & Platt, Inc.	200	4,292
Lennar Corporation - Class A	2,300	49,427
Location Based Technologies, Inc.	100,364	26,095
M/I Homes, Inc.	3,202	36,343
Mad Catz Interactive, Inc.	519,541	337,702
MDC Holdings, Inc.	219	4,341
Sealy Corporation	297,981	432,072
Skullcandy, Inc.	101,804	1,369,264
SodaStream International Ltd.	43,619	1,665,810
Standard Pacific Corporation	1,038,218	3,779,114
Universal Electronics, Inc.	11,411	211,104
ZAGG, Inc.	458,177	4,572,606
		22,961,227
Internet & Catalog Retail - 0.8%
Blue Nile, Inc.	105,671	4,263,825
E-Commerce China Dangdang, Inc. - ADR	98,385	723,130
Gaiam, Inc. - Class A	519	1,858
Groupon, Inc.	136,959	2,792,594
HomeAway, Inc.	18,857	509,893
MakeMyTrip Ltd.	56,948	1,339,986
NutriSystem, Inc.	31,542	375,350
Overstock.com, Inc.	51,307	346,835
PetMed Express, Inc.	270,033	3,367,312

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Internet & Catalog Retail - 0.8% (Continued)
Shutterfly, Inc.	9,300	$220,596
Vitacost.com, Inc.	7,231	47,725
		13,989,104
Leisure Equipment & Products - 0.3%
Callaway Golf Company	449,345	3,010,611
Eastman Kodak Company	1,596,373	576,291
JAKKS Pacific, Inc.	110,150	1,683,092
Johnson Outdoors, Inc. - Class A	77	1,310
Nautilus, Inc.	1,102	2,667
Polaris Industries, Inc.	200	12,880
Sturm Ruger & Company, Inc.	6,450	255,742
Summer Infant, Inc.	7	38
		5,542,631
Media - 1.0%
A.H. Belo Corporation	65	386
Atrinsic, Inc.	87,591	6,394
Carmike Cinemas, Inc.	5,843	41,602
China MediaExpress Holdings, Inc.	146,250	35,100
China Yida Holding Company	5,003	10,006
Clear Channel Outdoor Holdings, Inc.	18,821	227,734
Cumulus Media, Inc. - Class A	227,349	800,269
Dial Global, Inc.	1,286	4,231
DreamWorks Animation SKG, Inc. - Class A	33,431	593,400
Entercom Communications Corporation - Class A	99,534	768,402
Harte-Hanks, Inc.	600	5,790
Journal Communications, Inc.	18,591	95,558
Lee Enterprises, Inc.	130,573	173,662
Lions Gate Entertainment Corporation	133,470	1,345,378
Live Nation, Inc.	44,945	462,035
LodgeNet Interactive Corporation	28,565	102,834
McClatchy Company (The) - Class A	965,621	2,269,209
Media General, Inc. - Class A	215,298	865,498
Meredith Corporation	68,609	2,160,497
Pandora Media, Inc.	313,475	4,134,735
Radio One, Inc. - Class D	4,231	4,316
ReachLocal, Inc.	817	6,438
Scholastic Corporation	11,066	326,558
SearchMedia Holdings Ltd.	1,000	1,200
SPAR Group, Inc.	500	590
SuperMedia, Inc.	75,427	217,230
Valassis Communications, Inc.	15,604	354,991
Viacom, Inc. - Class A	2,004	105,751
World Wrestling Entertainment, Inc. - Class A	115,415	1,095,288
		16,215,082
Multiline Retail - 0.6%
Big Lots, Inc.	865	34,159
Dillard's, Inc. - Class A	845	37,391
Fred's, Inc. - Class A	177,640	2,620,190
Saks, Inc.	73,046	728,999
Sears Holdings Corporation	143,498	6,048,441

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Multiline Retail - 0.6% (Continued)
Tuesday Morning Corporation	85,310	$290,054
		9,759,234
Specialty Retail - 2.3%
Aéropostale, Inc.	35,150	575,406
American Eagle Outfitters, Inc.	268,306	3,780,432
ANN, Inc.	21,150	513,099
AutoChina International Ltd.	156	3,783
AutoNation, Inc.	1,100	39,336
Barnes & Noble, Inc.	94,894	1,145,371
Books-A-Million, Inc.	8,900	21,627
Brown Shoe Company, Inc.	273,803	2,587,438
Buckle, Inc. (The)	17,629	769,153
Cabela's, Inc. - Class A	356	9,285
Cache, Inc.	167	1,087
Casual Male Retail Group, Inc.	2,281	7,208
Charming Shoppes, Inc.	212,833	1,055,652
Children's Place Retail Stores, Inc. (The)	11,300	563,757
China Auto Logistics, Inc.	2,600	2,704
Citi Trends, Inc.	12,889	116,259
Collective Brands, Inc.	73,860	1,230,508
Conn's, Inc.	127,357	1,477,341
Cost Plus, Inc.	42,009	569,222
Finish Line, Inc. (The)	32,009	676,990
Hastings Entertainment, Inc.	700	1,134
hhgregg, Inc.	255,735	2,603,382
Hibbett Sports, Inc.	47,118	2,258,366
Jos. A. Bank Clothiers, Inc.	45,608	2,177,782
Lithia Motors, Inc.	4,796	106,519
Lumber Liquidators Holdings, Inc.	72,939	1,557,977
MarineMax, Inc.	87,899	722,530
Men's Wearhouse, Inc. (The)	893	30,800
Monro Muffler Brake, Inc.	37,179	1,559,287
OfficeMax, Inc.	134,258	742,447
Orchard Supply Hardware Stores Corporation - Class A	5,911	106,575
Pacific Sunwear of California, Inc.	518	932
Penske Automotive Group, Inc.	1,897	42,455
Pep Boys - Manny Moe & Jack (The)	300	4,500
rue21, inc.	104,714	2,535,126
Select Comfort Corporation	32,172	806,874
Stage Stores, Inc.	131,317	2,019,655
Syms Corp	160	1,616
Talbots, Inc. (The)	1,521,171	4,928,594
Teavana Holdings, Inc.	71,691	1,360,695
Vitamin Shoppe, Inc.	6,629	283,323
Wet Seal, Inc. (The)	101,100	353,850
Williams-Sonoma, Inc.	600	21,516
Zale Corporation	100	285
Zumiez, Inc.	5,213	148,883
		39,520,761
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc.	308,585	231,130

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Textiles, Apparel & Luxury Goods - 0.8% (Continued)
Cherokee, Inc.	3,656	$39,375
Columbia Sportswear Company	22,499	1,031,579
CROCS, Inc.	67,413	1,282,195
Delta Apparel, Inc.	211	3,228
DGSE Companies, Inc.	1,145	8,278
G-III Apparel Group Ltd.	53,271	1,216,177
Hanesbrands, Inc.	346	8,512
Heelys, Inc.	200	364
Iconix Brand Group, Inc.	52,472	966,009
Joe's Jeans, Inc.	100	69
Jones Group, Inc. (The)	265,984	2,428,434
Kingold Jewelry, Inc.	649	1,045
K-Swiss, Inc. - Class A	2,983	10,083
Liz Claiborne, Inc.	131,869	1,226,382
R.G. Barry Corporation	24	294
Skechers U.S.A., Inc. - Class A	5,629	68,449
Steven Madden Ltd.	91,994	3,784,633
Under Armour, Inc. - Class A	300	23,886
Vera Bradley, Inc.	44,165	1,581,990
		13,912,112
Consumer Staples - 2.3%
Beverages - 0.2%
Boston Beer Company, Inc. - Class A	2,624	262,531
Central European Distribution Corporation	657,012	2,693,749
China New Borun Corporation	157,183	708,896
Heckmann Corporation	127	649
MGP Ingredients, Inc.	56	334
		3,666,159
Food & Staples Retailing - 0.1%
Arden Group, Inc. - Class A	39	3,510
Fresh Market (The), Inc.	11,166	480,808
Great Atlantic & Pacific Tea Company, Inc. (The)	845,066	67,521
Ingles Markets, Inc. - Class A	87	1,516
Pizza Inn Holdings, Inc.	188	1,032
PriceSmart, Inc.	3,100	206,615
Spartan Stores, Inc.	45,563	853,851
SUPERVALU, Inc.	267	1,845
United Natural Foods, Inc.	20,851	918,486
Village Super Market, Inc. - Class A	25	794
Weis Markets, Inc.	1,328	56,134
		2,592,112
Food Products - 1.2%
AgFeed Industries, Inc. (b)	178,425	33,990
B&G Foods, Inc.	5,386	122,047
Calavo Growers, Inc.	71,925	1,956,360
Cal-Maine Foods, Inc.	77,671	2,948,391
China Marine Food Group Ltd.	61,176	85,035
Chiquita Brands International, Inc.	28,477	250,313
Coffee Holding Company, Inc.	78,697	659,874
Cosan Ltd.	2,862	36,748
Dean Foods Company	54	581

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Consumer Staples - 2.3% (Continued)
Food Products - 1.2% (Continued)
Diamond Foods, Inc.	76,921	$2,795,309
Dole Food Company, Inc.	248,891	2,389,354
Farmer Brothers Company	1,300	12,974
Feihe International, Inc.	235,242	670,440
Imperial Sugar Company	1,900	6,479
John B. Sanfilippo & Son, Inc.	56	553
Lancaster Colony Corporation	21,291	1,479,511
Le Gaga Holdings Ltd.	1,599	6,396
Lifeway Foods, Inc.	11,040	102,893
Limoneira Company	168	3,021
McCormick & Company, Inc.	1,100	55,594
Sanderson Farms, Inc.	9,191	468,189
Seneca Foods Corporation - Class A	30	868
SkyPeople Fruit Juice, Inc.	14,391	24,752
TreeHouse Foods, Inc.	30,355	1,716,272
Yuhe International, Inc.	109,183	113,550
Zhongpin, Inc.	423,675	4,812,948
		20,752,442
Household Products - 0.0% (a)
Central Garden & Pet Company	10,754	93,990
Spectrum Brands Holdings, Inc.	1,989	57,582
		151,572
Personal Products - 0.4%
China Sky One Medical, Inc.	197,454	286,308
China-Biotics, Inc.	591,624	952,515
Elizabeth Arden, Inc.	7,797	280,458
Medifast, Inc.	85,699	1,412,320
Nature's Sunshine Products, Inc.	3,506	52,239
Neptune Technologies & Bioresources, Inc.	16,101	41,380
Synutra International, Inc.	104,285	580,867
USANA Health Sciences, Inc.	80,009	2,782,713
		6,388,800
Tobacco - 0.4%
Alliance One International, Inc.	422,639	1,229,879
Star Scientific, Inc.	1,450,396	4,380,196
Universal Corporation	11,300	507,144
		6,117,219
Energy - 4.8%
Energy Equipment & Services - 0.4%
Dawson Geophysical Company	4,441	158,055
Diamond Offshore Drilling, Inc.	11,700	728,910
Dril-Quip, Inc.	12,678	836,368
ENGlobal Corporation	100	210
Exterran Holdings, Inc.	114	1,058
Geokinetics, Inc.	1,764	4,145
Gulf Island Fabrication, Inc.	55	1,669
Hornbeck Offshore Services, Inc.	102,953	3,365,534
Key Energy Services, Inc.	1,884	27,280
Lufkin Industries, Inc.	134	10,080
Natural Gas Services Group, Inc.	18,320	252,633
PHI, Inc.	3,963	104,465

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Energy - 4.8% (Continued)
Energy Equipment & Services - 0.4% (Continued)
Recon Technology Ltd.	200	$96
Seadrill Ltd.	8,874	329,225
SulphCo, Inc.	486,090	729
Superior Energy Services, Inc.	34,606	986,617
Tidewater, Inc.	657	35,379
Willbros Group, Inc.	73,207	311,862
		7,154,315
Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corporation	904,032	3,390,120
Amyris, Inc.	248,358	2,227,771
Apco Oil and Gas International, Inc.	6,303	486,844
Approach Resources, Inc.	100	3,513
ATP Oil & Gas Corporation	688,458	4,846,744
Berry Petroleum Company - Class A	188	8,462
Bill Barrett Corporation	5,546	153,181
BioFuel Energy Corporation	353,375	215,523
Blue Dolphin Energy Company	40,579	212,228
BMB Munai, Inc.	148	24
BP Prudhoe Bay Royalty Trust	108	12,420
BPZ Resources, Inc.	2,164,484	7,056,218
Buckeye Partners, L.P.	152	9,468
CAMAC Energy, Inc.	159,967	147,666
Cano Petroleum, Inc.	65,197	5,737
Capital Product Partners, L.P.	141	1,107
Carrizo Oil & Gas, Inc.	24,300	590,247
Cheniere Energy, Inc.	80,800	1,033,432
China Integrated Energy, Inc.	491,150	388,008
China North East Petroleum Holdings Ltd.	214,605	504,322
Clayton Williams Energy, Inc.	989	80,495
Clean Energy Fuels Corporation	356,045	5,326,433
Constellation Energy Partners, LLC	1,600	3,616
Contango Oil & Gas Company	5,660	352,505
Crimson Exploration, Inc.	340	1,003
Cross Timbers Royalty Trust	87	4,052
Cubic Energy, Inc.	1,400	784
DCP Midstream Partners, L.P.	4,300	209,367
DHT Holdings, Inc.	70,867	75,119
ECA Marcellus Trust I	8,000	181,600
El Paso Pipeline Partners, L.P.	100	3,513
Enbridge Energy Management, LLC	15,046	508,404
Enbridge Energy Partners, L.P.	1,700	55,063
Endeavour International Corporation	157,344	1,664,700
Energy Transfer Equity, L.P.	2,480	106,020
Enterprise Products Partners, L.P.	101	4,878
Evolution Petroleum Corporation	9,730	87,181
Forest Oil Corporation	2,100	27,300
Frontline Ltd.	110	553
FX Energy, Inc.	8,265	45,623
General Maritime Corporation	30,008	570
GeoGlobal Resources, Inc.	299,560	80,881
Gevo, Inc.	5,822	50,535

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Energy - 4.8% (Continued)
Oil, Gas & Consumable Fuels - 4.4% (Continued)
GMX Resources, Inc.	111,983	$98,545
Green Plains Renewable Energy, Inc.	124	1,407
GreenHunter Energy, Inc.	2,800	3,248
Harvest Natural Resources, Inc.	422,012	2,903,443
Houston American Energy Corporation	170,319	2,103,440
InterOil Corporation	3,532	236,997
Isramco, Inc.	1,113	89,040
Kinder Morgan Management, LLC	11,134	856,772
Kinder Morgan, Inc.	87,678	2,846,905
KiOR, Inc. - Class A	54,057	666,523
Knightsbridge Tankers Ltd.	124,400	1,875,952
L & L Energy, Inc.	390,094	1,123,471
Longwei Petroleum Investment Holding Ltd.	44,432	66,204
Lucas Energy, Inc.	265,271	628,692
Magnum Hunter Resources Corporation	57,121	336,443
MarkWest Energy Partners, L.P.	300	17,388
Miller Energy Resources, Inc.	495,211	2,000,652
MV Oil Trust	11,526	476,139
Natural Resource Partners, L.P.	1,900	53,162
New Concept Energy, Inc.	11,200	25,536
NGL Energy Partners, L.P.	400	9,104
Niska Gas Storage Partners, LLC	14,198	145,955
Nordic American Tankers Ltd.	103,107	1,429,063
Northern Oil & Gas, Inc.	58,494	1,462,350
NuStar GP Holdings, LLC	200	6,730
Oiltanking Partners, L.P.	100	2,906
ONEOK Partners, L.P.	1,723	96,695
Overseas Shipholding Group, Inc.	471,501	5,992,778
Pacific Ethanol, Inc.	19,200	19,968
Panhandle Oil & Gas, Inc.	100	2,874
Petroleum Development Corporation	9,374	291,813
PetroQuest Energy, Inc.	82,324	528,520
Provident Energy Ltd.	300	3,363
Puda Coal, Inc.	61,600	18,480
Pyramid Oil Company	40,146	157,774
Resolute Energy Corporation	48,106	541,192
Royale Energy, Inc.	207,853	966,516
SandRidge Energy, Inc.	22,925	178,356
Scorpio Tankers, Inc.	2,282	13,167
SemGroup Corporation - Class A	36,572	968,061
Ship Finance International Ltd.	57,262	643,052
Sino Clean Energy, Inc.	91,171	115,787
Southern Union Company	14,200	615,854
Swift Energy Company	13,600	450,840
Targa Resources Partners, L.P.	3,100	121,737
Teekay LNG Partners, L.P.	3,746	138,040
Teekay Offshore Partners, L.P.	7,755	225,050
Teekay Tankers Ltd. - Class A	231,712	1,040,387
Tri-Valley Corporation	568,872	125,152
Uranerz Energy Corporation	487,742	1,472,981
Uranium Energy Corporation	1,026,284	3,694,622

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Energy - 4.8% (Continued)
Oil, Gas & Consumable Fuels - 4.4% (Continued)
Uranium Resources, Inc.	106,771	$85,524
USEC, Inc.	134,148	256,223
VAALCO Energy, Inc.	14,508	90,240
Vanguard Natural Resources, LLC	17,713	491,890
Verenium Corporation	81,317	217,930
VOC Energy Trust	2,800	59,360
Whiting USA Trust I	129,026	2,448,913
Williams Partners, L.P.	200	12,478
World Fuel Services Corporation	77,526	3,518,130
Zion Oil & Gas, Inc.	279,762	651,845
		75,884,889
Financials - 10.9%
Capital Markets - 1.4%
AllianceBernstein Holding, L.P.	14,092	214,480
Arlington Asset Investment Corporation - Class A	6,976	156,262
BlackRock Kelso Capital Corporation	2,284	20,716
Blackstone Group, L.P. (The)	7,100	112,251
CIFC Corporation	600	3,372
Cohen & Steers, Inc.	31,015	1,047,377
Cowen Group, Inc.	5,328	14,386
Deutsche Bank AG	1,797	76,714
Duff & Phelps Corporation	124,066	1,901,932
Eaton Vance Corporation	300	7,707
Edelman Financial Group, Inc.	179	1,278
FBR & Co.	776	1,699
Federated Investors, Inc. - Class B	11,596	198,060
Fidus Investment Corporation	8,874	121,308
Fifth Street Finance Corporation	24,314	236,818
Financial Engines, Inc.	169,671	4,063,620
FXCM, Inc.	135,316	1,423,524
Greenhill & Company, Inc.	28,846	1,343,070
Hercules Technology Growth Capital, Inc.	24,943	237,707
Invesco Ltd.	7,026	158,577
Investment Technology Group, Inc.	49,843	565,220
Investors Capital Holdings Ltd.	600	2,364
Janus Capital Group, Inc.	82,933	652,683
Knight Capital Group, Inc.	8,349	108,454
Main Street Capital Corporation	33,747	746,821
MCG Capital Corporation	155,917	729,692
Medley Capital Corporation	784	8,726
MF Global Holdings Ltd.	489,733	36,240
MVC Capital, Inc.	3,093	38,786
Oppenheimer Holdings, Inc.	2,051	35,769
Penson Worldwide, Inc.	246,340	357,193
Piper Jaffray Companies, Inc.	59,118	1,315,375
Prospect Capital Corporation	532,601	5,496,442
Pzena Investment Management, Inc. - Class A	1,392	6,417
Safeguard Scientifics, Inc.	147,891	2,351,467
Solar Capital Ltd.	36,841	841,817
TICC Capital Corporation	28	262
Tortoise Capital Resources Corporation	48	416

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Financials - 10.9% (Continued)
Capital Markets - 1.4% (Continued)
Triangle Capital Corporation	723	$14,084
U.S. Global Investors, Inc.	271	1,908
UBS AG - ADR	1,000	13,590
Westwood Holdings Group, Inc.	255	10,174
WisdomTree Investments, Inc.	13,926	79,796
		24,754,554
Commercial Banks - 4.5%
Alliance Financial Corporation	495	15,414
Ameris Bancorp	96,095	1,030,138
Ames National Corporation	95	1,882
Arrow Financial Corporation	38,526	1,011,308
BancFirst Corporation	2,719	109,195
BancorpSouth, Inc.	4,700	52,781
BancTrust Financial Group, Inc.	5,150	6,592
Bank of the Ozarks, Inc.	111,458	3,119,709
BBCN Bancorp, Inc.	116,091	1,174,841
Boston Private Financial Holdings, Inc.	44,236	364,505
Bridge Bancorp, Inc.	513	9,886
Bridge Capital Holdings	1,177	12,735
Britton & Koontz Capital Corporation	50	433
Capital City Bank Group, Inc.	51,306	448,928
Capitol Bancorp Ltd.	40,199	4,422
Cascade Bancorp	25,756	136,764
Center Bancorporation, Inc.	5,260	50,233
CenterState Banks, Inc.	117	825
Central Pacific Financial Corporation	953	12,989
Chemical Financial Corporation	11,621	262,983
Citizens Holding Company	1,201	22,218
Citizens Republic Bancorp, Inc.	10	128
City Bank	13,668	2,529
City Holding Company	98,085	3,485,941
CoBiz Financial, Inc.	102,876	615,198
Columbia Banking Systems, Inc.	5,031	105,651
Community Bank System, Inc.	93,004	2,544,589
Community Trust Bancorp, Inc.	807	24,864
Dearborn Bancorp, Inc.	136	49
First BanCorp (North Carolina)	2,412	28,076
First BanCorp (Puerto Rico)	218,502	808,457
First Bancorp, Inc.	315	5,037
First Busey Corporation	357,586	1,791,506
First Community Bancshares, Inc.	217	2,769
First Financial Bancorporation	10,846	188,503
First Financial Bankshares, Inc.	127,087	4,331,125
First Horizon National Corporation	8	70
First Niagara Financial Group, Inc.	186,286	1,782,757
First of Long Island Corporation (The)	111	2,951
First Republic Bank	5,418	162,432
FirstMerit Corporation	78,108	1,225,515
FNB Corporation	80,809	947,081
Frontier Financial Corporation	10,459	209
German American Bancorp, Inc.	200	4,024

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Financials - 10.9% (Continued)
Commercial Banks - 4.5% (Continued)
Great Southern Bancorp, Inc.	35,142	$853,951
Green Bankshares, Inc.	81,194	103,116
Hampton Roads Bankshares, Inc.	41,139	122,183
Heartland Financial USA, Inc.	368	6,072
Heritage Financial Corporation	36,225	508,237
IBERIABANK Corporation	81,808	4,276,922
Independent Bank Corporation (Massachusetts)	123,573	3,427,915
Independent Bank Corporation (Michigan)	110,760	188,292
Lakeland Bancorp, Inc.	64,773	645,787
Macatawa Bank Corporation	74,947	197,111
MainSource Financial Group, Inc.	791	7,427
MB Financial, Inc.	44,546	808,510
Mercantile Bancorp, Inc.	900	225
Mercantile Bank Corporation	18,908	215,740
Merchants Bancshares, Inc.	4	114
National Bankshares, Inc.	17,898	511,346
NBT Bancorp, Inc.	6,631	149,198
Old National Bancorp	190,569	2,242,997
Old Second Bancorp, Inc.	45,303	55,270
Oriental Financial Group, Inc.	116,504	1,332,806
PAB Bankshares, Inc.	4,809	7
Pacific Mercantile Bancorp	1,019	3,770
Park National Corporation	53,404	3,697,159
Patriot National Bancorp	994	1,839
Pinnacle Financial Partners, Inc.	130,269	2,193,730
PremierWest Bancorp, Inc.	15,074	14,773
Princeton National Bancorp, Inc.	600	870
Prosperity Bancshares, Inc.	38,402	1,594,067
Renasant Corporation	108,580	1,713,392
S&T Bancorp, Inc.	114,514	2,486,099
S.Y. Bancorp, Inc.	42,916	941,148
Salisbury Bancorp, Inc.	300	7,110
Sandy Spring Bancorp, Inc.	228	4,163
SCBT Financial Corporation	17,632	545,358
Seacoast Banking Corporation of Florida	1,452	2,396
Security Bank Corporation	32,973	–
Sierra Bancorp	99	904
Simmons First National Corporation - Class A	28,070	773,328
Southern Connecticut Bancorp, Inc.	200	380
Southside Bancshares, Inc.	18,808	402,491
State Bank Financial Corporation	169	2,702
StellarOne Corporation	1,100	13,508
Sterling Bancorp	54,505	520,523
Suffolk Bancorp	4,352	52,920
Superior Bancorp	400	8
Susquehanna Bancshares, Inc.	45,162	412,781
Taylor Capital Group, Inc.	33,532	414,791
TCF Financial Corporation	3,984	39,999
Texas Capital Bancshares, Inc.	218,954	6,945,221
Tompkins Financial Corporation	42,631	1,723,998
TowneBank	162,399	2,143,667

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Financials - 10.9% (Continued)
Commercial Banks - 4.5% (Continued)
TriCo Bancshares	39,026	$583,048
Trustmark Corporation	43,457	1,024,281
Umpqua Holdings Corporation	55,721	678,125
United Bankshares, Inc.	19,300	538,663
United Security Bancshares	3,091	7,448
United Security Bancshares, Inc.	18	108
Univest Corporation of Pennsylvania	697	10,330
Valley National Bancorp	83,928	1,000,422
Washington Banking Company	220	2,913
Washington Trust Bancorp, Inc.	2,547	62,885
Wells Fargo & Company	1,500	43,815
West Bancorporation, Inc.	300	2,916
Westamerica Bancorporation	34,746	1,613,952
Wintrust Financial Corporation	107,538	3,296,040
Zions Bancorporation	100	1,684
		77,081,193
Consumer Finance - 0.1%
CompuCredit Holdings Corporation	77,080	311,788
First Marblehead Corporation (The)	200	252
Green Dot Corporation - Class A	17,108	485,525
		797,565
Diversified Financial Services - 0.3%
Bank of America Corporation	15,100	107,663
Citigroup, Inc.	3,980	122,266
Life Partners Holdings, Inc.	382,658	1,771,706
MSCI, Inc.	10,200	332,316
NewStar Financial, Inc.	11,437	111,168
PHH Corporation	278,435	3,227,062
Primus Guaranty Ltd.	1,849	10,169
Sprott Resource Lending Corporation	355	532
		5,682,882
Insurance - 1.8%
Ambac Financial Group, Inc.	89,956	6,477
American Equity Investment Life Holding Company	167,615	1,932,601
AMERISAFE, Inc.	5,820	143,056
Arthur J. Gallagher & Company	2,399	79,983
Aspen Insurance Holdings Ltd.	43,550	1,156,688
Axis Capital Holdings Ltd.	16,005	492,634
Citizens, Inc.	7,718	79,573
Crawford & Company - Class B	3,424	19,448
eHealth, Inc.	202,588	3,277,874
EMC Insurance Group, Inc.	51	1,151
Endurance Specialty Holdings Ltd.	6,324	236,518
Enstar Group, Inc. (The)	376	37,423
Flagstone Reinsurance Holdings, S.A.	32,813	286,457
Gerova Financial Group Ltd. (b)	9,506	95
Greenlight Capital Re Ltd. - Class A	16,473	422,862
Harleysville Group, Inc.	9,644	545,079
Hilltop Holdings, Inc.	4,708	40,630
Kemper Corporation	47,297	1,408,032
Lincoln National Corporation	1,400	30,156

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Financials - 10.9% (Continued)
Insurance - 1.8% (Continued)
MBIA, Inc.	695,004	$8,562,449
MetLife, Inc.	400	14,132
Montpelier Re Holdings Ltd.	136,283	2,367,236
National Financial Partners Corporation	144,713	2,228,580
National Interstate Corporation	161	4,204
Navigators Group, Inc. (The)	18,665	891,814
Old Republic International Corporation	20,283	200,396
Phoenix Companies, Inc. (The)	204,363	420,988
RLI Corporation	38,264	2,728,988
SeaBright Insurance Holdings, Inc.	215	1,724
StanCorp Financial Group, Inc.	685	26,482
State Auto Financial Corporation	47	588
Stewart Information Services Corporation	117,955	1,610,086
Tower Group, Inc.	68,350	1,475,676
Willis Group Holdings plc	2,569	99,857
		30,829,937
Real Estate Investment Trusts (REIT) - 1.4%
Acadia Realty Trust	8,735	183,610
Agree Realty Corporation	77,836	1,942,787
American Capital Mortgage Investment Corporation	75	1,468
ARMOUR Residential REIT, Inc.	144,851	1,044,376
Ashford Hospitality Trust, Inc.	28,559	257,317
Brandywine Realty Trust	6,145	65,383
BRE Properties, Inc.	152	7,877
Camden Property Trust	100	6,450
Campus Crest Communities, Inc.	55,139	589,436
Capital Trust, Inc. - Class A	24,468	65,330
CapLease, Inc.	49,121	204,343
Chimera Investment Corporation	200	608
Colony Financial, Inc.	99,843	1,693,337
Cousins Properties, Inc.	291	2,145
CubeSmart	54,200	616,796
CYS Investments, Inc.	138,727	1,872,814
DCT Industrial Trust, Inc.	6,399	35,322
DuPont Fabros Technology, Inc.	39,329	1,002,889
Dynex Capital, Inc.	59,959	555,220
Eastgroup Properties, Inc.	2,968	140,980
Entertainment Properties Trust	21,533	957,573
Equity One, Inc.	21,067	397,113
Getty Realty Corporation	15,736	263,735
Hatteras Financial Corporation	1,400	38,864
Healthcare Realty Trust, Inc.	1,000	21,070
Highwoods Properties, Inc.	5,026	166,310
Hospitality Properties Trust	190	4,604
Hudson Pacific Properties, Inc.	282	4,334
Invesco Mortgage Capital, Inc.	8,481	132,982
Investors Real Estate Trust	235,104	1,744,472
iStar Financial, Inc.	407,298	2,842,940
LaSalle Hotel Properties	7,500	202,875
Liberty Property Trust	15,551	517,693
MPG Office Trust, Inc.	11,716	29,876

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Financials - 10.9% (Continued)
Real Estate Investment Trusts (REIT) - 1.4% (Continued)
National Retail Properties, Inc.	2,035	$54,965
NorthStar Realty Finance Corporation	162,027	806,894
Omega Healthcare Investors, Inc.	1,679	34,990
Parkway Properties, Inc.	154,514	1,494,150
Pennsylvania Real Estate Investment Trust	18,513	227,340
PennyMac Mortgage Investment Trust	56,194	995,196
RAIT Financial Trust	234,065	1,317,786
Ramco-Gershenson Properties Trust	17,743	205,287
Regency Centers Corporation	500	20,660
RLJ Lodging Trust	42,988	766,906
Transcontinental Realty Investors, Inc.	67	156
Two Harbors Investment Corporation	57,335	569,337
Washington Real Estate Investment Trust	100	2,980
		24,109,576
Real Estate Management & Development - 0.2%
Avatar Holdings, Inc.	216	2,110
China Housing & Land Development, Inc.	171,004	213,755
Consolidated-Tomoka Land Company	429	12,269
Forest City Enterprises, Inc.	523	6,867
Gazit-Globe Ltd.	5,060	50,448
Maui Land & Pineapple Company, Inc.	800	3,256
Mays (J.W.), Inc.	113	1,752
St. Joe Company (The)	203,411	3,248,474
		3,538,931
Thrifts & Mortgage Finance - 1.2%
Anchor BanCorp Wisconsin, Inc.	35,400	10,974
Apollo Residential Mortgage, Inc.	13,827	235,474
Bank Mutual Corporation	1,343	5,385
BankAtlantic Bancorp, Inc. - Class A	113,124	356,341
Berkshire Hills Bancorporation, Inc.	62,760	1,419,631
BofI Holding, Inc.	41,583	694,852
Brookline Bancorp, Inc.	158,122	1,465,791
Capitol Federal Financial, Inc.	36	416
Clifton Savings Bancorp, Inc.	82	840
Dime Community Bancshares, Inc.	362	4,988
ESSA Bancorp, Inc.	7	71
First Federal Bancshares of Arkansas, Inc.	4,628	25,500
First Financial Holdings, Inc.	124	1,204
FirstFed Financial Corporation	23,697	71
Freddie Mac	94,749	21,328
Home Federal Bancorp, Inc.	10	103
Impac Mortgage Holdings, Inc.	148	377
MGIC Investment Corporation	1,931,587	7,320,715
NASB Financial, Inc.	4,380	51,377
OceanFirst Financial Corporation	57	772
People's United Financial, Inc.	8,939	110,218
PMI Group, Inc. (The)	7	-
Provident Financial Services, Inc.	204,117	2,824,979
Provident New York Bancorp	4,160	34,362
Radian Group, Inc.	1,999,259	5,497,962
Rockville Financial, Inc.	4,401	47,883

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Financials - 10.9% (Continued)
Thrifts & Mortgage Finance - 1.2% (Continued)
Roma Financial Corporation	100	$1,032
Territorial Bancorp, Inc.	55	1,137
Tree.com, Inc.	186	1,092
Triad Guaranty, Inc.	9,250	981
TrustCo Bank Corporation	54	302
Westfield Financial, Inc.	295	2,357
		20,138,515
Health Care - 8.7%
Biotechnology - 4.4%
Aastrom Biosciences, Inc.	331,449	656,269
Accentia Biopharmaceuticals, Inc.	1,600	688
Achillion Pharmaceuticals, Inc.	164,537	1,824,715
ADVENTRX Pharmaceuticals, Inc.	631,805	434,998
AEterna Zentaris, Inc.	3,322	5,681
Affymax, Inc.	159,121	1,271,377
Agenus, Inc.	208	578
AMAG Pharmaceuticals, Inc.	5,599	91,936
Amicus Therapeutics, Inc.	7	45
Amylin Pharmaceuticals, Inc.	942	13,405
ARCA biopharma, Inc.	5,719	5,690
Ardea Biosciences, Inc.	12,109	220,263
Ariad Pharmaceuticals, Inc.	52,075	768,106
AspenBio Pharma, Inc.	226	184
BioCryst Pharmaceuticals, Inc.	192,316	671,183
BioMimetic Therapeutics, Inc.	673	1,326
BioSante Pharmaceuticals, Inc.	957,265	624,041
BioSpecifics Technologies Corporation	184	3,500
BioTime, Inc.	235,142	1,359,121
Cardium Therapeutics, Inc.	70,963	25,703
Cell Therapeutics, Inc.	1,291,963	1,421,159
CEL-SCI Corporation	547,321	185,542
Celsion Corporation	184,113	386,637
Cepheid	9,724	428,439
Chelsea Therapeutics International Ltd.	474,886	2,136,987
China Biologic Products, Inc.	61,235	581,120
Cleveland BioLabs, Inc.	319,924	1,004,561
Clovis Oncology, Inc.	1,600	30,384
Cubist Pharmaceuticals, Inc.	38,619	1,576,428
Curis, Inc.	50,353	249,247
Cyclacel Pharmaceuticals, Inc.	94,507	51,081
Cytori Therapeutics, Inc.	904,282	3,101,687
CytRx Corporation	14,079	4,222
DARA BioSciences, Inc.	70,543	94,528
Dendreon Corporation	694,062	9,425,362
DUSA Pharmaceuticals, Inc.	4,759	22,843
EntreMed, Inc.	54	115
Enzon Pharmaceuticals, Inc.	292,619	2,086,373
EpiCept Corporation	103,115	28,429
Exact Sciences Corporation	8,064	75,318
Exelixis, Inc.	249,931	1,329,633
Galena Biopharma, Inc.	270,920	170,680

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Health Care - 8.7% (Continued)
Biotechnology - 4.4% (Continued)
Geron Corporation	247	$489
Hemispherx Biopharma, Inc.	184,798	81,311
iBio, Inc.	79,273	67,382
ImmunoGen, Inc.	59,676	842,625
Immunomedics, Inc.	260,256	916,101
Incyte Corporation	27,769	491,511
Infinity Pharmaceuticals, Inc.	2,414	14,677
Inovio Pharmaceuticals, Inc.	5,426	3,625
Insmed, Inc.	16,319	78,658
InterMune, Inc.	89,114	1,336,710
Introgen Therapeutics, Inc.	45,612	160
Ironwood Pharmaceuticals, Inc.	11,293	169,395
Isis Pharmaceuticals, Inc.	24,526	200,132
IsoRay, Inc.	700	441
MannKind Corporation	1,858,159	5,017,029
Marina Biotech, Inc.	243,746	194,997
MediciNova, Inc.	63,446	119,913
Medivation, Inc.	4,400	243,804
Metabolix, Inc.	583,893	1,547,316
Myrexis, Inc.	939	2,667
Nanosphere, Inc.	117	219
NanoViricides, Inc.	100	63
Neuralstem, Inc.	231,993	238,953
NeurogesX, Inc.	133,341	136,008
Nymox Pharmaceutical Corporation	104,400	831,024
OncoGenex Pharmaceuticals, Inc.	254	3,531
Oncolytics Biotech, Inc.	41,581	199,589
Oncothyreon, Inc.	874,168	5,953,084
Onyx Pharmaceuticals, Inc.	117,339	4,803,859
Opexa Therapeutics, Inc.	138,922	137,533
Osiris Therapeutics, Inc.	100,112	583,653
OXiGENE, Inc.	202,387	220,602
Oxygen Biotherapeutics, Inc.	2,819	5,666
PDL BioPharma, Inc.	7,478	47,784
Pharmacyclics, Inc.	77,843	1,430,754
PharmAthene, Inc.	695,574	1,112,918
Pluristem Therapeutics, Inc.	7,587	19,347
Poniard Pharmaceuticals, Inc.	33	32
PROLOR Biotech, Inc.	92,153	575,035
Protalix BioTherapeutics, Inc.	11,935	67,791
Raptor Pharmaceutical Corporation	756,908	5,419,461
Rexahn Pharmaceuticals, Inc.	55,336	35,415
Rigel Pharmaceuticals, Inc.	30,042	293,510
Rosetta Genomics Ltd.	1,100	418
Sangamo Biosciences, Inc.	209,319	722,150
Savient Pharmaceuticals, Inc.	1,336,928	3,382,428
SciClone Pharmaceuticals, Inc.	90,996	435,871
Seattle Genetics, Inc.	113,725	2,152,814
SIGA Technologies, Inc.	35,624	117,915
StemCells, Inc.	65	66
Sunesis Pharmaceuticals, Inc.	180,535	249,138

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Health Care - 8.7% (Continued)
Biotechnology - 4.4% (Continued)
Synta Pharmaceuticals Corporation	2,843	$13,163
Tengion, Inc.	9,849	6,106
Threshold Pharmaceuticals, Inc.	244,569	320,385
XOMA Corporation	169,666	235,836
ZIOPHARM Oncology, Inc.	466,222	2,475,639
		75,926,287
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc.	60,228	1,630,974
ABIOMED, Inc.	501	9,274
Accuray, Inc.	102,371	578,396
Analogic Corporation	27	1,532
Bacterin International Holdings, Inc.	165,080	470,478
BIOLASE Technology, Inc.	555,690	1,722,640
BSD Medical Corporation	1,054,794	2,373,287
Cerus Corporation	34,646	98,741
CONMED Corporation	181	5,321
CryoLife, Inc.	3,575	19,091
CryoPort, Inc.	100	74
D. Medical Industries Ltd.	2,300	1,881
Delcath Systems, Inc.	385,075	1,528,748
Derma Sciences, Inc.	1,048	8,248
DexCom, Inc.	34,657	380,187
Dynatronics Corporation	100	80
DynaVox, Inc.	781	2,960
Endologix, Inc.	93,981	1,219,873
Exactech, Inc.	109	1,803
Hansen Medical, Inc.	366,406	1,146,851
HeartWare International, Inc.	47,090	3,260,041
ICU Medical, Inc.	48,160	2,237,995
Insulet Corporation	101,918	1,984,343
IRIS International, Inc.	89	871
Kensey Nash Corporation	64,478	1,496,534
MAKO Surgical Corporation	43,987	1,573,855
MELA Sciences, Inc.	615,679	2,875,221
Meridian Bioscience, Inc.	144,809	2,525,469
Navidea Biopharmaceuticals, Inc.	1,179,289	3,184,080
NxStage Medical, Inc.	19,186	344,197
OraSure Technologies, Inc.	47,069	523,878
Quidel Corporation	68,235	975,761
Rockwell Medical Technologies, Inc.	103,580	1,121,771
Stereotaxis, Inc.	185,020	130,254
STERIS Corporation	12,292	369,743
Synergetics USA, Inc.	1,400	9,114
Unilife Corporation	511,059	2,049,347
Uroplasty, Inc.	16,594	56,586
Winner Medical Group, Inc.	9,246	27,738
World Heart Corporation	1,600	352
Wright Medical Group, Inc.	19,500	330,525
		36,278,114
Health Care Providers & Services - 0.7%
Accretive Health, Inc.	168,246	4,514,040

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Health Care - 8.7% (Continued)
Health Care Providers & Services - 0.7% (Continued)
Air Methods Corporation	31,136	$2,624,765
AMN Healthcare Services, Inc.	2,365	12,038
Bio-Reference Laboratories, Inc.	431	8,340
CardioNet, Inc.	696	2,192
Chindex International, Inc.	1,371	12,421
ExamWorks Group, Inc.	26,751	295,331
Gentiva Health Services, Inc.	114,533	831,510
HealthSouth Corporation	1,901	36,670
IPC The Hospitalist Company, Inc.	48,980	1,650,136
Kindred Healthcare, Inc.	18,074	221,768
LCA-Vision, Inc.	3,582	18,197
LHC Group, Inc.	8,433	124,977
MWI Veterinary Supply, Inc.	2,238	175,705
National Research Corporation	99	3,898
Patterson Companies, Inc.	800	25,768
PDI, Inc.	62	397
PharMerica Corporation	1,173	14,721
PSS World Medical, Inc.	27,028	655,970
Sunrise Senior Living, Inc.	59,162	420,642
Vanguard Health Systems, Inc.	700	7,833
		11,657,319
Health Care Technology - 0.0% (a)
Authentidate Holding Corporation	1,654	1,174
Epocrates, Inc.	15	146
iCad, Inc.	400	214
		1,534
Life Sciences Tools & Services - 0.2%
Accelr8 Technology Corporation	511	654
Albany Molecular Research, Inc.	497	1,521
Apricus Biosciences, Inc.	343,839	1,750,141
Arrowhead Research Corporation	17,299	81,825
Bioanalytical Systems, Inc.	2,400	3,144
BioDelivery Sciences International, Inc.	3,247	6,721
Compugen Ltd.	973	5,196
Covance, Inc.	17	745
eResearchTechnology, Inc.	71,475	395,971
Genetic Technologies Ltd.	29,932	124,218
Luminex Corporation	6,954	136,994
PURE Bioscience, Inc.	279,240	125,518
Radient Pharmaceuticals Corporation	46,192	106
Sequenom, Inc.	85,705	369,389
		3,002,143
Pharmaceuticals - 1.3%
Acura Pharmaceuticals, Inc.	92,569	306,403
Adeona Pharmaceuticals, Inc.	103,278	222,048
Alexza Pharmaceuticals, Inc.	15,700	11,775
Alimera Sciences, Inc.	212	288
Ampio Pharmaceuticals, Inc.	92,848	385,319
Aoxing Pharmaceutical Company, Inc.	10,556	4,117
Auxilium Pharmaceuticals, Inc.	6,203	123,254
AVANIR Pharmaceuticals, Inc. - Class A	2,191,080	6,441,775

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Health Care - 8.7% (Continued)
Pharmaceuticals - 1.3% (Continued)
Biodel, Inc.	352,139	$218,326
Biostar Pharmaceuticals, Inc.	1,386	1,095
Cadence Pharmaceuticals, Inc.	1,112,102	4,637,465
Corcept Therapeutics, Inc.	55,335	189,799
Cumberland Pharmaceuticals, Inc.	536	3,264
DepoMed, Inc.	60,723	364,338
Echo Therapeutics, Inc.	2,485	4,920
Emisphere Technologies, Inc.	8,547	2,051
IntelliPharmaCeutics International, Inc.	15,839	48,467
K-V Pharmaceutical Company - Class A	289,042	595,427
Lannett Company, Inc.	127,416	647,273
MAP Pharmaceuticals, Inc.	45,870	649,061
Nektar Therapeutics	431,142	2,694,638
NeoStem, Inc.	605,878	381,703
Obagi Medical Products, Inc.	9,768	100,122
Oculus Innovative Sciences, Inc.	85,412	87,120
Optimer Pharmaceuticals, Inc.	226,061	2,932,011
Questcor Pharmaceuticals, Inc.	5	177
Repros Therapeutics, Inc.	133,803	628,874
Skystar Bio-Pharmaceutical Company Ltd.	3,733	11,423
Somaxon Pharmaceuticals, Inc.	859,632	481,394
Ventrus BioSciences, Inc.	5,475	48,728
ViroPharma, Inc.	2,158	64,287
XenoPort, Inc.	20,781	87,073
		22,374,015
Industrials - 8.6%
Aerospace & Defense - 0.7%
AAR Corporation	31,475	666,955
Arotech Corporation	1,900	2,337
Ascent Solar Technologies, Inc.	425,846	315,126
Astronics Corporation	3,632	120,982
Ducommun, Inc.	1,400	20,230
GenCorp, Inc.	328,915	1,805,743
HEICO Corporation	22,651	1,259,396
Kratos Defense & Security Solutions, Inc.	211,906	1,438,842
National Presto Industries, Inc.	23,411	2,287,723
Triumph Group, Inc.	61,083	3,821,963
		11,739,297
Air Freight & Logistics - 0.2%
Pacer International, Inc.	444,695	2,685,958

Airlines - 0.7%
Allegiant Travel Company	69,087	3,797,712
AMR Corporation	875,507	597,971
Delta Air Lines, Inc.	700	7,385
Hawaiian Holdings, Inc.	30,787	214,278
LAN Airlines, S.A. - ADR	21,177	531,543
Republic Airways Holdings, Inc.	586,891	3,233,769
Southwest Airlines Company	20	192
Spirit Airlines, Inc.	500	8,395

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Industrials - 8.6% (Continued)
Airlines - 0.7% (Continued)
US Airways Group, Inc.	453,802	$3,830,089
		12,221,334
Building Products - 0.6%
AAON, Inc.	103,306	2,091,947
Builders FirstSource, Inc.	45,239	114,455
Griffon Corporation	110,421	1,100,897
Insteel Industries, Inc.	86,714	1,109,939
Masco Corporation	3,350	40,434
Trex Company, Inc.	90,491	2,245,987
USG Corporation	251,562	3,230,056
		9,933,715
Commercial Services & Supplies - 1.1%
A.T. Cross Company - Class A	1,404	13,928
American Reprographics Company	27,114	162,955
Asta Funding, Inc.	800	5,984
Cenveo, Inc.	559,657	1,874,851
Courier Corporation	400	4,948
Deluxe Corporation	86,305	2,206,819
EnergySolutions, Inc.	316,949	1,128,338
EnerNOC, Inc.	83,501	764,034
Ennis, Inc.	39,397	651,626
Healthcare Services Group, Inc.	89,255	1,668,176
Heritage-Crystal Clean, Inc.	400	8,232
Industrial Services of America, Inc.	22,413	129,995
InnerWorkings, Inc.	47,235	521,002
Intersections, Inc.	17,906	219,886
Kimball International, Inc. - Class B	2,324	14,153
Mobile Mini, Inc.	132,783	2,761,886
Portfolio Recovery Associates, Inc.	36,089	2,343,981
Quad/Graphics, Inc. - Class A	105,433	1,238,838
RINO International Corporation	81,543	2,446
Ritchie Bros. Auctioneers, Inc.	9,700	228,435
Standard Parking Corporation	384	6,789
Swisher Hygiene, Inc.	647,902	2,274,136
SYKES Enterprises, Inc.	113	1,981
Tetra Tech, Inc.	18,719	432,971
		18,666,390
Construction & Engineering - 0.5%
Aegion Corporation	104,968	1,791,804
Granite Construction, Inc.	60,088	1,600,143
India Globalization Capital, Inc.	25,980	5,882
MasTec, Inc.	230,299	3,751,570
Orion Marine Group, Inc.	621	4,496
Shaw Group, Inc. (The)	49	1,330
Sterling Construction Company, Inc.	5	60
Tutor Perini Corporation	106,236	1,613,725
		8,769,010
Electrical Equipment - 1.2%
A123 Systems, Inc.	1,199,943	2,603,876
Active Power, Inc.	4,861	4,185
Advanced Battery Technologies, Inc.	621,439	379,078

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Industrials - 8.6% (Continued)
Electrical Equipment - 1.2% (Continued)
Altair Nanotechnologies, Inc.	373,176	$227,637
American Superconductor Corporation	1,009,719	5,099,081
Beacon Power Corporation	57,124	3,599
Broadwind Energy, Inc.	5,131	3,489
Capstone Turbine Corporation	899,176	1,070,019
China BAK Battery, Inc.	390,297	265,402
China Electric Motor, Inc.	1,771	266
China Technology Development Group Corporation	2,500	1,925
Digital Power Corporation	1,677	3,086
ECOtality, Inc.	1,163	1,279
Encore Wire Corporation	110,060	3,004,638
Ener1, Inc.	818,039	13,007
Fushi Copperweld, Inc.	286,609	2,381,721
General Cable Corporation	8,368	258,236
Global Power Equipment Group, Inc.	43,640	1,119,366
Hoku Corporation	184,642	125,556
Hydrogenics Corporation	3,215	17,875
Lihua International, Inc.	394,614	2,391,361
Medis Technologies Ltd.	22,419	128
New Energy Systems Group	1,300	951
Ocean Power Technologies, Inc.	132,172	379,334
Plug Power, Inc.	6,428	12,470
Polypore International, Inc.	7,800	297,024
PowerSecure International, Inc.	12,185	77,131
Regal-Beloit Corporation	1,100	62,447
Satcon Technology Corporation	833,578	434,794
Sensata Technologies Holding N.V.	168	4,840
Ultralife Corporation	5,704	23,786
Valence Technology, Inc.	685,356	657,942
Westinghouse Solar, Inc.	31,644	22,151
ZBB Energy Corporation	2,467	2,048
		20,949,728
Industrial Conglomerates - 0.0% (a)
General Electric Company	1,100	20,581

Machinery - 1.6%
Accuride Corporation	20,739	155,335
Art's-Way Manufacturing Company, Inc.	3,005	26,624
Briggs & Stratton Corporation	198,721	3,102,035
China Valves Technology, Inc.	258,650	724,220
Cleantech Solutions International, Inc.	46,590	13,092
Colfax Corporation	123,129	3,738,197
Douglas Dynamics, Inc.	2,600	35,386
Energy Recovery, Inc.	252,175	622,872
EnPro Industries, Inc.	10,200	360,162
Federal Signal Corporation	201	850
FreightCar America, Inc.	3,575	77,613
Gorman-Rupp Company (The)	87	2,730
Harsco Corporation	1,000	22,230
IDEX Corporation	26	1,054
Kennametal, Inc.	53,406	2,302,333

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Industrials - 8.6% (Continued)
Machinery - 1.6% (Continued)
Lindsay Corporation	6,618	$404,558
Manitowoc Company, Inc. (The)	41,666	559,991
Met-Pro Corporation	245	2,570
Middleby Corporation (The)	35,449	3,408,421
Nordson Corporation	120	5,441
PMFG, Inc.	76,149	1,676,801
Shengkai Innovations, Inc.	137,786	114,362
Tecumseh Products Company - Class A	585	2,937
Titan International, Inc.	119,478	2,884,199
Trinity Industries, Inc.	215	6,764
Twin Disc, Inc.	84,976	2,628,308
Wabash National Corporation	432,422	3,835,583
Watts Water Technologies, Inc. - Class A	6,100	235,155
		26,949,823
Marine - 0.4%
Alexander & Baldwin, Inc.	1,831	86,606
Box Ships, Inc.	100	820
Diana Containerships, Inc.	10	69
Eagle Bulk Shipping, Inc.	141,550	201,001
Excel Maritime Carriers Ltd.	420,869	618,678
Genco Shipping & Trading Ltd.	811,345	5,679,415
International Shipholding Corporation	7	159
		6,586,748
Professional Services - 0.6%
CBIZ, Inc.	381,707	2,393,303
Corporate Executive Board Company (The)	28,143	1,106,864
CoStar Group, Inc.	32,555	1,844,892
Dolan Company (The)	108,110	1,019,477
Hill International, Inc.	710	4,225
Innovaro, Inc.	8,192	7,455
Insperity, Inc.	13,009	364,512
Kforce, Inc.	94,775	1,179,001
Lightbridge Corporation	88,932	188,536
Manpower, Inc.	600	24,066
Odyssey Marine Exploration, Inc.	763,675	2,619,405
Pendrell Corporation	18,544	49,512
Robert Half International, Inc.	2,024	56,045
Spherix, Inc.	2,301	2,991
Thomas Group, Inc.	900	136
Volt Information Sciences, Inc.	100	709
VSE Corporation	256	6,710
		10,867,839
Road & Rail - 0.3%
Avis Budget Group, Inc.	32,828	471,082
RailAmerica, Inc.	176,927	2,643,289
YRC Worldwide, Inc.	37,741	469,121
Zipcar, Inc.	100,718	1,597,387
		5,180,879
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc.	99,394	2,272,147
BlueLinx Holdings, Inc.	155	277

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Industrials - 8.6% (Continued)
Trading Companies & Distributors - 0.7% (Continued)
China Armco Metals, Inc.	140,785	$81,796
Houston Wire & Cable Company	127,434	1,818,483
Lawson Products, Inc.	400	6,716
MSC Industrial Direct Company, Inc.	500	38,010
Rush Enterprises, Inc. - Class A	84,901	1,953,572
TAL International Group, Inc.	6,272	208,920
Titan Machinery, Inc.	31,032	767,732
Watsco, Inc.	76,616	5,284,206
		12,431,859
Transportation Infrastructure - 0.0% (a)
Aegean Marine Petroleum Network, Inc.	533	2,713

Information Technology - 12.1%
Communications Equipment - 1.3%
Acme Packet, Inc.	450	13,153
Arris Group, Inc.	28,526	333,184
Aruba Networks, Inc.	27,994	620,907
AudioCodes Ltd.	2,600	10,816
Bel Fuse, Inc. - Class B	300	6,075
Blue Coat Systems, Inc.	6,595	169,887
CalAmp Corporation	4,891	22,303
CIENA Corporation	22,324	324,814
Cogo Group, Inc.	2,321	5,013
Comtech Telecommunications Corporation	43,610	1,345,805
Digi International, Inc.	85,593	966,345
EMCORE Corporation	43,836	51,726
Finisar Corporation	232,168	4,703,724
Globecomm Systems, Inc.	11,186	159,624
InterDigital, Inc.	10,564	394,248
JDS Uniphase Corporation	39,794	504,986
KVH Industries, Inc.	6,583	61,419
Loral Space & Communications, Inc.	12	828
Meru Networks, Inc.	210,625	1,038,381
Network Equipment Technologies, Inc.	246	315
Oclaro, Inc.	377,701	1,563,682
Plantronics, Inc.	741	27,595
Powerwave Technologies, Inc.	1	-
Procera Networks, Inc.	20,734	348,953
Qiao Xing Mobile Communication Company Ltd.	1,984	2,480
RIT Technologies Ltd.	10,410	39,246
Riverbed Technology, Inc.	800	19,152
Sonus Networks, Inc.	1,222,513	3,154,084
Sycamore Networks, Inc.	1,049	20,372
Telestone Technologies Corporation	518,495	1,778,438
ViaSat, Inc.	92,988	4,420,650
Zoom Technologies, Inc.	148,417	203,331
ZST Digital Networks, Inc.	201,327	537,543
		22,849,079
Computers & Peripherals - 1.4%
3D Systems Corporation	144,429	2,761,483
Avid Technology, Inc.	160,280	1,553,113

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
Computers & Peripherals - 1.4% (Continued)
Cray, Inc.	31,307	$233,550
Fusion-io, Inc.	27,390	632,983
Hauppauge Digital, Inc.	69,638	68,942
iGo, Inc.	12,921	10,337
Imation Corporation	84,987	503,973
Immersion Corporation	9,924	55,872
Intermec, Inc.	94	793
Intevac, Inc.	2,700	22,491
Lexmark International, Inc. - Class A	236	8,236
Logitech International S.A.	19,116	144,708
Novatel Wireless, Inc.	47,241	135,582
OCZ Technology Group, Inc.	661,937	5,580,129
Rimage Corporation	51	634
Silicon Graphics International Corporation	325,957	4,446,054
STEC, Inc.	88,052	832,972
Stratasys, Inc.	91,051	3,346,124
Synaptics, Inc.	90,938	3,483,835
USA Technologies, Inc.	404,400	452,928
		24,274,739
Electronic Equipment, Instruments & Components - 1.1%
Anixter International, Inc.	11,025	722,248
Badger Meter, Inc.	1,342	43,132
Checkpoint Systems, Inc.	17,975	189,097
Clearfield, Inc.	100	557
CTS Corporation	140,431	1,412,736
Digital Ally, Inc.	4,700	2,820
Dolby Laboratories, Inc. - Class A	409	14,875
DTS, Inc.	72,783	2,061,942
Echelon Corporation	258,890	1,338,461
Electro Rent Corporation	6	103
FARO Technologies, Inc.	26,572	1,442,328
Hollysys Automation Technologies Ltd.	577,015	5,602,816
Insight Enterprises, Inc.	538	9,931
Itron, Inc.	200	7,758
Littelfuse, Inc.	17,271	875,812
Maxwell Technologies, Inc.	63,284	1,294,791
Measurement Specialties, Inc.	38,081	1,237,632
Mesa Laboratories, Inc.	131	5,823
Methode Electronics, Inc.	49	487
Microvision, Inc.	1,121,554	437,406
Nam Tai Electronics, Inc.	12,563	74,247
Park Electrochemical Corporation	2,052	62,319
Pulse Electronics Corporation	228,726	656,444
RealD, Inc.	24,762	217,163
Research Frontiers, Inc.	70,199	269,564
Richardson Electronics Ltd.	18,565	224,822
ScanSource, Inc.	5,800	217,906
SinoHub, Inc.	43,908	19,974
SMTC Corporation	1,548	4,474
Superconductor Technologies, Inc.	172,881	248,949
Uni-Pixel, Inc.	2,004	9,719

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
Electronic Equipment, Instruments & Components - 1.1% (Continued)
Universal Display Corporation	15,444	$650,347
Vishay Precision Group, Inc.	8,833	139,208
		19,495,891
Internet Software & Services - 2.2%
Active Network, Inc. (The)	553	8,229
Ancestry.com, Inc.	9,093	269,153
Angie's List, Inc.	120,968	1,785,488
AOL, Inc.	25,826	418,639
Autobytel, Inc.	1,600	1,488
Carbonite, Inc.	27,358	273,033
comScore, Inc.	98,602	2,184,034
Constant Contact, Inc.	79,724	1,991,505
DealerTrack Holdings, Inc.	27	738
EarthLink, Inc.	1,179	8,501
Envestnet, Inc.	783	9,012
FriendFinder Networks, Inc.	700	903
IAC/InterActiveCorporation	790	34,025
j2 Global, Inc.	89,502	2,412,974
KIT digital, Inc.	432,465	4,683,596
Limelight Networks, Inc.	189,379	617,376
Local.com Corporation	242,141	612,617
LogMeIn, Inc.	48,907	1,947,966
MercadoLibre, Inc.	400	34,960
NIC, Inc.	716	8,957
OpenTable, Inc.	44,801	2,158,064
Openwave Systems, Inc.	2,427	4,878
Phoenix New Media Ltd. - ADR	123	893
Qihoo 360 Technology Company Ltd. - ADR	34,554	625,427
Quepasa Corporation	638,863	2,747,111
QuinStreet, Inc.	80,354	773,005
Rediff.com India Ltd. - ADR	80,503	607,798
Remark Media, Inc.	1,367	7,929
Renren, Inc.	138,889	770,834
Saba Software, Inc.	7,170	71,270
Sify Technologies Ltd. - ADR	129,591	590,935
SPS Commerce, Inc.	5,909	149,084
Stamps.com, Inc.	35,800	1,110,158
Support.com, Inc.	302	779
TechTarget, Inc.	110	764
Travelzoo, Inc.	172,947	4,463,762
ValueClick, Inc.	14,900	259,856
Vistaprint N.V.	77,364	2,768,084
Vocus, Inc.	100	2,297
Web.com Group, Inc.	105,817	1,354,458
WebMD Health Corporation	2,182	61,183
Zillow, Inc.	3,300	97,317
Zix Corporation	286,205	864,339
		36,793,419
IT Services - 0.4%
Cass Information Systems, Inc.	2,000	79,000
China Information Technology, Inc.	10	7

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
IT Services - 0.4% (Continued)
Computer Task Group, Inc.	11,279	$162,756
Convergys Corporation	3,328	44,296
DJSP Enterprises, Inc.	15,586	1,870
Echo Global Logistics, Inc.	137,264	2,300,545
Euronet Worldwide, Inc.	22,271	408,896
Global Payments, Inc.	327	16,356
Hackett Group, Inc. (The)	670	2,596
Heartland Payment Systems, Inc.	853	20,472
Higher One Holdings, Inc.	88,665	1,501,985
Jack Henry & Associates, Inc.	438	14,980
Mantech International Corporation - Class A	1,761	61,899
Mattersight Corporation	1,825	10,585
NCI, Inc. - Class A	1,006	7,364
Sapient Corporation	49,891	643,594
ServiceSource International, Inc.	25,900	438,228
Stream Global Services, Inc.	242	806
Syntel, Inc.	9,131	428,426
Unisys Corporation	6,200	130,014
VeriFone Systems, Inc.	631	26,944
Yucheng Technologies Ltd.	200	436
Zanett, Inc.	12,650	3,162
		6,305,217
Semiconductors & Semiconductor Equipment - 2.9%
Aixtron SE - ADR	33,886	459,494
Applied Micro Circuits Corporation	266,614	2,087,588
ATMI, Inc.	252	5,892
AuthenTec, Inc.	118	411
Cabot Microelectronics Corporation	55,022	2,774,209
Camtek Ltd.	9,493	20,790
Canadian Solar, Inc.	249,067	951,436
CEVA, Inc.	65,796	1,777,150
Cree, Inc.	17,700	450,111
CSR plc	1	19
Cypress Semiconductor Corporation	1,900	32,670
DayStar Technologies, Inc.	62,667	21,194
Diodes, Inc.	93,105	2,400,247
Energy Conversion Devices, Inc.	805,656	813,713
Entropic Communications, Inc.	422,587	2,467,908
Evergreen Solar, Inc.	114,139	11,414
First Solar, Inc.	13,326	563,423
FormFactor, Inc.	48	247
FSI International, Inc.	23,958	101,822
GSI Technology, Inc.	624	3,095
Ikanos Communications, Inc.	1,300	1,144
JinkoSolar Holding Company Ltd. - ADR	103,541	661,627
Kopin Corporation	315,201	1,222,980
LDK Solar Company Ltd.	146,738	713,147
MEMC Electronic Materials, Inc.	261	1,193
MIPS Technologies, Inc.	435,225	2,554,771
MKS Instruments, Inc.	515	15,527
MoSys, Inc.	89,974	376,091

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
Semiconductors & Semiconductor Equipment - 2.9% (Continued)
NVE Corporation	5,689	$310,278
OmniVision Technologies, Inc.	227,994	3,034,600
PDF Solutions, Inc.	2,879	18,397
PLX Technology, Inc.	5,155	16,187
Power Integrations, Inc.	51,762	1,862,914
QuickLogic Corporation	2,978	8,547
RF Micro Devices, Inc.	669,158	3,339,098
Rubicon Technology, Inc.	267,837	2,900,675
Sigma Designs, Inc.	15,936	96,094
Silicon Image, Inc.	497	2,415
Silicon Laboratories, Inc.	46,461	2,036,850
STR Holdings, Inc.	284,802	3,044,533
SunPower Corporation	46,745	320,203
Suntech Power Holdings Company Ltd. - ADR	203,620	661,765
Tower Semiconductor Ltd.	94,760	71,070
Transwitch Corporation	20,065	57,587
TriQuint Semiconductor, Inc.	1,036,622	6,209,366
Veeco Instruments, Inc.	170,515	4,162,271
Vitesse Semiconductor Corporation	300	915
		48,643,078
Software - 2.8%
Accelrys, Inc.	132	989
ACI Worldwide, Inc.	56,318	1,710,941
AsiaInfo-Linkage, Inc.	444,181	5,210,243
Astea International, Inc.	100	470
Augme Technologies, Inc.	10,081	20,464
BroadSoft, Inc.	56,732	1,581,688
Callidus Software, Inc.	238,317	1,606,257
China CGame, Inc.	12,695	6,601
China TransInfo Technology Corporation	103,278	452,358
Concur Technologies, Inc.	3,800	198,930
CyberDefender Corporation	11,408	2,168
Ebix, Inc.	172,197	4,267,042
Evergreen Energy, Inc.	172,973	8,562
FalconStor Software, Inc.	2,760	6,872
Magic Software Enterprises Ltd.	406,527	2,504,206
Magma Design Automation, Inc.	123,552	884,632
Majesco Entertainment Company	72,260	182,818
Mentor Graphics Corporation	2,101	29,141
MIND C.T.I. Ltd.	800	1,984
Mitek Systems, Inc.	18,220	159,607
Motricity, Inc.	432,310	335,084
OPNET Technologies, Inc.	22,877	810,990
Progress Software Corporation	8,385	195,622
Qlik Technologies, Inc.	900	25,380
RealPage, Inc.	56,705	1,458,453
Rosetta Stone, Inc.	250,581	1,954,532
SeaChange International, Inc.	23,372	167,811
Sky-Mobi Ltd. - ADR	111,039	413,065
Sourcefire, Inc.	176,673	5,480,396
SRS Labs, Inc.	751	5,197

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
Software - 2.8% (Continued)
SuccessFactors, Inc.	64,581	$2,570,324
Take-Two Interactive Software, Inc.	16,688	260,333
TeleCommunication Systems, Inc.	114,383	267,656
TeleNav, Inc.	64,605	480,015
TigerLogic Corporation	280	644
TiVo, Inc.	32,509	337,443
Trunkbow International Holdings Ltd.	100	213
Tyler Technologies, Inc.	88	3,091
Ultimate Software Group, Inc. (The)	27,284	1,819,570
VirnetX Holding Corporation	355,980	8,265,856
Wave Systems Corporation - Class A	705,768	1,616,209
Websense, Inc.	152,456	2,881,418
		48,185,275
Materials - 4.8%
Chemicals - 1.6%
ADA-ES, Inc.	80,433	1,765,504
American Vanguard Corporation	171,413	2,576,337
Ampal-American Israel Corporation - Class A	2,031	792
Balchem Corporation	37,881	1,433,417
Cereplast, Inc.	98,634	91,335
China Agritech, Inc.	85,645	173,003
China Gengsheng Minerals, Inc.	65,549	70,793
China Green Agriculture, Inc.	325,320	1,450,927
Clean Diesel Technologies, Inc.	142,078	477,382
Converted Organics, Inc.	162	-
CVR Partners, L.P.	29,764	895,004
Ferro Corporation	583,360	3,943,514
Flotek Industries, Inc.	53,628	629,593
FutureFuel Corporation	235	2,804
Gulf Resources, Inc.	205,487	563,034
Hawkins, Inc.	62,366	2,469,694
Kraton Performance Polymers, Inc.	140,655	4,000,228
Scotts Miracle-Gro Company (The) - Class A	16,031	759,228
Senomyx, Inc.	218,838	641,195
ShengdaTech, Inc.	32,215	1,579
Stepan Company	1,490	128,051
Valspar Corporation (The)	803	34,722
Yongye International, Inc.	692,883	2,854,678
Zoltek Companies, Inc.	377,763	3,282,760
		28,245,574
Construction Materials - 0.2%
Texas Industries, Inc.	89,043	2,783,484
Vulcan Materials Company	600	26,316
		2,809,800
Containers & Packaging - 0.1%
AEP Industries, Inc.	10	331
Graphic Packaging Holding Company	231,007	1,157,345
		1,157,676
Metals & Mining - 2.6%
Allied Nevada Gold Corporation	2,711	97,406
AMCOL International Corporation	96,779	2,764,008

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Materials - 4.8% (Continued)
Metals & Mining - 2.6% (Continued)
Anooraq Resources Corporation	204,106	$109,197
Augusta Resource Corporation	23,949	75,918
Avalon Rare Metals, Inc.	140,400	470,340
Carpenter Technology Corporation	8,763	459,882
Century Aluminum Company	59,709	598,881
China Direct Industries, Inc.	17,830	16,760
China Gerui Advanced Materials Group Ltd.	28,078	111,189
China Natural Resources, Inc.	4,312	33,720
China Precision Steel, Inc.	299,375	167,650
China Shen Zhou Mining & Resources, Inc.	51,778	98,378
Crosshair Energy Corporation	271,904	144,109
General Moly, Inc.	586,769	2,182,781
General Steel Holdings, Inc.	127,677	140,445
Gold Reserve, Inc.	153	465
Gold Resource Corporation	67,976	1,789,808
Golden Minerals Company	83,740	812,278
Great Northern Iron Ore Properties	7,299	873,544
Horsehead Holding Corporation	235,587	2,563,187
Ivanhoe Mines Ltd.	105	1,695
Jaguar Mining, Inc.	340,281	2,446,620
Kaiser Aluminum Corporation	65,181	3,218,638
Kimber Resources, Inc.	11,900	13,447
McEwen Mining, Inc.	774,412	4,491,590
Mesabi Trust	1,150	36,869
Midway Gold Corporation	392,214	796,194
Molycorp, Inc.	51,054	1,581,653
Olympic Steel, Inc.	84,513	2,179,590
Paramount Gold and Silver Corporation	893,555	2,305,372
Polymet Mining Corporation	238,202	357,303
Qiao Xing Universal Resources, Inc.	20,696	15,421
Rare Element Resources Ltd.	671,770	4,957,663
Revett Minerals, Inc.	9,562	46,854
RTI International Metals, Inc.	231,330	5,822,576
Seabridge Gold, Inc.	21,200	427,604
Silver Bull Resources, Inc.	106,114	48,812
SinoCoking Coal and Coke Chemical Industries, Inc.	102,390	295,907
Tanzanian Royalty Exploration Corporation	209,038	691,916
Thompson Creek Metals Company, Inc.	28,476	240,053
Vista Gold Corporation	219,242	826,542
		44,312,265
Paper & Forest Products - 0.3%
AbitibiBowater, Inc.	3,900	56,511
Buckeye Technologies, Inc.	1,111	37,252
Deltic Timber Corporation	14,099	960,424
Louisiana-Pacific Corporation	129,782	1,105,743
MeadWestvaco Corporation	3,100	91,264
Orient Paper, Inc.	124,949	544,777
P.H. Glatfelter Company	139,427	2,060,731
Wausau Paper Corporation	123,333	1,065,597
		5,922,299

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.6%
8x8, Inc.	129,128	$573,328
AboveNet, Inc.	198	13,157
Alaska Communications Systems Group, Inc.	584,025	1,588,548
Boingo Wireless, Inc.	432	3,525
CenturyLink, Inc.	16	592
Cincinnati Bell, Inc.	27,750	95,738
Cogent Communications Group, Inc.	42,473	647,289
Consolidated Communications Holdings, Inc.	18,816	357,316
Elephant Talk Communications, Inc.	7,497	19,267
Fairpoint Communications, Inc.	158,851	646,524
Hawaiian Telcom Holdco, Inc.	378	5,292
Iridium Communications, Inc.	407,482	3,255,781
magicJack VocalTec Ltd.	45,333	874,927
Radcom Ltd.	52,681	236,011
Telecom Italia S.p.A.	72	736
tw telecom, inc.	91,794	1,849,649
		10,167,680
Wireless Telecommunication Services - 0.0% (a)
Shenandoah Telecommunications Company	689	6,800

Utilities - 0.7%
Electric Utilities - 0.2%
Brookfield Infrastructure Partners, L.P.	5,877	171,432
Central Vermont Public Service Corporation	1,216	42,767
Empire District Electric Company (The)	252	5,249
ITC Holdings Corporation	300	22,113
MGE Energy, Inc.	415	18,617
Northeast Utilities	900	31,275
Otter Tail Corporation	86,606	1,913,126
Pinnacle West Capital Corporation	189	8,932
PNM Resources, Inc.	7,349	130,886
Portland General Electric Company	8,582	214,035
Progress Energy, Inc.	300	16,299
UIL Holdings Corporation	13,250	458,185
		3,032,916
Gas Utilities - 0.3%
AmeriGas Partners, L.P.	190	8,018
China Natural Gas, Inc. (b)	229,640	175,675
Ferrellgas Partners, L.P.	20	340
New Jersey Resources Corporation	17,261	823,695
Northwest Natural Gas Company	43,866	2,085,828
Piedmont Natural Gas Company, Inc.	27,197	895,325
WGL Holdings, Inc.	13,029	555,687
		4,544,568
Independent Power Producers & Energy Traders - 0.0% (a)
American DG Energy, Inc.	12,029	19,247
Constellation Energy Group, Inc.	4,400	160,292
Dynegy, Inc.	366,287	681,294
U.S. Geothermal, Inc.	189,017	69,936
		930,769

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Utilities - 0.7% (Continued)
Multi-Utilities - 0.2%
Black Hills Corporation	14,008	$472,910
CH Energy Group, Inc.	35,896	2,041,765
MDU Resources Group, Inc.	9,258	197,936
		2,712,611
Water Utilities - 0.0% (a)
Artesian Resources Corporation - Class A	300	5,670
Cadiz, Inc.	24,023	238,788
Connecticut Water Service, Inc.	2,365	71,849
Middlesex Water Company	9,353	176,678
		492,985

Total Common Stocks (Proceeds $1,170,654,205)		$1,093,165,031

PREFERRED STOCKS - 0.0% (a)	Shares	Value
Orchard Supply Hardware Stores Corporation - Series A (Proceeds $1,314)	3,255	$6,509

CLOSED-END FUNDS - 0.0% (a)	Shares	Value
PIMCO Global StocksPLUS & Income Fund (Proceeds $1,192)	48	$999

EXCHANGE-TRADED FUNDS - 7.2%	Shares	Value
SPDR S&P 500 ETF Trust	823,196	$108,011,547
Vanguard S&P 500 ETF	263,608	15,824,388
WisdomTree Earnings 500 Fund	165	7,605
Total Exchange-Traded Funds (Proceeds $120,526,860)		$123,843,540

EXCHANGE-TRADED NOTES - 2.4%	Shares	Value
iPath S&P 500 VIX Mid-Term Futures ETN	72,928	$3,984,786
iPath S&P 500 VIX Short-Term Futures ETN	1,368,743	36,764,437
Total Exchange-Traded Notes (Proceeds $55,060,947)		$40,749,223

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

WARRANTS - 0.0% (a)	Shares	Value
American International Group, Inc.	854	$4,996
Magnum Hunter Resources Corporation (b)	15,718	–
Zion Oil & Gas, Inc.	44,348	6,430
Total Warrants (Proceeds $14,295)		$11,426

Total Securities Sold Short - 73.4% (Proceeds $1,346,258,813)		$1,257,776,728

ADR	- American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Securities fair valued under supervision of the Board of Trustees totaled $(682,022) at January 31, 2012, representing (0.0%) (a) of net assets (Note 1).

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary - 14.1%
Auto Components - 1.1%
Cooper Tire & Rubber Company	9,314	$140,269
Dorman Products, Inc. (a)	576	25,004
Exide Technologies (a)	1,172	3,868
Federal-Mogul Corporation (a)	7,266	120,543
Standard Motor Products, Inc.	4,117	85,181
Superior Industries International, Inc.	2,591	47,078
Tower International, Inc. (a)	3,180	36,315
Visteon Corporation (a)	2,399	115,152
		573,410
Distributors - 0.3%
Core-Mark Holding Company, Inc.	405	16,447
VOXX International Corporation (a)	10,704	136,155
		152,602
Diversified Consumer Services - 1.3%
American Public Education, Inc. (a)	1,076	43,255
Ascent Capital Group, Inc. - Class A (a)	359	17,013
Career Education Corporation (a)	10,859	109,785
Carriage Services, Inc.	166	951
Collectors Universe, Inc.	4,727	72,796
DeVry, Inc.	2,853	107,729
Grand Canyon Education, Inc. (a)	4,755	79,789
Hillenbrand, Inc.	4,237	99,358
Lincoln Educational Services Corporation	276	2,409
Matthews International Corporation - Class A	1,506	49,638
Universal Technical Institute, Inc. (a)	6,894	96,171
		678,894
Hotels, Restaurants & Leisure - 4.9%
AFC Enterprises, Inc. (a)	1,778	29,959
Ameristar Casinos, Inc.	14,300	279,708
Bally Technologies, Inc. (a)	2,600	109,772
Benihana, Inc.	465	5,083
Boyd Gaming Corporation (a)	12,768	111,975
Bravo Brio Restaurant Group, Inc. (a)	124	2,387
Caribou Coffee Company, Inc. (a)	9,148	155,150
Carrols Restaurant Group, Inc. (a)	9,219	104,267
CEC Entertainment, Inc.	3,600	126,612
Churchill Downs, Inc.	2,125	118,894
Cracker Barrel Old Country Store, Inc.	2,505	131,437
Denny's Corporation (a)	11,918	51,128
Isle of Capri Casinos, Inc. (a)	427	2,169
Krispy Kreme Doughnuts, Inc. (a)	3,961	29,034
Marcus Corporation	7,900	95,669
Marriott Vacations Worldwide Corporation (a)	3,811	79,078
Multimedia Games Holding Company, Inc. (a)	581	4,387
Papa John's International, Inc. (a)	10,705	414,712
Pinnacle Entertainment, Inc. (a)	1	10
Scientific Games Corporation (a)	27,839	311,518
Shuffle Master, Inc. (a)	4,754	60,851

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 14.1% (Continued)
Hotels, Restaurants & Leisure - 4.9% (Continued)
Speedway Motorsports, Inc.	160	$2,565
Town Sports International Holdings, Inc. (a)	695	6,165
Wendy's Company (The)	22,318	104,671
WMS Industries, Inc. (a)	7,167	156,886
		2,494,087
Household Durables - 0.6%
Beazer Homes USA, Inc. (a)	21,748	66,332
Cavco Industries, Inc. (a)	137	6,236
CSS Industries, Inc.	1,333	28,553
Harman International Industries, Inc.	2,114	89,211
Helen of Troy Ltd. (a)	2,731	87,856
Jarden Corporation	2	67
		278,255
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. - Class A (a)	5,711	16,448
Orbitz Worldwide, Inc. (a)	16,523	60,474
		76,922
Leisure Equipment & Products - 1.1%
Arctic Cat, Inc. (a)	7,820	233,349
LeapFrog Enterprises, Inc. (a)	20,342	117,780
Smith & Wesson Holding Corporation (a)	23,719	121,916
Steinway Musical Instruments, Inc. (a)	2,813	70,184
		543,229
Media - 1.8%
Cablevision Systems Corporation - Class A	5,438	79,123
Cinemark Holdings, Inc.	13,000	256,360
E.W. Scripps Company (The) - Class A (a)	3,966	33,592
Global Sources Ltd. (a)	5,333	32,425
Harte-Hanks, Inc.	3,757	36,255
John Wiley & Sons, Inc. - Class A	2,533	114,973
Knology, Inc. (a)	322	4,852
LIN TV Corporation - Class A (a)	20,694	83,397
Madison Square Garden Company (The) - Class A (a)	4,889	140,265
Martha Stewart Living Omnimedia, Inc. - Class A	1,057	4,651
National CineMedia, Inc.	331	4,508
ReachLocal, Inc. (a)	10,487	82,638
Scholastic Corporation	1,646	48,573
		921,612
Multiline Retail - 0.0% (b)
Bon-Ton Stores, Inc. (The)	883	3,585
Tuesday Morning Corporation (a)	1,520	5,168
		8,753
Specialty Retail - 1.7%
American Eagle Outfitters, Inc.	6,699	94,389
bebe stores, inc.	25,429	222,758
Big 5 Sporting Goods Corporation	12,006	95,328
Casual Male Retail Group, Inc. (a)	1,184	3,741
Chico's FAS, Inc.	10,198	116,665

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 14.1% (Continued)
Specialty Retail - 1.7% (Continued)
Guess?, Inc.	3,973	$119,190
Kirkland's, Inc. (a)	984	14,730
New York & Company, Inc. (a)	8,200	22,878
Pier 1 Imports, Inc. (a)	3,270	50,849
Shoe Carnival, Inc. (a)	4,579	115,803
West Marine, Inc. (a)	183	2,218
		858,549
Textiles, Apparel & Luxury Goods - 1.1%
Kenneth Cole Productions, Inc. (a)	1,127	13,851
Movado Group, Inc.	5,905	108,711
Quiksilver, Inc. (a)	26,569	118,498
Unifi, Inc. (a)	4,195	40,817
Wolverine World Wide, Inc.	6,457	252,404
		534,281
Consumer Staples - 2.7%
Beverages - 0.3%
Coca-Cola Bottling Company Consolidated	2,333	142,196
National Beverage Corporation (a)	430	7,194
		149,390
Food & Staples Retailing - 1.0%
Andersons, Inc. (The)	3,523	142,857
Ingles Markets, Inc. - Class A	6,376	111,134
Nash Finch Company	53	1,548
Pantry, Inc. (The) (a)	1,649	19,854
SUPERVALU, Inc.	100	691
Susser Holdings Corporation (a)	10,161	242,340
		518,424
Food Products - 1.0%
Darling International, Inc. (a)	7,616	116,373
Hain Celestial Group, Inc. (The) (a)	3,028	116,851
J & J Snack Foods Corporation	1,878	95,834
Omega Protein Corporation (a)	9,935	85,540
Seneca Foods Corporation - Class A (a)	230	6,654
Smart Balance, Inc. (a)	14,700	77,910
Westway Group, Inc. (a)	100	560
		499,722
Household Products - 0.2%
Central Garden & Pet Company - Class A (a)	1,461	13,821
Harbinger Group, Inc. (a)	610	2,928
Spectrum Brands Holdings, Inc. (a)	1,739	50,344
		67,093
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)	110	3,957
Inter Parfums, Inc.	33	551
Revlon, Inc. (a)	6,307	99,398
Schiff Nutrition International, Inc. (a)	402	4,290
		108,196

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Energy - 7.0%
Energy Equipment & Services - 3.2%
Basic Energy Services, Inc. (a)	6,557	$118,092
Complete Production Services, Inc. (a)	6,378	214,939
Dawson Geophysical Company (a)	638	22,706
Global Geophysical Services, Inc. (a)	505	4,550
Gulfmark Offshore, Inc. - Class A (a)	853	38,999
Matrix Service Company (a)	320	3,725
McDermott International, Inc. (a)	7,931	96,441
Mitcham Industries, Inc. (a)	5,040	110,678
Parker Drilling Company (a)	29,524	191,906
Patterson-UTI Energy, Inc.	7,326	138,242
Pioneer Drilling Company (a)	12,386	110,483
RigNet, Inc. (a)	968	16,901
RPC, Inc.	7,309	111,462
SEACOR Holdings, Inc. (a)	1,237	113,223
TGC Industries, Inc. (a)	12,032	98,181
Union Drilling, Inc. (a)	14,839	95,415
Unit Corporation (a)	2,581	116,790
Willbros Group, Inc. (a)	807	3,438
		1,606,171
Oil, Gas & Consumable Fuels - 3.8%
Alon USA Energy, Inc.	11,673	112,761
Approach Resources, Inc. (a)	701	24,626
Arch Coal, Inc.	6,080	87,734
Callon Petroleum Company (a)	43,720	262,320
Cloud Peak Energy, Inc. (a)	5,018	95,091
Comstock Resources, Inc. (a)	1	12
Crimson Exploration, Inc. (a)	1,414	4,171
CVR Energy, Inc. (a)	8,800	219,472
Delek US Holdings, Inc.	12,655	159,326
Evolution Petroleum Corporation (a)	454	4,068
EXCO Resources, Inc.	14,295	112,359
GeoResources, Inc. (a)	2,823	86,412
Green Plains Renewable Energy, Inc. (a)	6,085	69,065
Gulfport Energy Corporation (a)	1,700	55,879
Hallador Energy Company	143	1,433
James River Coal Company (a)	11,806	74,260
Penn Virginia Corporation	10,000	46,300
REX American Resources Corporation (a)	2,243	57,645
Rex Energy Corporation (a)	4,454	42,135
Teekay Corporation	4,351	119,304
Venoco, Inc. (a)	11,755	124,721
Western Refining, Inc.	8,300	137,199
		1,896,293
Financials - 17.0%
Capital Markets - 3.3%
American Capital Ltd. (a)	27,534	226,330
Apollo Investment Corporation	15,099	116,413
Artio Global Investors, Inc.	1,755	7,880
BGC Partners, Inc. - Class A	18,222	114,070

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 17.0% (Continued)
Capital Markets - 3.3% (Continued)
Calamos Asset Management, Inc. - Class A	8,478	$105,890
Cowen Group, Inc. (a)	2,923	7,892
E*TRADE Financial Corporation (a)	17,017	139,369
Evercore Partners, Inc. - Class A	2,311	65,147
GAMCO Investors, Inc. - Class A	384	17,856
GFI Group, Inc.	4,834	22,381
Gladstone Capital Corporation	74	662
Gladstone Investment Corporation	7,619	61,942
Hercules Technology Growth Capital, Inc.	322	3,069
HFF, Inc. - Class A (a)	7,148	100,858
INTL FCStone, Inc. (a)	3,256	83,614
Lazard Ltd. - Class A	3,253	93,426
Medallion Financial Corporation	9,145	101,418
NGP Capital Resources Company	761	5,921
SEI Investments Company	11,960	219,705
SWS Group, Inc.	38	279
THL Credit, Inc.	5,940	77,458
TICC Capital Corporation	222	2,076
U.S. Global Investors, Inc.	7,100	49,984
Walter Investment Management Corporation	2,259	42,289
		1,665,929
Commercial Banks - 3.6%
1st Source Corporation	1,423	35,632
American National Bankshares, Inc.	300	6,195
Associated Banc-Corp	18,511	230,647
Bancorp, Inc. (The) (a)	3,670	29,433
Banner Corporation	34	668
CapitalSource, Inc.	21,367	147,646
Cardinal Financial Corporation	8,448	94,702
Central Pacific Financial Corporation (a)	214	2,917
Community Trust Bancorp, Inc.	300	9,243
CVB Financial Corporation	8,755	92,190
East West Bancorp, Inc.	10,412	228,648
First Horizon National Corporation	26,810	234,053
First Interstate BancSystem, Inc.	6,317	86,922
First Niagara Financial Group, Inc.	15,689	150,144
Fulton Financial Corporation	14,620	135,820
Lakeland Financial Corporation	66	1,672
Pacific Continental Corporation	5,484	48,588
PacWest Bancorp	1,901	40,434
PrivateBancorp, Inc.	5,899	83,412
SCBT Financial Corporation	16	495
Southside Bancshares, Inc.	61	1,305
State Bank Financial Corporation (a)	3,404	54,430
Sterling Bancorp	95	907
Sun Bancorp, Inc. (a)	1,690	4,935
Tower Bancorp, Inc.	1,988	61,211
Union First Market Bankshares Corporation	1,973	27,109
West Bancorporation, Inc.	206	2,002

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 17.0% (Continued)
Commercial Banks - 3.6% (Continued)
Wilshire Bancorp, Inc. (a)	1,027	$3,595
		1,814,955
Consumer Finance - 0.8%
Advance America, Cash Advance Centers, Inc.	4,466	35,147
Credit Acceptance Corporation (a)	1,433	120,974
DFC Global Corporation (a)	4,391	86,503
First Cash Financial Services, Inc. (a)	3,427	137,937
Green Dot Corporation - Class A (a)	495	14,048
Nelnet, Inc. - Class A	727	17,920
		412,529
Diversified Financial Services - 1.2%
CBOE Holdings, Inc.	5,437	139,133
Compass Diversified Holdings, Inc.	4,643	65,095
Interactive Brokers Group, Inc. - Class A	16,726	252,897
MarketAxess Holdings, Inc.	3,868	120,101
PICO Holdings, Inc. (a)	1,013	22,357
		599,583
Insurance - 3.7%
Allied World Assurance Company Holdings A.G.	1,892	116,415
American National Insurance Company	1,454	105,924
AMERISAFE, Inc. (a)	810	19,910
AmTrust Financial Services, Inc.	5,800	150,394
Argo Group International Holdings Ltd.	136	3,918
Assured Guaranty Ltd.	119	1,846
Brown & Brown, Inc.	3,509	79,935
Donegal Group, Inc. - Class A	331	5,051
Employers Holdings, Inc.	5,544	99,570
Endurance Specialty Holdings Ltd.	350	13,090
Flagstone Reinsurance Holdings, S.A.	438	3,824
Genworth Financial, Inc. - Class A (a)	12,362	95,311
Global Indemnity plc (a)	131	2,632
Hanover Insurance Group, Inc. (The)	3,212	116,788
HCC Insurance Holdings, Inc.	3,438	95,439
Horace Mann Educators Corporation	289	4,520
Kansas City Life Insurance Company	1,714	55,465
Kemper Corporation	3,708	110,387
Maiden Holdings Ltd.	9,557	89,071
Mercury General Corporation	2,630	114,931
Navigators Group, Inc. (The) (a)	19	908
Primerica, Inc.	4,777	117,037
Protective Life Corporation	4,500	112,545
SeaBright Holdings, Inc.	11,271	90,393
State Auto Financial Corporation	5,768	72,215
Symetra Financial Corporation	16,837	155,237
Universal Insurance Holdings, Inc.	3,932	15,767
		1,848,523
Real Estate Investment Trusts (REIT) - 2.2%
Anworth Mortgage Asset Corporation	18,481	120,127

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 17.0% (Continued)
Real Estate Investment Trusts (REIT) - 2.2% (Continued)
Chimera Investment Corporation	33,619	$102,202
CommonWealth REIT	5,951	117,056
CreXus Investment Corporation	10,528	116,545
Equity Lifestyle Properties, Inc.	1,720	120,641
Government Properties Income Trust	21	506
Gramercy Capital Corporation (a)	63,004	169,481
Mack-Cali Realty Corporation	4,078	117,283
Mission West Properties, Inc.	8,967	84,111
Saul Centers, Inc.	3,116	111,054
Terreno Realty Corporation	1,712	24,173
		1,083,179
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	1,310	103,176
Kennedy-Wilson Holdings, Inc.	125	1,679
Tejon Ranch Company (a)	4,027	114,769
		219,624
Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corporation	11,053	92,071
Capitol Federal Financial, Inc.	12,879	148,752
Dime Community Bancshares, Inc.	1,374	18,934
Doral Financial Corporation (a)	275	358
Federal Agricultural Mortgage Corporation	619	12,009
First Financial Holdings, Inc.	738	7,166
Home Bancorp, Inc. (a)	200	3,192
Meridian Interstate Bancorp, Inc. (a)	200	2,584
Northwest Bancshares, Inc.	4,337	53,432
Ocwen Financial Corporation (a)	14,910	214,555
Oritani Financial Corporation	3,560	46,173
Rockville Financial, Inc.	928	10,097
TFS Financial Corporation (a)	9,730	87,570
Washington Federal, Inc.	13,216	208,284
		905,177
Health Care - 14.9%
Biotechnology - 2.4%
Aegerion Pharmaceuticals, Inc. (a)	5,581	95,937
Allos Therapeutics, Inc. (a)	1,512	2,344
AMAG Pharmaceuticals, Inc. (a)	1	16
Amicus Therapeutics, Inc. (a)	4,625	30,063
Anthera Pharmaceuticals, Inc. (a)	4,068	32,056
Codexis, Inc. (a)	648	3,609
DUSA Pharmaceuticals, Inc. (a)	759	3,643
Emergent BioSolutions, Inc. (a)	1,367	23,198
Idenix Pharmaceuticals, Inc. (a)	7,944	106,370
Inhibitex, Inc. (a)	8,200	209,346
Myriad Genetics, Inc. (a)	8,696	205,747
Neurocrine Biosciences, Inc. (a)	10,655	99,092
OPKO Health, Inc. (a)	9,560	50,286
Progenics Pharmaceuticals, Inc. (a)	6,303	60,761
Repligen Corporation (a)	8,242	33,050

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 14.9% (Continued)
Biotechnology - 2.4% (Continued)
Targacept, Inc. (a)	128	$778
Trius Therapeutics, Inc. (a)	19,042	105,874
United Therapeutics Corporation (a)	1	49
Vical, Inc. (a)	5,701	20,011
Zogenix, Inc. (a)	40,596	107,173
		1,189,403
Health Care Equipment & Supplies - 4.0%
Accuray, Inc. (a)	86	486
Alere, Inc. (a)	3,977	96,045
AngioDynamics, Inc. (a)	1,521	19,712
ArthroCare Corporation (a)	96	2,967
AtriCure, Inc. (a)	940	10,829
Cantel Medical Corporation	2,473	78,073
CONMED Corporation (a)	1	29
Cooper Companies, Inc. (The)	1,242	89,598
DynaVox, Inc. (a)	1,800	6,822
Gen-Probe, Inc. (a)	3,447	230,708
Hill-Rom Holdings, Inc.	3,711	122,500
Integra LifeSciences Holdings Corporation (a)	4,221	124,604
IRIS International, Inc. (a)	1,079	10,563
Mako Surgical Corporation (a)	1,657	59,288
Natus Medical, Inc. (a)	1,139	12,882
Palomar Medical Technologies, Inc. (a)	849	7,684
RTI Biologics, Inc. (a)	5,923	20,434
Sirona Dental Systems, Inc. (a)	8,162	394,633
Solta Medical, Inc. (a)	2,358	7,074
Synergetics USA, Inc. (a)	7,996	52,054
Synovis Life Technologies, Inc. (a)	4,511	126,173
Teleflex, Inc.	1,918	117,362
Thoratec Corporation (a)	4,956	145,706
Young Innovations, Inc.	74	2,260
Zoll Medical Corporation (a)	4,247	291,259
		2,029,745
Health Care Providers & Services - 4.1%
Almost Family, Inc. (a)	50	942
American Dental Partners, Inc. (a)	5,664	107,446
Bio-Reference Laboratories, Inc. (a)	556	10,759
Brookdale Senior Living, Inc. (a)	6,601	116,178
Capital Senior Living Corporation (a)	427	3,459
Catalyst Health Solutions, Inc. (a)	642	35,156
Centene Corporation (a)	3,304	149,341
Cross Country Healthcare, Inc. (a)	17,825	109,980
Emeritus Corporation (a)	3,600	62,856
Five Star Quality Care, Inc. (a)	10,481	38,046
Health Management Associates, Inc. - Class A (a)	25,501	163,461
Health Net, Inc. (a)	3,274	123,561
Landauer, Inc.	80	4,545
Metropolitan Health Networks, Inc. (a)	14,242	114,221
National Research Corporation	64	2,520

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 14.9% (Continued)
Health Care Providers & Services - 4.1% (Continued)
Providence Service Corporation (The) (a)	6,291	$94,931
RadNet, Inc. (a)	6,103	15,318
Select Medical Holdings Corporation (a)	27,558	228,456
Skilled Healthcare Group, Inc. - Class A (a)	10,009	61,455
Sunrise Senior Living, Inc. (a)	180	1,280
Team Health Holdings, Inc. (a)	5,509	113,485
Triple-S Management Corporation (a)	1,852	39,503
U.S. Physical Therapy, Inc.	57	1,163
Universal American Corporation	10,036	110,296
WellCare Health Plans, Inc. (a)	6,428	384,137
		2,092,495
Health Care Technology - 0.7%
HealthStream, Inc. (a)	7,513	139,591
MedAssets, Inc. (a)	17,254	182,202
Medidata Solutions, Inc. (a)	1,344	28,090
		349,883
Life Sciences Tools & Services - 2.7%
Bio-Rad Laboratories, Inc. - Class A (a)	1,118	113,544
Bruker Corporation (a)	9,480	134,616
Cambrex Corporation (a)	15,789	124,102
Charles River Laboratories International, Inc. (a)	14,798	499,728
Covance, Inc. (a)	2,631	115,264
eResearchTechnology, Inc. (a)	60	332
MEDTOX Scientific, Inc. (a)	3,704	62,968
PAREXEL International Corporation (a)	4,080	98,328
PerkinElmer, Inc.	4,858	116,495
Sequenom, Inc. (a)	1	4
Techne Corporation	1,634	111,521
		1,376,902
Pharmaceuticals - 1.0%
ISTA Pharmaceuticals, Inc. (a)	14,338	115,564
Jazz Pharmaceuticals plc (a)	6,012	279,558
Par Pharmaceutical Companies, Inc. (a)	1,266	45,715
Pernix Therapeutics Holdings, Inc. (a)	129	1,298
Santarus, Inc. (a)	10,205	50,005
		492,140
Industrials - 16.8%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc.	3,762	223,500
Cubic Corporation	2,723	125,911
Exelis, Inc.	11,835	118,232
GeoEye, Inc. (a)	105	2,301
Huntington Ingalls Industries, Inc. (a)	2,889	108,858
LMI Aerospace, Inc. (a)	5,175	102,413
Spirit AeroSystems Holdings, Inc. - Class A (a)	3,742	85,093
		766,308
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	758	4,555

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Air Freight & Logistics - 0.5% (Continued)
Pacer International, Inc. (a)	626	$3,781
Park-Ohio Holdings Corporation (a)	4,929	98,038
UTi Worldwide, Inc.	10,400	154,856
		261,230
Airlines - 0.3%
Copa Holdings, S.A. - Class A	1,781	121,357

Building Products - 0.7%
A.O. Smith Corporation	3,549	150,761
Gibraltar Industries, Inc. (a)	1,176	18,428
Griffon Corporation	474	4,726
Lennox International, Inc.	900	32,580
NCI Building Systems, Inc. (a)	1,872	21,921
Owens Corning, Inc. (a)	2,428	81,945
Quanex Building Products Corporation	2,793	45,889
		356,250
Commercial Services & Supplies - 1.9%
Brink's Company (The)	2,476	69,798
Casella Waste Systems, Inc. (a)	384	2,638
Cenveo, Inc. (a)	717	2,402
CompX International, Inc.	96	1,458
Consolidated Graphics, Inc. (a)	2,296	116,614
Copart, Inc. (a)	4,369	205,518
Corrections Corporation of America (a)	4,205	98,944
G&K Services, Inc.	1,774	58,294
InnerWorkings, Inc. (a)	214	2,360
Intersections, Inc.	53	651
KAR Auction Services, Inc. (a)	807	11,895
McGrath RentCorp	1,409	44,862
Quad/Graphics, Inc. - Class A	775	9,106
Steelcase, Inc. - Class A	13,422	116,906
SYKES Enterprises, Inc. (a)	73	1,280
UniFirst Corporation	1,884	113,756
Viad Corp	233	4,714
WCA Waste Corporation (a)	16,640	107,827
		969,023
Construction & Engineering - 1.4%
AECOM Technology Corporation (a)	12,585	288,071
Argan, Inc.	5,569	80,750
Michael Baker Corporation (a)	4,449	108,956
Pike Electric Corporation (a)	5,482	43,637
Primoris Services Corporation	5,360	85,278
URS Corporation (a)	2,407	99,048
		705,740
Electrical Equipment - 1.0%
Babcock & Wilcox Company (The) (a)	4,721	117,317
Brady Corporation - Class A	100	3,237
Generac Holdings, Inc. (a)	3,894	113,160

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Electrical Equipment - 1.0% (Continued)
II-VI, Inc. (a)	3,043	$70,019
Thomas & Betts Corporation (a)	1,548	110,512
Vicor Corporation	12,191	108,865
		523,110
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	2,365	112,882

Machinery - 5.6%
Actuant Corporation - Class A	10,853	275,124
Alamo Group, Inc.	2,308	67,163
American Railcar Industries, Inc. (a)	4,750	123,975
Ampco-Pittsburgh Corporation	4,519	96,933
Blount International, Inc. (a)	2,077	34,104
Cascade Corporation	2,038	115,799
CLARCOR, Inc.	1	51
Columbus McKinnon Corporation (a)	2,499	39,859
Crane Company	2,430	116,640
ESCO Technologies, Inc.	192	5,773
Flow International Corporation (a)	10,535	39,717
FreightCar America, Inc. (a)	1,178	25,574
Graco, Inc.	2,668	122,675
IDEX Corporation	2,206	89,387
ITT Corporation	5,447	118,418
Kadant, Inc. (a)	1,334	32,363
Lincoln Electric Holdings, Inc.	5,126	220,162
Meritor, Inc. (a)	20,652	129,695
Mueller Industries, Inc.	873	38,595
Mueller Water Products, Inc. - Class A	3,139	8,601
NACCO Industries, Inc. - Class A	238	24,324
Navistar International Corporation (a)	2,291	99,177
Oshkosh Corporation (a)	4,594	111,542
Robbins & Myers, Inc.	5,389	261,690
Sauer-Danfoss, Inc. (a)	2,472	124,589
Snap-on, Inc.	1,670	94,372
SPX Corporation	1,358	94,557
Toro Company (The)	1,805	114,419
Valmont Industries, Inc.	162	16,995
WABCO Holdings, Inc. (a)	1,840	95,404
Wabtec Corporation	1,200	82,548
Xerium Technologies, Inc. (a)	196	1,711
		2,821,936
Marine - 0.0% (b)
International Shipholding Corporation	181	4,118

Professional Services - 1.0%
Barrett Business Services, Inc.	4,831	92,997
CDI Corporation	211	3,159
CRA International, Inc. (a)	3,853	83,263
Exponent, Inc. (a)	33	1,612

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Professional Services - 1.0% (Continued)
Heidrick & Struggles International, Inc.	166	$3,649
Huron Consulting Group, Inc. (a)	2,472	92,650
ICF International, Inc. (a)	4,274	121,125
Mistras Group, Inc. (a)	4,088	92,062
VSE Corporation	224	5,871
		496,388
Road & Rail - 2.0%
Arkansas Best Corporation	3,322	60,194
Celadon Group, Inc.	6,442	96,308
Con-way, Inc.	74	2,349
Landstar System, Inc.	4,199	214,779
Marten Transport Ltd.	892	19,490
Old Dominion Freight Line, Inc. (a)	2,697	114,946
Quality Distribution, Inc. (a)	8,606	105,682
Roadrunner Transportation Systems, Inc. (a)	6,809	102,407
Ryder System, Inc.	2,092	117,738
Saia, Inc. (a)	183	2,756
Swift Transportation Company (a)	13,979	161,178
		997,827
Trading Companies & Distributors - 0.7%
Aceto Corporation	440	3,230
DXP Enterprises, Inc. (a)	3,401	114,716
H&E Equipment Services, Inc. (a)	5,890	100,071
Interline Brands, Inc. (a)	6,333	107,724
SeaCube Container Leasing Ltd.	1,491	23,021
		348,762
Information Technology - 17.7%
Communications Equipment - 2.8%
Brocade Communications Systems, Inc. (a)	60,614	340,045
EchoStar Corporation - Class A (a)	10,242	268,648
Emulex Corporation (a)	13,926	145,387
Globecomm Systems, Inc. (a)	618	8,819
Harmonic, Inc. (a)	21,089	123,792
InterDigital, Inc.	1,375	51,315
JDS Uniphase Corporation (a)	7,342	93,170
NETGEAR, Inc. (a)	2,788	111,018
PCTEL, Inc.	1,300	9,672
Polycom, Inc. (a)	6,291	125,505
Tellabs, Inc.	35,981	136,728
		1,414,099
Computers & Peripherals - 1.3%
Cray, Inc. (a)	1,535	11,451
Datalink Corporation (a)	13,900	128,019
Electronics For Imaging, Inc. (a)	7,145	122,608
NCR Corporation (a)	6,513	121,989
QLogic Corporation (a)	13,189	228,434
Quantum Corporation (a)	20,833	52,499
		665,000

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 17.7% (Continued)
Electronic Equipment, Instruments & Components - 3.4%
Aeroflex Holding Corporation (a)	58	$735
Agilysys, Inc. (a)	9,931	80,838
AVX Corporation	8,199	107,899
Daktronics, Inc.	6,224	68,091
Electro Scientific Industries, Inc.	6,843	103,877
GSI Group, Inc. (The) (a)	859	9,921
Ingram Micro, Inc. - Class A (a)	6,138	116,499
Insight Enterprises, Inc. (a)	51	942
KEMET Corporation (a)	11,989	110,179
LeCroy Corporation (a)	6,423	66,863
Mercury Computer Systems, Inc. (a)	6,990	93,596
Mesa Laboratories, Inc.	21	933
MTS Systems Corporation	16	734
Multi-Fineline Electronix, Inc. (a)	2,453	60,982
National Instruments Corporation	3,946	106,187
Newport Corporation (a)	1,918	35,425
OSI Systems, Inc. (a)	948	50,936
PC Connection, Inc.	7,464	89,568
Plexus Corporation (a)	2,312	83,810
Power-One, Inc. (a)	18,800	81,592
Rofin-Sinar Technologies, Inc. (a)	2,456	69,677
SYNNEX Corporation (a)	2,478	89,654
Tech Data Corporation (a)	3,021	156,850
TTM Technologies, Inc. (a)	6,710	82,332
Viasystems Group, Inc. (a)	1,003	17,041
X-Rite, Inc. (a)	5,233	23,758
		1,708,919
Internet Software & Services - 1.3%
EarthLink, Inc.	9,472	68,293
EasyLink Services International Corporation - Class A (a)	38,994	172,354
IntraLinks Holdings, Inc. (a)	23,828	163,222
Liquidity Services, Inc. (a)	3,402	117,403
LoopNet, Inc. (a)	316	5,062
Marchex, Inc. - Class B	668	3,019
Monster Worldwide, Inc. (a)	6,803	48,982
Move, Inc. (a)	9,460	68,112
Perficient, Inc. (a)	30	334
RealNetworks, Inc.	40	408
TechTarget, Inc. (a)	1,131	7,861
		655,050
IT Services - 2.1%
Booz Allen Hamilton Holding Corporation (a)	6,488	114,189
Broadridge Financial Solutions, Inc.	4,880	116,974
Cardtronics, Inc. (a)	4,320	110,376
CSG Systems International, Inc. (a)	3,866	62,900
DST Systems, Inc.	2,382	116,265
ExlService Holdings, Inc. (a)	4,691	113,241
FleetCor Technologies, Inc. (a)	3,449	117,231

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 17.7% (Continued)
IT Services - 2.1% (Continued)
Global Cash Access Holdings, Inc. (a)	3,578	$18,963
iGATE Corporation (a)	2,275	41,450
ModusLink Global Solutions, Inc.	1,582	9,049
MoneyGram International, Inc. (a)	6,217	115,388
TeleTech Holdings, Inc. (a)	6,558	111,224
TNS, Inc. (a)	1,180	21,759
		1,069,009
Office Electronics - 0.3%
Zebra Technologies Corporation - Class A (a)	3,543	134,138

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. (a)	4,012	42,688
Alpha & Omega Semiconductor Ltd. (a)	7,710	71,549
AuthenTec, Inc. (a)	7,811	27,182
Entegris, Inc. (a)	171	1,638
Exar Corporation (a)	113	755
Fairchild Semiconductor International, Inc. (a)	7,949	111,127
Integrated Device Technology, Inc. (a)	3,596	22,799
International Rectifier Corporation (a)	5,123	116,804
Intersil Corporation - Class A	4,314	48,576
Kulicke & Soffa Industries, Inc. (a)	23,100	249,711
MEMC Electronic Materials, Inc. (a)	48,700	222,559
Microsemi Corporation (a)	5,681	112,370
Pericom Semiconductor Corporation (a)	4,508	36,064
PMC-Sierra, Inc. (a)	17,916	116,454
Rubicon Technology, Inc. (a)	1,899	20,566
Rudolph Technologies, Inc. (a)	8,746	89,472
Tessera Technologies, Inc. (a)	11,483	227,363
		1,517,677
Software - 3.5%
Actuate Corporation (a)	16,899	97,338
American Software, Inc. - Class A	8,616	77,285
Ariba, Inc. (a)	5,176	141,305
Blackbaud, Inc.	3,084	93,846
Compuware Corporation (a)	18,116	142,029
Concur Technologies, Inc. (a)	47	2,460
Convio, Inc. (a)	5,148	82,008
DemandTec, Inc. (a)	8,890	117,170
Ebix, Inc.	33	818
EPIQ Systems, Inc.	6,020	73,384
ePlus, inc. (a)	111	3,166
Guidance Software, Inc. (a)	7,521	57,536
Manhattan Associates, Inc. (a)	1,738	76,281
Mentor Graphics Corporation (a)	70	971
Parametric Technology Corporation (a)	11,437	287,869
Pervasive Software, Inc. (a)	1,800	10,368
Quest Software, Inc. (a)	5,856	119,170
Rovi Corporation (a)	3,323	106,635
Synchronoss Technologies, Inc. (a)	139	4,645

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 17.7% (Continued)
Software - 3.5% (Continued)
Tyler Technologies, Inc. (a)	6	$211
VASCO Data Security International, Inc. (a)	19,275	162,488
Verint Systems, Inc. (a)	3,342	94,612
		1,751,595
Materials - 6.7%
Chemicals - 3.1%
Cabot Corporation	3,263	118,121
Chemtura Corporation (a)	8,934	125,523
Georgia Gulf Corporation (a)	4,000	140,200
H.B. Fuller Company	4,154	118,887
Huntsman Corporation	9,692	123,379
Innophos Holdings, Inc.	2,328	116,214
Innospec, Inc. (a)	1	32
Koppers Holdings, Inc.	1,357	51,552
Kronos Worldwide, Inc.	6,700	154,234
LSB Industries, Inc. (a)	3,143	110,162
Minerals Technologies, Inc.	783	49,681
OMNOVA Solutions, Inc. (a)	428	2,123
Rockwood Holdings, Inc. (a)	2,068	104,434
Solutia, Inc. (a)	7,774	213,785
Spartech Corporation (a)	1,253	6,729
TPC Group, Inc. (a)	1,739	57,126
Valspar Corporation (The)	37	1,600
W.R. Grace & Company (a)	1,522	81,488
		1,575,270
Construction Materials - 0.0% (b)
Headwaters, Inc. (a)	6,600	17,490

Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	637	21,046
Myers Industries, Inc.	1,071	14,255
Owens-Illinois, Inc. (a)	4,390	105,580
Packaging Corporation of America	4,200	118,188
Sealed Air Corporation	2,800	55,804
Silgan Holdings, Inc.	2,943	122,311
UFP Technologies, Inc. (a)	600	9,204
		446,388
Metals & Mining - 2.4%
A.M. Castle & Company (a)	288	2,987
AK Steel Holding Corporation	16,146	152,418
Carpenter Technology Corporation	2,814	147,679
Coeur d'Alene Mines Corporation (a)	5,400	149,364
Commercial Metals Company	12,260	175,808
Compass Minerals International, Inc.	1,580	115,451
Gold Reserve, Inc. (a)	241	733
Metals USA Holdings Corporation (a)	8,452	113,003
Midway Gold Corporation (a)	168	341
Noranda Aluminum Holding Corporation	10,951	114,876

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Materials - 6.7% (Continued)
Metals & Mining - 2.4% (Continued)
Revett Minerals, Inc. (a)	313	$1,534
Steel Dynamics, Inc.	7,061	112,623
Thompson Creek Metals Company, Inc. (a)	1	8
Titanium Metals Corporation	6,022	92,618
Universal Stainless & Alloy Products, Inc. (a)	370	14,700
		1,194,143
Paper & Forest Products - 0.3%
KapStone Paper and Packaging Corporation (a)	7,225	126,149
Neenah Paper, Inc.	699	16,615
		142,764
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.6%
Cbeyond, Inc. (a)	4,011	34,094
Fairpoint Communications, Inc. (a)	119	484
IDT Corporation - Class B	8,254	72,635
Lumos Networks Corporation	6,558	98,567
SureWest Communications	129	1,868
Vonage Holdings Corporation (a)	30,385	76,874
		284,522
Wireless Telecommunication Services - 0.7%
Clearwire Corporation - Class A (a)	64,227	108,544
MetroPCS Communications, Inc. (a)	9,855	87,118
NTELOS Holdings Corporation	5,195	118,602
Telephone and Data Systems, Inc.	1,734	45,604
		359,868
Utilities - 1.6%
Electric Utilities - 0.2%
ALLETE, Inc.	2,401	99,521

Gas Utilities - 0.2%
Atmos Energy Corporation	3,594	116,482

Independent Power Producers & Energy Traders - 0.2%
Genie Energy Ltd. - Class B	11,579	121,116

Multi-Utilities - 0.5%
NorthWestern Corporation	3,332	117,086
Vectren Corporation	4,074	116,476
		233,562
Water Utilities - 0.5%
American States Water Company	3,271	118,312
California Water Service Group	5,220	96,309
York Water Company	873	15,540
		230,161

Total Common Stocks (Cost $45,680,248)		$50,267,655

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

RIGHTS - 0.0% (b)	Shares	Value
Pilgrim's Pride Corporation (a) (c) (Cost $2,542)	14,739	$2,687

Total Investments at Value - 99.8% (Cost $45,682,790)		$50,270,342

Other Assets in Excess of Liabilities - 0.2%		123,120

Net Assets - 100.0%		$50,393,462

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Securities fair valued under supervision of the Board of Trustees totaled $2,687 at January 31, 2012, representing 0.0% (b) of net assets (Note 1).

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)

MONEY MARKET FUNDS - 67.9%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.22% (a) (Cost $10,576,446)	10,576,446	$10,576,446

Total Investments at Value - 67.9% (Cost $10,576,446)		$10,576,446

Other Assets in Excess of Liabilities - 32.1%		5,000,349	(b)

Net Assets - 100.0%		$15,576,795
(a)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2012.
(b)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
January 31, 2012 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Brent Crude Oil Future	3/15/2012	2	$221,440	$135
Class III Milk Future	3/29/2012	17	562,700	(6,467)
Cocoa Future	5/15/2012	8	185,920	(4,923)
Coffee Future	5/18/2012	2	163,500	(3,943)
Copper Future	3/28/2012	1	94,787	(828)
Corn Future	3/14/2012	5	159,750	2,024
Corn Future	5/14/2012	1	32,262	122
Frozen Concentrate Orange Juice Future	3/12/2012	19	598,500	29,768
Gas Oil Future	3/12/2012	1	95,225	148
Gold Future	4/26/2012	3	522,210	20,325
Heating Oil Future	2/29/2012	1	128,394	388
Lumber Future	5/15/2012	1	29,260	943
Palladium Future	3/28/2012	3	206,160	(362)
Platinum Future	4/26/2012	4	317,960	7,453
Silver Future	3/28/2012	1	165,725	(2,027)
Soybean Future	3/14/2012	5	299,750	1,312
Soybean Future	5/14/2012	1	60,425	447
Soybean Meal Future	3/14/2012	10	319,300	2,733
Soybean Meal Future	5/14/2012	1	32,130	427
Soybean Oil Future	3/14/2012	9	274,698	660
Soybean Oil Future	5/14/2012	2	61,572	583
Sugar #11 Future	2/29/2012	33	873,735	(17,000)
Wheat Future	3/14/2012	1	33,300	985
Total Commodity Futures			5,438,703	32,903

CURRENCY FUTURES
Australian Dollar Future	3/19/2012	12	1,266,960	15,648
Canadian Dollar Future	3/20/2012	2	199,220	(5)
Mexican Peso Future	3/19/2012	34	1,298,375	21,713
Total Currency Futures			2,764,555	37,356

Total Futures Contracts			$8,203,258	$70,259

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
January 31, 2012 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Class III Milk Future	3/29/2012	6	$198,600	$1,183
Cocoa Future	5/15/2012	5	116,200	(614)
Coffee Future	5/18/2012	2	163,500	351
Copper Future	3/28/2012	2	189,575	983
Corn Future	3/14/2012	3	95,850	(1,168)
Cotton No. 2 Future	5/8/2012	1	47,255	207
Crude Oil Future	3/20/2012	4	395,240	4,111
Feeder Cattle Future	3/29/2012	10	778,000	(7,638)
Heating Oil Future	2/29/2012	1	128,394	(1,199)
Lean Hogs Future	4/16/2012	17	602,650	(4,897)
Live Cattle Future	4/30/2012	17	874,310	(4,497)
Lumber Future	5/15/2012	11	321,860	(12,207)
Natural Gas Future	3/28/2012	37	962,740	91,214
Soybean Future	3/14/2012	1	59,950	(553)
Soybean Oil Future	3/14/2012	3	91,566	(782)
Wheat Future	3/14/2012	11	366,300	(11,638)
Total Commodity Futures			5,391,990	52,856

CURRENCY FUTURES
British Pound Future	3/19/2012	1	98,463	41
Euro FX Future	3/19/2012	3	490,575	(7)
Japanese Yen Future	3/19/2012	5	820,437	(4,194)
Swiss Franc Future	3/19/2012	11	1,495,175	(13,035)
Total Currency Futures			2,904,650	(17,195)

INDEX FUTURES
CBOE Volatility Index (VIX) Future	2/14/2012	44	917,400	84,343
CBOE Volatility Index (VIX) Future	3/20/2012	49	1,109,850	62,453
E-Mini S&P 500 Future	3/16/2012	76	4,967,550	(38,665)
Total Index Futures			6,994,800	108,131

Total Futures Contracts Sold Short			$15,291,440	$143,792

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2012 (Unaudited)

1.   Securities valuation

The portfolio securities of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for long positions and at the closing ask price for short positions for that day.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.  Futures contracts are generally valued at the last quoted sales price on the applicable valuation date.  Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at the official settlement price of the primary exchange on which it is traded.  Prices for these futures contracts are monitored until 4:00 p.m. Eastern time to determine if fair valuation is required.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the TFS Capital Investment Trust and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

The Funds’ investments and securities sold short recorded at fair value have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement.  The levels of the fair value hierarchy and their applicability to the Funds are described below:

•
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date.  Level 1 assets and liabilities include common stocks, closed-end, open-end and exchange-traded funds, exchange-traded notes, rights, warrants, futures contracts and cash equivalents.

•
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active.  Assets and liabilities included in this category generally include common stocks that trade infrequently or their trading has been temporarily halted and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•
Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.  Assets and liabilities included in this category generally include common stocks that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.  The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of January 31, 2012:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities, Securities Sold Short and Money Market Funds:
Common Stocks	$1,546,422,770	$-	$32	$1,546,422,802
Common Stocks – Sold Short	(1,092,483,009)	(95)	(681,927)	(1,093,165,031)
Preferred Stocks – Sold Short	(6,509)	-	-	(6,509)
Closed-End Funds	97,412,915	-	-	97,412,915
Closed-End Funds – Sold Short	(999)	-	-	(999)
Exchange-Traded Funds	2,380	-	-	2,380
Exchange-Traded Funds – Sold Short	(123,843,540)	-	-	(123,843,540)
Exchange-Traded Notes	4,404,261	-	-	4,404,261
Exchange-Traded Notes – Sold Short	(40,749,223)	-	-	(40,749,223)
Open-End Funds	2,167	-	-	2,167
Rights	-	26,733	-	26,733
Warrants – Sold Short	(11,426)	-	-	(11,426)
Corporate Bonds	-	2,037	-	2,037
Money Market Funds	15,862,462	-	-	15,862,462
Total	$407,012,249	$28,675	$(681,895)	$406,359,029

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$50,267,655	$-	$-	$50,267,655
Rights	-	2,687	-	2,687
Total	$50,267,655	$2,687	$-	$50,270,342

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Money Market Funds:
Money Market Funds	$10,576,446	$-	$-	$10,576,446

Other Financial Instruments:
Futures Contracts	$8,203,258	$-	$-	$8,203,258
Futures Contracts – Sold Short	(15,291,440)	-	-	(15,291,440)
Total	$(7,088,182)	$-	$-	$(7,088,182)

Refer to each Fund’s Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities valued using Level 1, Level 2 and Level 3 inputs by security type and industry type.  During the quarter ended January 31, 2012, TFS Small Cap Fund and TFS Hedged Futures Fund did not have any significant transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in TFS Small Cap Fund or TFS Hedged Futures Fund during the quarter ended or as of January 31, 2012.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a reconciliation of Level 3 investments held and securities sold short in TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value as of January 31, 2012.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for the securities existed and this difference could be material.

		Securities
	Investments	Sold Short
Balance as of October 31, 2011	$-	$(647,937)
Transfers in and/or out of Level 3	32	(33,989)

Balance as of January 31, 2012	$32	$(681,926)

The total amount of net unrealized appreciation (depreciation) on the Level 3 investments held and securities sold short at January 31, 2012 was $(149) and $2,017,381, respectively.

2.   Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2012:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund

Tax cost of portfolio investments	$1,653,075,045	$46,697,654	$10,576,446

Gross unrealized appreciation	$126,876,095	$4,716,550	$-
Gross unrealized depreciation	(115,815,383)	(1,143,862)	-

Net unrealized appreciation on investments	$11,060,712	$3,572,688	$-

Net unrealized appreciation on securities
sold short	$202,564	$-	$-

Net unrealized appreciation on futures
contracts	$-	$-	$214,051

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	March 28, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	March 28, 2012

* Print the name and title of each signing officer under his or her signature.